UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund

Durable Growth Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Micro Cap Growth Fund

Value Opportunities Fund

For the six-month period ended April 30, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

31	Alpha Strategy Fund

32	Durable Growth Fund

35	Focused Growth Fund

37	Focused Large Cap Value Fund

39	Focused Small Cap Value Fund

42	Fundamental Equity Fund

45	Global Equity Fund

50	Growth Leaders Fund

53	Health Care Fund

56	International Equity Fund

62	International Opportunities Fund

68	International Value Fund

73	Micro Cap Growth Fund

77	Value Opportunities Fund

80	Statements of Assets and Liabilities

92	Statements of Operations

98	Statements of Changes in Net Assets

112	Financial Highlights

172	Notes to Financial Statements

213	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Durable Growth Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund Semiannual Report

For the six-month period ended April 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Securities Trust for the six-month period ended April 30, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 through April 30, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/21 – 4/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$800.20	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class C
Actual	$1,000.00	$797.20	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class F
Actual	$1,000.00	$800.90	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.40
Class F3
Actual	$1,000.00	$801.50	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45
Class I
Actual	$1,000.00	$801.40	$0.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R2
Actual	$1,000.00	$798.90	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$799.40	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R4
Actual	$1,000.00	$800.20	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class R5
Actual	$1,000.00	$801.40	$0.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R6
Actual	$1,000.00	$801.60	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.18% for Class C, 0.28% for Class F, 0.09% for Class F3, 0.18% for Class I, 0.78% for Class R2, 0.68% for Class R3, 0.43% for Class R4, 0.18% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2022

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	18.80%
Lord Abbett Securities Trust - Focused Small Cap Value Fund – Class I	10.69%
Lord Abbett Securities Trust - International Opportunities Fund – Class I	20.26%
Lord Abbett Securities Trust - Micro Cap Growth Fund – Class I	8.79%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund – Class I	20.68%
Lord Abbett Securities Trust - Value Opportunities Fund – Class I	20.69%
Repurchase Agreements	0.09%
Total	100.00%

* Represents percent of total investments.

Durable Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$776.30	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$773.40	$7.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.46	$8.40
Class F
Actual	$1,000.00	$777.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class F3
Actual	$1,000.00	$777.40	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class I
Actual	$1,000.00	$777.30	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R3
Actual	$1,000.00	$775.50	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R4
Actual	$1,000.00	$776.20	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R5
Actual	$1,000.00	$777.20	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R6
Actual	$1,000.00	$777.40	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.68% for Class C, 0.68% for Class F, 0.69% for Class F3, 0.68% for Class I, 1.16% for Class R3, 0.91% for Class R4, 0.66% for Class R5 and 0.69% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	10.74%
Consumer Discretionary	19.21%
Consumer Staples	5.46%
Financials	1.89%
Health Care	11.00%
Industrials	8.18%
Information Technology	35.87%
Materials	3.80%
Real Estate	2.06%
Repurchase Agreements	1.79%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$708.70	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$705.90	$7.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class F
Actual	$1,000.00	$709.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class F3*
Actual	$1,000.00	$709.40	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class I
Actual	$1,000.00	$709.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R3
Actual	$1,000.00	$707.50	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class R4
Actual	$1,000.00	$708.60	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R5
Actual	$1,000.00	$709.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R6*
Actual	$1,000.00	$709.70	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.75% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.71% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.01	$3.56
Class R6	$3.01	$3.56

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	10.88%
Consumer Discretionary	16.65%
Consumer Staples	3.00%
Energy	4.02%
Financials	3.12%
Health Care	11.66%
Industrials	2.67%
Information Technology	43.76%
Repurchase Agreements	4.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$935.30	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$931.80	$8.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.51	$8.35
Class F
Actual	$1,000.00	$936.50	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class F3
Actual	$1,000.00	$936.60	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class I
Actual	$1,000.00	$936.00	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R3
Actual	$1,000.00	$934.00	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R4
Actual	$1,000.00	$935.50	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R5
Actual	$1,000.00	$936.60	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6
Actual	$1,000.00	$936.70	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.67% for Class C, 0.68% for Class F, 0.66% for Class F3, 0.68% for Class I, 1.16% for Class R3, 0.91% for Class R4, 0.65% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	7.69%
Consumer Discretionary	5.08%
Consumer Staples	5.58%
Energy	8.51%
Financials	20.96%
Health Care	18.95%
Industrials	12.33%
Information Technology	7.43%
Materials	8.85%
Utilities	3.11%
Repurchase Agreements	1.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$894.10	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class C
Actual	$1,000.00	$890.80	$9.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.78	$10.09
Class F
Actual	$1,000.00	$895.30	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class F3
Actual	$1,000.00	$895.30	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class I
Actual	$1,000.00	$895.40	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class R5
Actual	$1,000.00	$895.40	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R6
Actual	$1,000.00	$895.30	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 2.02% for Class C, 1.01% for Class F, 0.93% for Class F3, 1.01% for Class I, 1.03% for Class R5 and 0.96% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	4.55%
Consumer Discretionary	6.20%
Consumer Staples	3.73%
Energy	11.62%
Financials	27.10%
Health Care	6.51%
Industrials	18.06%
Information Technology	7.19%
Materials	6.41%
Real Estate	6.34%
Repurchase Agreements	1.49%
Money Market Funds(a)	0.72%
Time Deposits(a)	0.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$943.20	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class C
Actual	$1,000.00	$939.80	$8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$943.90	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class F3
Actual	$1,000.00	$944.50	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class I
Actual	$1,000.00	$944.70	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class P
Actual	$1,000.00	$942.00	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R2
Actual	$1,000.00	$941.40	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.56
Class R3
Actual	$1,000.00	$942.00	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4
Actual	$1,000.00	$943.30	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5
Actual	$1,000.00	$944.00	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R6
Actual	$1,000.00	$944.60	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.63% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	4.42%
Consumer Discretionary	7.04%
Consumer Staples	6.28%
Energy	8.88%
Financials	19.97%
Health Care	15.07%
Industrials	11.91%
Information Technology	11.44%
Materials	6.44%
Real Estate	4.66%
Utilities	2.41%
Repurchase Agreements	1.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$861.50	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual	$1,000.00	$858.30	$7.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$861.80	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class F3*
Actual	$1,000.00	$862.20	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06
Class I
Actual	$1,000.00	$862.00	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R3
Actual	$1,000.00	$860.20	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R4
Actual	$1,000.00	$860.70	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R5
Actual	$1,000.00	$862.00	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6*
Actual	$1,000.00	$862.70	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.61% for Class F3, 0.65% for Class I, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.58% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.68	$2.91
Class R6	$2.68	$2.91

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	5.94%
Consumer Discretionary	8.07%
Consumer Staples	7.29%
Energy	5.68%
Financials	14.90%
Health Care	11.67%
Industrials	9.96%
Information Technology	20.46%
Materials	4.97%
Real Estate	3.49%
Utilities	3.38%
Repurchase Agreements	4.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$705.40	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class C
Actual	$1,000.00	$702.70	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$8.30
Class F
Actual	$1,000.00	$706.20	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class F3
Actual	$1,000.00	$706.60	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class I
Actual	$1,000.00	$706.40	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R2
Actual	$1,000.00	$704.10	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class R3
Actual	$1,000.00	$704.50	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R4
Actual	$1,000.00	$705.30	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R5
Actual	$1,000.00	$706.20	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R6
Actual	$1,000.00	$706.60	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.66% for Class C, 0.65% for Class F, 0.58% for Class F3, 0.66% for Class I, 1.26% for Class R2, 1.16% for Class R3, 0.91% for Class R4, 0.66% for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	8.76%
Consumer Discretionary	15.55%
Consumer Staples	2.22%
Energy	2.50%
Financials	4.13%
Health Care	13.66%
Industrials	2.12%
Information Technology	47.49%
Real Estate	0.48%
Repurchase Agreements	3.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Health Care Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$825.40	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class C
Actual	$1,000.00	$822.40	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F
Actual	$1,000.00	$826.30	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class F3*
Actual	$1,000.00	$826.70	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class I
Actual	$1,000.00	$826.30	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$824.10	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$825.20	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$826.30	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R6*
Actual	$1,000.00	$826.80	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.78% for Class F, 0.69% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.03% for Class R4, 0.78% for Class R5 and 0.69% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.66% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.99	$3.31
Class R6	$2.99	$3.31

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Health Care	95.48%
Repurchase Agreements	4.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$845.50	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual	$1,000.00	$842.80	$8.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.59
Class F
Actual	$1,000.00	$846.60	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class F3
Actual	$1,000.00	$847.30	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class I
Actual	$1,000.00	$846.80	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class P
Actual	$1,000.00	$844.90	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R2
Actual	$1,000.00	$844.00	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class R3
Actual	$1,000.00	$845.20	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class R4
Actual	$1,000.00	$845.90	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R5
Actual	$1,000.00	$847.00	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class R6
Actual	$1,000.00	$847.20	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Class C, 0.96% for Class F, 0.84% for Class F3, 0.86% for Class I, 1.34% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	4.86%
Consumer Discretionary	10.77%
Consumer Staples	9.02%
Energy	6.95%
Financials	19.58%
Health Care	10.78%
Industrials	13.11%
Information Technology	7.58%
Materials	8.62%
Real Estate	0.59%
Utilities	3.03%
Repurchase Agreements	4.27%
Money Market Funds(a)	0.76%
Time Deposits(a)	0.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$832.00	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class C
Actual	$1,000.00	$828.50	$8.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.08	$9.79
Class F
Actual	$1,000.00	$832.80	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class F3
Actual	$1,000.00	$833.10	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class I
Actual	$1,000.00	$832.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class P
Actual	$1,000.00	$830.80	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.05
Class R2
Actual	$1,000.00	$830.20	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.80
Class R3
Actual	$1,000.00	$830.80	$6.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class R4
Actual	$1,000.00	$831.70	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R5
Actual	$1,000.00	$833.00	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R6
Actual	$1,000.00	$833.10	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.96% for Class C, 1.06% for Class F, 0.88% for Class F3, 0.96% for Class I, 1.41% for Class P, 1.56% for Class R2, 1.46% for Class R3, 1.21% for Class R4, 0.96% for Class R5 and 0.88% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	4.16%
Consumer Discretionary	9.50%
Consumer Staples	7.13%
Energy	1.24%
Financials	11.14%
Health Care	5.52%
Industrials	21.00%
Information Technology	10.57%
Materials	9.82%
Real Estate	9.50%
Utilities	3.94%
Repurchase Agreements	4.04%
Money Market Funds(a)	2.20%
Time Deposits(a)	0.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$930.50	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$927.30	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$930.30	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class F3*
Actual	$1,000.00	$932.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class I
Actual	$1,000.00	$932.10	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class R2
Actual	$1,000.00	$928.60	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$930.20	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R4
Actual	$1,000.00	$930.30	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class R5
Actual	$1,000.00	$931.90	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class R6*
Actual	$1,000.00	$932.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.92% for Class F, 0.79% for Class F3, 0.82% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.84% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.81% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.88	$4.06
Class R6	$3.88	$4.06

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	2.22%
Consumer Discretionary	6.50%
Consumer Staples	10.19%
Energy	8.55%
Financials	25.08%
Health Care	11.55%
Industrials	14.04%
Information Technology	2.91%
Materials	5.77%
Real Estate	3.42%
Utilities	4.44%
Repurchase Agreements	3.71%
Money Market Funds(a)	1.46%
Time Deposits(a)	0.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$683.90	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class C
Actual	$1,000.00	$681.60	$8.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.13	$10.74
Class F
Actual	$1,000.00	$684.90	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class I
Actual	$1,000.00	$684.90	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.15% for Class C, 1.14% for Class F and 1.14% for Class I multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	6.34%
Consumer Discretionary	15.43%
Consumer Staples	3.80%
Financials	5.80%
Health Care	24.06%
Industrials	15.37%
Information Technology	21.74%
Repurchase Agreements	2.04%
Money Market Funds(a)	4.88%
Time Deposits(a)	0.54%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$858.60	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$855.60	$8.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$9.49
Class F
Actual	$1,000.00	$859.10	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F3
Actual	$1,000.00	$860.10	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class I
Actual	$1,000.00	$859.60	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class P
Actual	$1,000.00	$857.80	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R2
Actual	$1,000.00	$857.30	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.50
Class R3
Actual	$1,000.00	$857.50	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R4
Actual	$1,000.00	$858.90	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R5
Actual	$1,000.00	$859.70	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R6
Actual	$1,000.00	$860.00	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.90% for Class C, 1.00% for Class F, 0.81% for Class F3, 0.90% for Class I, 1.35% for Class P, 1.50% for Class R2, 1.40% for Class R3, 1.15% for Class R4, 0.90% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	0.90%
Consumer Discretionary	8.72%
Consumer Staples	2.22%
Energy	5.75%
Financials	13.86%
Health Care	13.95%
Industrials	17.20%
Information Technology	14.91%
Materials	10.29%
Real Estate	8.39%
Utilities	2.64%
Repurchase Agreements	0.26%
Money Market Funds(a)	0.82%
Time Deposits(a)	0.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.95%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.95%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	5,464,375	$133,057,540
Lord Abbett Securities Trust-Focused Small Cap Value Fund – Class I*(d)	2,818,823	75,629,024
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	8,001,744	143,391,253
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	3,822,966	62,237,880
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	8,163,093	146,364,268
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	7,706,271	146,419,151
Total Investments in Underlying Funds (cost 740,073,110)		707,099,116
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.09%

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $695,700 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $681,273; proceeds: $667,865 (cost $667,865)	$667,865	$667,865
Total Investments in Securities 100.04% (cost $740,740,975)		707,766,981
Other Assets and Liabilities – Net (0.04)%		(299,236)
Net Assets 100.00%		$707,467,745

*	Non-income producing security.
(a)	Affiliated issuer (see Note 13).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$707,099,116	$–	$–	$707,099,116
Short-Term Investments
Repurchase Agreements	–	667,865	–	667,865
Total	$707,099,116	$667,865	$–	$707,766,981

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

DURABLE GROWTH FUND April 30, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.90%

COMMON STOCKS 98.90%

Aerospace & Defense 2.81%
Airbus SE(a)	EUR	5,686	$622,457
CAE, Inc. (Canada)*(b)		46,204	1,098,731
Northrop Grumman Corp.		3,711	1,630,614
TransDigm Group, Inc.*		3,194	1,899,823
Total			5,251,625

Air Freight & Logistics 0.77%
GXO Logistics, Inc.*		24,279	1,437,074

Automobiles 4.09%
Tesla, Inc.*		8,772	7,638,307

Banks 1.03%
First Republic Bank		12,912	1,926,729

Beverages 2.53%
Brown-Forman Corp. Class B		14,061	948,274
Coca-Cola Co. (The)		58,314	3,767,667
Total			4,715,941

Biotechnology 1.84%
BioNTech SE ADR		3,600	499,608
Genmab A/S ADR*		35,453	1,247,237
Natera, Inc.*		15,521	545,097
Seagen, Inc.*		8,690	1,138,477
Total			3,430,419

Capital Markets 0.87%
Moody’s Corp.		5,116	1,619,112

Chemicals 0.96%
Air Products & Chemicals, Inc.		7,647	1,789,933

Construction Materials 1.29%
Vulcan Materials Co.		13,965	2,406,030

Containers & Packaging 1.58%
Avery Dennison Corp.		6,895	1,245,237
Ball Corp.		20,968	1,701,763
Total			2,947,000
Investments	Shares	Fair Value
Entertainment 0.82%
Roku, Inc.*	6,296	$584,898
Walt Disney Co. (The)*	8,444	942,604
Total		1,527,502

Equity Real Estate Investment Trusts 2.07%
SBA Communications Corp.	11,125	3,861,599

Food & Staples Retailing 1.82%
Sysco Corp.	18,754	1,603,092
Walmart, Inc.	11,664	1,784,475
Total		3,387,567

Health Care Equipment & Supplies 3.31%
Align Technology, Inc.*	2,095	607,361
DexCom, Inc.*	4,376	1,787,946
Edwards Lifesciences Corp.*	21,488	2,273,001
Intuitive Surgical, Inc.*	6,325	1,513,573
Total		6,181,881

Hotels, Restaurants & Leisure 2.52%
Airbnb, Inc. Class A*	6,348	972,577
Chipotle Mexican Grill, Inc.*	1,416	2,061,144
Hilton Worldwide Holdings, Inc.*	10,730	1,666,262
Total		4,699,983

Industrial Conglomerates 1.67%
Honeywell International, Inc.	7,930	1,534,534
Roper Technologies, Inc.	3,375	1,585,980
Total		3,120,514

Information Technology Services 6.09%
Accenture plc Class A (Ireland)(b)	4,092	1,229,073
Fidelity National Information Services, Inc.	9,368	928,837
Genpact Ltd.	37,396	1,505,937
Mastercard, Inc. Class A	16,966	6,165,105
PayPal Holdings, Inc.*	9,524	837,445
Twilio, Inc. Class A*	6,240	697,757
Total		11,364,154

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DURABLE GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
Interactive Media & Services 10.00%
Alphabet, Inc. Class A*	6,034	$13,770,735
Match Group, Inc.*	15,206	1,203,555
Meta Platforms, Inc. Class A*	18,341	3,676,820
Total		18,651,110

Internet & Direct Marketing Retail 6.85%
Amazon.com, Inc.*	5,143	12,783,595

Life Sciences Tools & Services 2.69%
10X Genomics, Inc. Class A*	8,501	406,008
Danaher Corp.	6,939	1,742,591
Repligen Corp.*	8,424	1,324,589
West Pharmaceutical Services, Inc.	4,913	1,547,890
Total		5,021,078

Machinery 1.24%
Parker-Hannifin Corp.	4,445	1,203,795
Stanley Black & Decker, Inc.	9,250	1,111,387
Total		2,315,182

Personal Products 1.16%
Estee Lauder Cos., Inc. (The) Class A	8,163	2,155,522

Pharmaceuticals 3.23%
Eli Lilly & Co.	12,964	3,787,173
Zoetis, Inc.	12,648	2,241,858
Total		6,029,031

Road & Rail 1.74%
Norfolk Southern Corp.	7,289	1,879,687
Old Dominion Freight Line, Inc.	4,901	1,372,868
Total		3,252,555
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 8.04%
Advanced Micro Devices, Inc.*	9,446	$807,822
Analog Devices, Inc.	14,410	2,224,616
Lam Research Corp.	3,835	1,786,190
NVIDIA Corp.	35,415	6,568,420
NXP Semiconductors NV (Netherlands)(b)	7,948	1,358,313
QUALCOMM, Inc.	16,153	2,256,412
Total		15,001,773

Software 16.03%
Cadence Design Systems, Inc.*	17,610	2,656,468
Datadog, Inc. Class A*	3,324	401,473
Microsoft Corp.	73,469	20,389,117
Palo Alto Networks, Inc.*	1,078	605,060
Salesforce, Inc.*	16,251	2,859,201
ServiceNow, Inc.*	6,269	2,997,209
Total		29,908,528

Specialty Retail 3.97%
Burlington Stores, Inc.*	9,683	1,971,072
Five Below, Inc.*	7,038	1,105,670
Home Depot, Inc. (The)	14,426	4,333,570
Total		7,410,312

Technology Hardware, Storage & Peripherals 5.97%
Apple, Inc.	70,611	11,131,824

Textiles, Apparel & Luxury Goods 1.91%
Lululemon Athletica, Inc. (Canada)*(b)	1,434	508,539
NIKE, Inc. Class B	24,515	3,057,021
Total		3,565,560
Total Common Stocks (cost $210,229,779)		184,531,440

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

DURABLE GROWTH FUND April 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.80%

Repurchase Agreements 1.80%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $2,830,700 of U.S. Treasury Inflation Indexed Note at 0.875% due 01/15/2029; value: $3,435,263; proceeds: $3,367,805 (cost $3,367,805)	$3,367,805	$3,367,805
Total Investments in Securities 100.70% (cost $213,597,584)		187,899,245
Other Assets and Liabilities – Net (0.70)%		(1,310,624)
Net Assets 100.00%		$186,588,621

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,629,168	$622,457	$–	$5,251,625
Remaining Industries	179,279,815	–	–	179,279,815
Short-Term Investments
Repurchase Agreements	–	3,367,805	–	3,367,805
Total	$183,908,983	$3,990,262	$–	$187,899,245

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.88%

COMMON STOCKS 96.88%

Automobiles 7.05%
Tesla, Inc.*	3,191	$2,778,595

Banks 0.91%
Signature Bank	1,474	357,076

Biotechnology 3.87%
Cytokinetics, Inc.*	15,159	604,389
Vertex Pharmaceuticals, Inc.*	3,366	919,659
Total		1,524,048

Communications Equipment 3.42%
Arista Networks, Inc.*	11,671	1,348,817

Consumer Finance 2.25%
American Express Co.	5,079	887,352

Entertainment 2.96%
Live Nation
Entertainment, Inc.*	11,139	1,168,258

Food & Staples Retailing 3.03%
Costco Wholesale Corp.	2,248	1,195,307

Health Care Equipment & Supplies 2.41%
Edwards Lifesciences Corp.*	8,979	949,799

Health Care Providers & Services 3.24%
UnitedHealth Group, Inc.	2,509	1,275,952

Hotels, Restaurants & Leisure 4.65%
Airbnb, Inc. Class A*	6,636	1,016,702
Hilton Worldwide Holdings, Inc.*	5,266	817,757
Total		1,834,459

Information Technology Services 6.17%
Mastercard, Inc. Class A	4,359	1,583,973
Visa, Inc. Class A	3,973	846,766
Total		2,430,739
Investments	Shares	Fair Value
Interactive Media & Services 8.04%
Alphabet, Inc. Class A*	1,389	$3,169,962

Internet & Direct Marketing Retail 3.64%
Amazon.com, Inc.*	577	1,434,208

Machinery 2.70%
Deere & Co.	2,821	1,065,069

Oil, Gas & Consumable Fuels 4.07%
Cheniere Energy, Inc.	11,796	1,602,015

Pharmaceuticals 2.28%
Novo Nordisk A/S ADR	7,879	898,206

Semiconductors & Semiconductor Equipment 4.92%
Advanced Micro Devices, Inc.*	8,469	724,269
NVIDIA Corp.	6,542	1,213,345
Total		1,937,614

Software 20.31%
Atlassian Corp. plc Class A (Australia)*(a)	2,500	562,075
Crowdstrike Holdings, Inc. Class A*	1,834	364,526
Datadog, Inc. Class A*	4,797	579,382
Intuit, Inc.	1,590	665,813
Microsoft Corp.	14,606	4,053,457
Palo Alto Networks, Inc.*	1,555	872,790
Qualtrics International, Inc. Class A*	25,586	474,364
Trade Desk, Inc. (The) Class A*	7,307	430,528
Total		8,002,935

Technology Hardware, Storage & Peripherals 9.46%
Apple, Inc.	23,659	3,729,841

Textiles, Apparel & Luxury Goods 1.50%
Lululemon Athletica, Inc. (Canada)*(a)	1,670	592,232
Total Common Stocks (cost $40,023,578)		38,182,484

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.28%

Repurchase Agreements 4.28%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $1,891,300 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $1,722,681; proceeds: $1,688,846 (cost $1,688,846)	$1,688,846	$1,688,846
Total Investments in Securities 101.16% (cost $41,712,424)		39,871,330
Other Assets and Liabilities – Net (1.16)%		(457,591)
Net Assets 100.00%		$39,413,739

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$38,182,484	$–	$–	$38,182,484
Short-Term Investments
Repurchase Agreements	–	1,688,846	–	1,688,846
Total	$38,182,484	$1,688,846	$–	$39,871,330

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.41%

COMMON STOCKS 98.41%

Aerospace & Defense 7.65%
Lockheed Martin Corp.	53,230	$23,001,748
Raytheon Technologies Corp.	284,140	26,967,727
Total		49,969,475

Automobiles 2.31%
General Motors Co.*	397,200	15,057,852

Banks 6.42%
Popular, Inc.	236,130	18,415,779
Wells Fargo & Co.	539,170	23,523,987
Total		41,939,766

Biotechnology 3.83%
AbbVie, Inc.	170,350	25,021,008

Building Products 2.45%
Masco Corp.	303,400	15,986,146

Capital Markets 7.34%
Ameriprise Financial, Inc.	92,760	24,626,853
KKR & Co., Inc.	457,120	23,299,406
Total		47,926,259

Chemicals 5.31%
Dow, Inc.	279,720	18,601,380
Valvoline, Inc.	531,800	16,076,314
Total		34,677,694

Communications Equipment 2.28%
Cisco Systems, Inc.	304,090	14,894,328

Construction Materials 2.12%
Eagle Materials, Inc.	112,400	13,861,168

Electric: Utilities 3.11%
NRG Energy, Inc.	565,230	20,291,757

Energy Equipment & Services 2.19%
Schlumberger NV	365,860	14,272,199
Investments	Shares	Fair Value
Food & Staples Retailing 3.24%
BJ’s Wholesale Club
Holdings, Inc.*	328,680	$21,150,558

Health Care Providers & Services 6.47%
Centene Corp.*	236,730	19,068,602
CVS Health Corp.	240,810	23,149,065
Total		42,217,667

Hotels, Restaurants & Leisure 2.77%
Caesars Entertainment, Inc.*	273,000	18,094,440

Household Products 2.33%
Spectrum Brands Holdings, Inc.	179,000	15,227,530

Information Technology Services 3.00%
Euronet Worldwide, Inc.*	160,700	19,549,155

Insurance 7.18%
Allstate Corp. (The)	216,600	27,408,564
Fidelity National Financial, Inc.	488,940	19,469,591
Total		46,878,155

Interactive Media & Services 2.75%
Alphabet, Inc. Class A*	7,870	17,960,835

Media 2.41%
Comcast Corp. Class A	395,500	15,725,080

Metals & Mining 1.41%
Alcoa Corp.	135,820	9,208,596

Oil, Gas & Consumable Fuels 6.32%
Chesapeake Energy Corp.	164,640	13,503,773
Pioneer Natural Resources Co.	73,600	17,109,792
Shell plc ADR	199,280	10,647,530
Total		41,261,095

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2022

Investments	Shares		Fair Value
Pharmaceuticals 8.63%
Bayer AG(a)	EUR	169,870	$11,189,514
Organon & Co.		730,200	23,607,366
Pfizer, Inc.		439,620	21,572,153
Total			56,369,033

Semiconductors & Semiconductor Equipment 2.15%
Micron Technology, Inc.		206,050	14,050,549

Trading Companies & Distributors 2.22%
AerCap Holdings NV (Ireland)*(b)		310,000	14,480,100

Wireless Telecommunication Services 2.52%
T-Mobile US, Inc.*		133,600	16,451,504
Total Common Stocks (cost $646,004,391)			642,521,949
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.52%

Repurchase Agreements 1.52%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $11,064,300 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $10,077,860; proceeds: $9,880,235 (cost $9,880,235)	$9,880,235	$9,880,235
Total Investments in Securities 99.93% (cost $655,884,626)		652,402,184
Other Assets and Liabilities – Net 0.07%		479,802
Net Assets 100.00%		$652,881,986

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Pharmaceuticals	$45,179,519	$11,189,514	$–	$56,369,033
Remaining Industries	586,152,916	–	–	586,152,916
Short-Term Investments
Repurchase Agreements	–	9,880,235	–	9,880,235
Total	$631,332,435	$21,069,749	$–	$652,402,184

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.13%

COMMON STOCKS 98.13%

Auto Components 1.67%
American Axle & Manufacturing Holdings, Inc.*		419,759	$2,778,805

Banks 14.52%
Bancorp, Inc. (The)*		129,087	2,928,984
Customers Bancorp, Inc.*		73,592	3,096,016
Eastern Bankshares, Inc.		190,652	3,652,892
First BanCorp		325,455	4,429,443
Metropolitan Bank Holding Corp.*		52,727	4,695,339
Western Alliance Bancorp		28,073	2,136,636
Wintrust Financial Corp.		36,929	3,224,640
Total			24,163,950

Building Products 2.37%
Masonite International Corp.*		50,844	3,941,427

Capital Markets 3.98%
Bridge Investment Group Holdings, Inc. Class A		213,178	4,003,483
CI Financial Corp.(a)	CAD	200,700	2,616,841
Total			6,620,324

Commercial Services & Supplies 2.71%
SP Plus Corp.*		158,318	4,512,063

Construction & Engineering 2.45%
EMCOR Group, Inc.		38,214	4,069,027

Construction Materials 3.17%
Eagle Materials, Inc.		42,841	5,283,152

Containers & Packaging 2.28%
Pactiv Evergreen, Inc.		384,800	3,794,128

Electrical Equipment 2.38%
GrafTech International Ltd.		436,836	3,966,471
Investments	Shares	Fair Value
Energy Equipment & Services 2.95%
NOV, Inc.	271,164	$4,916,203

Entertainment 2.43%
Marcus Corp. (The)*(b)	257,369	4,048,414

Equity Real Estate Investment Trusts 5.41%
Outfront Media, Inc.	138,267	3,539,635
Sunstone Hotel Investors, Inc.*	445,572	5,458,257
Total		8,997,892

Health Care Providers & Services 2.87%
Tenet Healthcare Corp.*	65,982	4,784,355

Hotels, Restaurants & Leisure 1.61%
Dave & Buster’s Entertainment, Inc.*	58,800	2,675,400

Household Products 2.16%
Spectrum Brands Holdings, Inc.	42,162	3,586,721

Information Technology Services 3.65%
International Money Express, Inc.*	305,277	6,065,854

Insurance 8.72%
American Equity Investment Life Holding Co.	100,673	3,797,386
Kemper Corp.	74,009	3,416,255
Selective Insurance Group, Inc.	49,442	4,072,043
Stewart Information Services Corp.	62,594	3,229,850
Total		14,515,534

Interactive Media & Services 2.14%
Cars.com, Inc.*	319,657	3,554,586

Machinery 2.22%
Columbus McKinnon Corp.	104,266	3,696,230

Metals & Mining 0.99%
Century Aluminum Co.*	97,219	1,640,084

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2022

Investments	Shares		Fair Value
Oil, Gas & Consumable Fuels 8.72%
Chesapeake Energy Corp.		85,279	$6,994,583
MEG Energy Corp.*(a)	CAD	500,000	7,511,774
Total			14,506,357

Pharmaceuticals 3.66%
Organon & Co.		188,517	6,094,755

Professional Services 3.36%
TrueBlue, Inc.*		219,000	5,599,830

Real Estate Management & Development 0.96%
Realogy Holdings Corp.*		145,875	1,598,790

Semiconductors & Semiconductor Equipment 3.57%
Silicon Motion Technology Corp. ADR		78,302	5,945,471

Specialty Retail 2.95%
JOANN, Inc.(b)		163,530	1,707,253
Sally Beauty Holdings, Inc.*		211,969	3,204,971
Total			4,912,224

Tobacco 1.59%
Turning Point Brands, Inc.		84,471	2,651,545

Trading Companies & Distributors 2.64%
MRC Global, Inc.*		366,105	4,389,599
Total Common Stocks (cost $157,678,030)			163,309,191
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.30%

Repurchase Agreements 1.50%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $2,094,400 of U.S. Treasury Inflation Indexed Note at 0.875% due 1/15/2029; value: $2,541,708; proceeds: $2,491,844 (cost $2,491,844)	$2,491,844	$2,491,844

	Shares

Money Market Funds 0.72%
Fidelity Government Portfolio(c) (cost $1,202,139)	1,202,139	1,202,139

Time Deposits 0.08%
CitiBank N.A.(c) (cost $133,571)	133,571	133,571
Total Short-Term Investments (cost $3,827,554)		3,827,554
Total Investments in Securities 100.43% (cost $161,505,584)		167,136,745
Other Assets and Liabilities – Net (0.43)%		(722,821)
Net Assets 100.00%		$166,413,924

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$163,309,191	$–	$–	$163,309,191
Short-Term Investments
Repurchase Agreements	–	2,491,844	–	2,491,844
Money Market Funds	1,202,139	–	–	1,202,139
Time Deposits	–	133,571	–	133,571
Total	$164,511,330	$2,625,415	$–	$167,136,745

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.26%

COMMON STOCKS 98.26%

Aerospace & Defense 4.72%
Lockheed Martin Corp.	94,180	$40,697,062
Raytheon Technologies Corp.	449,360	42,648,757
Total		83,345,819

Automobiles 1.49%
General Motors Co.*	694,110	26,313,710

Banks 4.41%
East West Bancorp, Inc.	397,540	28,344,602
Signature Bank	63,730	15,438,593
Wells Fargo & Co.	780,410	34,049,288
Total		77,832,483

Beverages 1.05%
PepsiCo, Inc.	107,720	18,496,601

Biotechnology 1.94%
AbbVie, Inc.	233,250	34,259,760

Building Products 1.33%
Masco Corp.	444,040	23,396,468

Capital Markets 4.79%
Ameriprise Financial, Inc.	120,880	32,092,431
Blackstone Group, Inc. (The)	258,500	26,255,845
Morgan Stanley	323,650	26,082,954
Total		84,431,230

Chemicals 3.15%
Dow, Inc.	296,920	19,745,180
Nutrien Ltd. (Canada)(a)	89,080	8,752,110
Valvoline, Inc.	895,390	27,067,640
Total		55,564,930

Communications Equipment 1.56%
Cisco Systems, Inc.	561,430	27,498,841
Investments	Shares	Fair Value
Construction & Engineering 1.16%
EMCOR Group, Inc.	192,400	$20,486,752

Consumer Finance 1.60%
American Express Co.	161,790	28,266,331

Containers & Packaging 1.06%
Avery Dennison Corp.	103,250	18,646,950

Diversified Financial Services 1.47%
Equitable Holdings, Inc.	898,000	25,889,340

Electric: Utilities 2.40%
NextEra Energy, Inc.	298,150	21,174,613
NRG Energy, Inc.	591,600	21,238,440
Total		42,413,053

Electronic Equipment, Instruments & Components 1.13%
Teledyne Technologies, Inc.*	46,380	20,015,289

Energy Equipment & Services 1.52%
Schlumberger NV	687,200	26,807,672

Equity Real Estate Investment Trusts 4.65%
Alexandria Real Estate Equities, Inc.	91,800	16,722,288
American Homes 4 Rent	464,890	18,414,293
Life Storage, Inc.	170,270	22,559,072
Prologis, Inc.	152,050	24,372,095
Total		82,067,748

Food & Staples Retailing 2.22%
BJ’s Wholesale Club Holdings, Inc.*	609,280	39,207,168

Health Care Providers & Services 5.76%
McKesson Corp.	74,790	23,155,732
UnitedHealth Group, Inc.	154,200	78,418,410
Total		101,574,142

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.48%
Caesars Entertainment, Inc.*	367,490	$24,357,237
Hilton Worldwide Holdings, Inc.*	125,230	19,446,967
Total		43,804,204

Household Products 2.99%
Procter & Gamble Co. (The)	328,750	52,780,812

Insurance 7.65%
Allstate Corp. (The)	260,580	32,973,793
American International Group, Inc.	396,100	23,175,811
Arch Capital Group Ltd.*	499,300	22,803,031
Arthur J Gallagher & Co.	194,940	32,845,440
Fidelity National Financial, Inc.	582,180	23,182,408
Total		134,980,483

Interactive Media & Services 2.43%
Alphabet, Inc. Class A*	18,800	42,905,172

Life Sciences Tools & Services 1.47%
Thermo Fisher Scientific, Inc.	46,860	25,909,831

Machinery 1.83%
AGCO Corp.	97,450	12,415,130
Parker-Hannifin Corp.	73,670	19,951,309
Total		32,366,439

Media 1.98%
Comcast Corp. Class A	877,980	34,908,485

Metals & Mining 2.22%
Alcoa Corp.	256,417	17,385,073
Reliance Steel & Aluminum Co.	109,780	21,763,885
Total		39,148,958
Investments	Shares	Fair Value
Multi-Line Retail 1.45%
Target Corp.	111,700	$25,540,205

Oil, Gas & Consumable Fuels 7.34%
Chesapeake Energy Corp.	441,340	36,198,707
Marathon Petroleum Corp.	210,630	18,379,574
Pioneer Natural Resources Co.	163,300	37,962,351
Shell plc ADR	691,470	36,945,242
Total		129,485,874

Pharmaceuticals 5.86%
Eli Lilly & Co.	61,870	18,074,083
Organon & Co.	1,165,330	37,675,119
Pfizer, Inc.	971,440	47,668,561
Total		103,417,763

Road & Rail 1.44%
Norfolk Southern Corp.	98,310	25,352,183

Semiconductors & Semiconductor Equipment 4.15%
KLA Corp.	51,150	16,330,149
Micron Technology, Inc.	306,420	20,894,780
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	132,650	12,327,164
Texas Instruments, Inc.	138,740	23,620,485
Total		73,172,578

Software 1.61%
Microsoft Corp.	102,020	28,312,590

Specialty Retail 1.59%
Lowe’s Cos., Inc.	142,270	28,131,047

Technology Hardware, Storage & Peripherals 2.97%
Apple, Inc.	172,470	27,189,896
NetApp, Inc.	342,900	25,117,425
Total		52,307,321

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2022

Investments	Shares	Fair Value
Trading Companies & Distributors 1.39%
AerCap Holdings NV (Ireland)*(a)	526,340	$24,585,341
Total Common Stocks (cost $1,418,300,228)		1,733,623,573
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.47%

Repurchase Agreements 1.47%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $23,033,600 of U.S. Treasury Inflation Indexed Note at 0.25% due 7/15/2029; value: $26,548,007; proceeds: $26,027,392 (cost $26,027,392)	$26,027,392	$26,027,392
Total Investments in Securities 99.73% (cost $1,444,327,620)		1,759,650,965
Other Assets and Liabilities – Net 0.27%		4,700,162
Net Assets 100.00%		$1,764,351,127

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,733,623,573	$–	$–	$1,733,623,573
Short-Term Investments
Repurchase Agreements	–	26,027,392	–	26,027,392
Total	$1,733,623,573	$26,027,392	$–	$1,759,650,965

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.55%

COMMON STOCKS 96.55%

Australia 1.99%

Equity Real Estate Investment Trusts 0.95%
Charter Hall Group	9,160	$98,446

Metals & Mining 1.04%
BHP Group Ltd.	3,239	108,233
Total Australia		206,679

Austria 0.91%

Banks
BAWAG Group AG†*	1,976	93,828

Brazil 0.14%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	15	14,605

Canada 5.45%

Banks 2.93%
Bank of Nova Scotia (The)	1,574	99,673
Royal Bank of Canada	2,014	203,415
		303,088

Chemicals 0.66%
Nutrien Ltd.	692	68,001

Food & Staples Retailing 1.41%
Alimentation Couche-Tard, Inc.	3,284	146,197

Metals & Mining 0.45%
Capstone Copper Corp.*	10,319	46,990
Total Canada		564,276

China 3.49%

Construction Materials 0.98%
China Resources Cement Holdings Ltd.	122,280	101,460
Investments	Shares	U.S. $ Fair Value
Entertainment 0.58%
NetEase, Inc.	3,160	$60,531

Gas Utilities 0.53%
ENN Energy Holdings Ltd.	4,062	54,411

Interactive Media & Services 0.82%
Tencent Holdings Ltd.	1,794	84,542

Internet & Direct Marketing Retail 0.58%
Alibaba Group Holding Ltd.*	3,153	38,459
JD.com, Inc. Class A*	709	22,106
		60,565
Total China		361,509

Denmark 1.77%

Biotechnology 0.74%
Genmab A/S*	220	77,361

Pharmaceuticals 1.03%
Novo Nordisk A/S Class B	925	106,560
Total Denmark		183,921

France 3.79%

Beverages 1.23%
Pernod Ricard SA	618	127,545

Life Sciences Tools & Services 0.67%
Sartorius Stedim Biotech	211	69,045

Software 0.30%
Esker SA	183	30,825

Textiles, Apparel & Luxury Goods 1.59%
LVMH Moet Hennessy Louis Vuitton SE	255	165,020
Total France		392,435

Germany 0.32%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,159	32,896

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
India 1.71%

Banks 0.70%
ICICI Bank Ltd. ADR	3,835	$73,019

Information Technology Services 1.01%
Infosys Ltd. ADR	5,267	104,655
Total India		177,674

Japan 5.21%

Electrical Equipment 0.77%
Fuji Electric Co. Ltd.	1,817	79,677

Electronic Equipment, Instruments & Components 0.98%
Keyence Corp.	252	101,305

Household Durables 0.81%
Sony Group Corp.	967	83,453

Machinery 1.98%
Ebara Corp.	1,873	86,022
Fujitec Co. Ltd.	5,522	119,010
		205,032

Professional Services 0.67%
TechnoPro Holdings, Inc.	2,746	69,935
Total Japan		539,402

Mexico 0.95%

Banks
Grupo Financiero Banorte SAB de CV Class O	14,861	98,102

Netherlands 4.94%

Insurance 1.49%
NN Group NV	3,156	154,586

Oil, Gas & Consumable Fuels 2.49%
Shell plc	9,591	257,479

Semiconductors & Semiconductor Equipment 0.96%
ASML Holding NV	176	99,887
Total Netherlands		511,952
Investments	Shares	U.S. $ Fair Value
South Korea 1.53%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	2,984	$159,028

Spain 1.86%

Electric: Utilities
Iberdrola SA	16,815	193,218

Sweden 0.68%

Electronic Equipment, Instruments & Components
Hexagon AB B Shares	5,496	70,915

Switzerland 1.77%

Capital Markets 1.19%
UBS Group AG Registered Shares	7,249	123,064

Life Sciences Tools & Services 0.58%
Lonza Group AG*	103	60,732
Total Switzerland		183,796

Taiwan 1.49%

Semiconductors & Semiconductor Equipment Taiwan Semiconductor
Manufacturing Co. Ltd.	8,567	154,914

United Kingdom 1.54%

Capital Markets 0.33%
London Stock Exchange Group plc	346	34,113

Equity Real Estate Investment Trusts 0.70%
UNITE Group plc (The)	5,105	72,288

Multi-Line Retail 0.51%
Next plc	704	52,730
Total United Kingdom		159,131

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United States 57.01%

Aerospace & Defense 1.54%
Northrop Grumman Corp.	222	$97,547
TransDigm Group, Inc.*	104	61,860
		159,407

Beverages 1.05%
Coca-Cola Co. (The)	1,686	108,932

Biotechnology 1.39%
Vertex Pharmaceuticals, Inc.*	528	144,260

Building Products 1.32%
Carlisle Cos., Inc.	529	137,201

Capital Markets 4.50%
Ameriprise Financial, Inc.	554	147,082
Cboe Global Markets, Inc.	1,252	141,451
KKR & Co., Inc.	1,258	64,120
Morgan Stanley	1,416	114,115
		466,768

Chemicals 1.41%
Valvoline, Inc.	4,829	145,981

Consumer Finance 0.70%
American Express Co.	414	72,330

Containers & Packaging 0.47%
Avery Dennison Corp.	269	48,581

Electric: Utilities 1.02%
NextEra Energy, Inc.	1,484	105,394

Electrical Equipment 0.91%
AMETEK, Inc.	749	94,569

Entertainment 0.54%
Live Nation Entertainment, Inc.*	529	55,482
Investments	Shares	U.S. $ Fair Value
Equity Real Estate Investment Trusts 1.87%
Alexandria Real Estate Equities, Inc.	412	$75,050
Prologis, Inc.	740	118,615
		193,665

Food & Staples Retailing 2.39%
BJ’s Wholesale Club Holdings, Inc.*	1,771	113,964
Walmart, Inc.	876	134,019
		247,983

Health Care Equipment & Supplies 0.67%
DexCom, Inc.*	93	37,998
Intuitive Surgical, Inc.*	130	31,109
		69,107

Health Care Providers & Services 3.05%
UnitedHealth Group, Inc.	622	316,318

Hotels, Restaurants & Leisure 0.63%
Airbnb, Inc. Class A*	425	65,114

Information Technology Services 0.86%
Accenture plc Class A	298	89,507

Insurance 1.33%
Allstate Corp. (The)	1,085	137,296

Interactive Media & Services 4.05%
Alphabet, Inc. Class A*	184	419,923

Internet & Direct Marketing Retail 2.14%
Amazon.com, Inc.*	89	221,221

Life Sciences Tools & Services 1.16%
Thermo Fisher Scientific, Inc.	218	120,537

Machinery 1.25%
Crane Co.	1,126	108,355
Fortive Corp.	365	20,987
		129,342

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 3.24%
Cheniere Energy, Inc.	478	$64,917
Marathon Petroleum Corp.	2,102	183,420
Pioneer Natural Resources Co.	378	87,874
		336,211

Personal Products 1.26%
Estee Lauder Cos., Inc. (The) Class A	493	130,182

Pharmaceuticals 2.46%
Eli Lilly & Co.	611	178,491
Organon & Co.	2,372	76,687
		255,178

Road & Rail 1.59%
Norfolk Southern Corp.	639	164,785

Semiconductors & Semiconductor Equipment 1.84%
NVIDIA Corp.	1,025	190,107

Software 6.09%
Cadence Design Systems, Inc.*	560	84,476
Microsoft Corp.	1,971	546,992
		631,468

Specialty Retail 0.87%
Lowe’s Cos., Inc.	457	90,363

Technology Hardware, Storage & Peripherals 4.55%
Apple, Inc.	2,991	471,531

Textiles, Apparel & Luxury Goods 0.86%
NIKE, Inc. Class B	716	89,285
Total United States		5,908,028
Total Common Stocks (cost $9,942,635)		10,006,309
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 4.23%

Repurchase Agreements 4.23%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $284,600 of U.S. Treasury Inflation Indexed Bond at 2.50% due 1/15/2029; value: $446,797; proceeds: $437,954 (cost $437,954)	$437,954	$437,954
Total Investments in Securities 100.78% (cost $10,380,589)		10,444,263
Other Assets and Liabilities – Net (0.78)%		(80,891)
Net Assets 100.00%		$10,363,372

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $93.828, which represents 0.91% of net assets.
*	Non-income producing security.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$206,679	$–	$206,679
Austria	–	93,828	–	93,828
China	–	361,509	–	361,509
Denmark	–	183,921	–	183,921
France	–	392,435	–	392,435
Germany	–	32,896	–	32,896
Japan	–	539,402	–	539,402
Netherlands	–	511,952	–	511,952
South Korea	–	159,028	–	159,028
Spain	–	193,218	–	193,218
Sweden	–	70,915	–	70,915
Switzerland	–	183,796	–	183,796
Taiwan	–	154,914	–	154,914
United Kingdom	–	159,131	–	159,131
Remaining Countries	6,762,685	–	–	6,762,685
Short-Term Investments
Repurchase Agreements	–	437,954	–	437,954
Total	$6,762,685	$3,681,578	$–	$10,444,263

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.36%

COMMON STOCKS 98.36%

Aerospace & Defense 0.78%
Raytheon Technologies Corp.	554,214	$52,600,451

Automobiles 4.87%
Tesla, Inc.*	379,475	330,431,651

Banks 0.49%
Signature Bank	138,268	33,495,423

Biotechnology 2.68%
Cytokinetics, Inc.*	1,475,458	58,826,510
Vertex Pharmaceuticals, Inc.*	449,222	122,736,435
Total		181,562,945

Capital Markets 2.28%
Blackstone Group, Inc. (The)	837,337	85,048,319
CME Group, Inc.	316,961	69,522,226
Total		154,570,545

Communications Equipment 2.08%
Arista Networks, Inc.*	1,222,755	141,313,795

Consumer Finance 1.42%
American Express Co.	551,364	96,328,804

Electronic Equipment, Instruments & Components 0.89%
Trimble, Inc.*	902,153	60,173,605

Entertainment 1.34%
Live Nation Entertainment, Inc.*	867,110	90,942,497

Equity Real Estate Investment Trusts 0.49%
Prologis, Inc.	207,437	33,250,077

Food & Staples Retailing 2.25%
Costco Wholesale Corp.	286,805	152,499,955
Investments	Shares	Fair Value
Health Care Equipment & Supplies 2.35%
Edwards Lifesciences Corp.*	1,190,168	$125,895,971
Intuitive Surgical, Inc.*	140,511	33,624,282
Total		159,520,253

Health Care Providers & Services 3.60%
Anthem, Inc.	160,434	80,526,638
Centene Corp.*	865,472	69,713,769
UnitedHealth Group, Inc.	184,044	93,595,576
Total		243,835,983

Hotels, Restaurants & Leisure 3.65%
Airbnb, Inc. Class A*	931,364	142,694,279
Chipotle Mexican Grill, Inc.*	23,889	34,773,067
Hilton Worldwide Holdings, Inc.*	452,910	70,332,394
Total		247,799,740

Information Technology Services 6.36%
Accenture plc Class A (Ireland)(a)	346,151	103,969,914
Block, Inc.*	556,637	55,407,647
Mastercard, Inc. Class A	497,079	180,628,567
Visa, Inc. Class A	427,123	91,032,725
Total		431,038,853

Interactive Media & Services 7.55%
Alphabet, Inc. Class A*	224,419	512,166,798

Internet & Direct Marketing Retail 3.58%
Amazon.com, Inc.*	97,626	242,662,114

Life Sciences Tools & Services 0.54%
Thermo Fisher Scientific, Inc.	66,528	36,784,662

Machinery 1.38%
Deere & Co.	247,434	93,418,707

Oil, Gas & Consumable Fuels 2.54%
Cheniere Energy, Inc.	1,267,909	172,194,721

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2022

Investments	Shares	Fair Value
Pharmaceuticals 4.69%
AstraZeneca plc ADR	1,056,188	$70,130,883
Novo Nordisk A/S ADR	864,250	98,524,500
Pfizer, Inc.	1,549,801	76,048,735
Zoetis, Inc.	413,466	73,286,849
Total		317,990,967

Semiconductors & Semiconductor Equipment 10.05%
Advanced Micro Devices, Inc.*	928,895	79,439,100
Applied Materials, Inc.	489,152	53,977,923
Enphase Energy, Inc.*	392,429	63,338,041
KLA Corp.	178,407	56,958,219
Monolithic Power Systems, Inc.	320,785	125,824,709
NVIDIA Corp.	1,071,415	198,715,340
QUALCOMM, Inc.	737,370	103,003,215
Total		681,256,547

Software 19.86%
Atlassian Corp. plc Class A (Australia)*(a)	292,993	65,873,616
Crowdstrike Holdings, Inc. Class A*	316,139	62,835,788
Datadog, Inc. Class A*	660,972	79,832,198
Fortinet, Inc.*	225,041	65,039,099
HubSpot, Inc.*	164,855	62,550,933
Intuit, Inc.	239,467	100,276,806
Microsoft Corp.	2,411,695	669,293,596
Palo Alto Networks, Inc.*	205,789	115,505,250
Qualtrics International, Inc. Class A*	2,673,255	49,562,148
Trade Desk, Inc. (The) Class A*	1,281,835	75,525,718
Total		1,346,295,152

Specialty Retail 1.50%
O’Reilly Automotive, Inc.*	78,541	47,639,043
Ulta Beauty, Inc.*	136,875	54,312,000
Total		101,951,043
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 8.97%
Apple, Inc.	3,855,478	$607,816,107

Textiles, Apparel & Luxury Goods 2.17%
Lululemon Athletica, Inc. (Canada)*(a)	259,143	91,899,882
NIKE, Inc. Class B	440,581	54,940,451
Total		146,840,333
Total Common Stocks (cost $6,718,688,536)		6,668,741,728

	Principal Amount

SHORT-TERM INVESTMENTS 3.14%

Repurchase Agreements 3.14%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $188,225,300 of U.S. Treasury Inflation Indexed Note at 0.25% due 7/15/2029; value: $216,944,229; proceeds: $212,690,402 (cost $212,690,402)	$212,690,402	212,690,402
Total Investments in Securities 101.50% (cost $6,931,378,938)		6,881,432,130
Other Assets and Liabilities – Net (1.50)%		(101,732,918)
Net Assets 100.00%		$6,779,699,212

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$6,668,741,728	$–	$–	$6,668,741,728
Short-Term Investments
Repurchase Agreements	–	212,690,402	–	212,690,402
Total	$6,668,741,728	$212,690,402	$–	$6,881,432,130

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.78%

COMMON STOCKS 96.78%

Belgium 0.58%

Pharmaceuticals
UCB SA	329	$37,398

Canada 1.65%

Biotechnology
BELLUS Health, Inc.*	7,372	59,418
Xenon Pharmaceuticals, Inc.*	1,688	47,720
		107,138

Denmark 6.29%

Biotechnology 1.41%
Genmab A/S*	261	91,778

Pharmaceuticals 4.88%
Novo Nordisk A/S Class B	2,769	316,293
Total Denmark		408,071

France 1.34%

Life Sciences Tools & Services 0.57%
Sartorius Stedim Biotech	113	36,977

Pharmaceuticals 0.77%
Sanofi	470	49,677
Total France		86,654

Netherlands 1.74%

Biotechnology
Argenx SE*	306	88,161
Merus NV*	1,200	24,480
		112,641

Switzerland 8.12%

Health Care Equipment & Supplies 1.63%
Alcon, Inc.	1,482	105,533
Investments	Shares	U.S. $ Fair Value
Life Sciences Tools & Services 1.37%
Lonza Group AG*	151	$89,035

Pharmaceuticals 5.12%
Roche Holding AG	894	331,507
Total Switzerland		526,075

United Kingdom 4.87%

Pharmaceuticals
AstraZeneca plc	2,365	315,589

United States 72.19%

Biotechnology 13.98%
BioCryst Pharmaceuticals, Inc.*	3,225	29,960
Biohaven Pharmaceutical Holding Co. Ltd.*	561	50,024
Cytokinetics, Inc.*	1,970	78,544
Horizon Therapeutics plc*	936	92,252
Insmed, Inc.*	2,540	55,804
Intellia Therapeutics, Inc.*	496	24,319
Karuna Therapeutics, Inc.*	347	38,677
Krystal Biotech, Inc.*	1,235	74,853
Natera, Inc.*	999	35,085
Neurocrine Biosciences, Inc.*	598	53,838
Rigel Pharmaceuticals, Inc.*	15,178	35,820
Rocket Pharmaceuticals, Inc.*	1,075	11,051
Sarepta Therapeutics, Inc.*	662	47,876
Seagen, Inc.*	381	49,915
SpringWorks Therapeutics, Inc.*	687	29,479
Ultragenyx Pharmaceutical, Inc.*	468	33,083
Vertex Pharmaceuticals, Inc.*	606	165,571
		906,151

Health Care Equipment & Supplies 17.67%
Abbott Laboratories	1,632	185,232
Axonics, Inc.*	581	30,107
CONMED Corp.	235	31,246
Cooper Cos., Inc. (The)	219	79,068
DexCom, Inc.*	259	105,822
Edwards Lifesciences Corp.*	1,277	135,081

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)

IDEXX Laboratories, Inc.*	171	$73,612
Inari Medical, Inc.*	364	29,375
Insulet Corp.*	372	88,904
Intuitive Surgical, Inc.*	543	129,940
iRhythm Technologies, Inc.*	250	30,842
Lantheus Holdings, Inc.*	960	63,754
Outset Medical, Inc.*	1,018	35,508
Penumbra, Inc.*	145	25,021
Shockwave Medical, Inc.*	243	36,725
Zimmer Biomet Holdings, Inc.	540	65,205
		1,145,442

Health Care Providers & Services 15.37%
AmerisourceBergen Corp.	645	97,582
Anthem, Inc.	68	34,131
Centene Corp.*	1,307	105,279
HCA Healthcare, Inc.	461	98,908
Humana, Inc.	281	124,922
Molina Healthcare, Inc.*	209	65,511
Tenet Healthcare Corp.*	1,275	92,450
UnitedHealth Group, Inc.	742	377,344
		996,127

Health Care Technology 1.13%
Doximity, Inc. Class A*	286	11,403
Inspire Medical Systems, Inc.*	302	62,139
		73,542

Life Sciences Tools & Services 10.84%
Agilent Technologies, Inc.	624	74,425
Azenta, Inc.	564	42,277
Bio-Rad Laboratories, Inc. Class A*	67	34,308
Danaher Corp.	747	187,594
Repligen Corp.*	335	52,675
Thermo Fisher Scientific, Inc.	456	252,132
West Pharmaceutical Services, Inc.	188	59,231
		702,642
Investments	Shares	U.S. $ Fair Value
Pharmaceuticals 13.20%
Eli Lilly & Co.	1,003	$293,006
Intra-Cellular Therapies, Inc.*	1,572	79,559
Merck & Co., Inc.	1,474	130,729
NGM Biopharmaceuticals, Inc.*	1,600	19,968
Organon & Co.	2,255	72,904
Pfizer, Inc.	2,363	115,953
Zoetis, Inc.	809	143,395
		855,514
Total United States		4,679,418
Total Common Stocks (cost $5,997,129)		6,272,984

	Principal Amount

SHORT-TERM INVESTMENTS 4.58%

Repurchase Agreements 4.58%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $332,400 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $302,765; proceeds: $296,816 (cost $296,816)	$296,816	296,816
Total Investments in Securities 101.36% (cost $6,293,945)		6,569,800
Other Assets and Liabilities – Net (1.36)%		(87,859)
Net Assets 100.00%		$6,481,941

*	Non-income producing security.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Belgium	$–	$37,398	$–	$37,398
Denmark	–	408,071	–	408,071
France	–	86,654	–	86,654
Netherlands	24,480	88,161	–	112,641
Switzerland	105,533	420,542	–	526,075
United Kingdom	–	315,589	–	315,589
Remaining Countries	4,786,556	–	–	4,786,556
Short-Term Investments
Repurchase Agreements	–	296,816	–	296,816
Total	$4,916,569	$1,653,231	$–	$6,569,800

(1)	Refer to Note 2 (k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.26%

COMMON STOCKS 95.26%

Australia 3.78%

Capital Markets 1.13%
Macquarie Group Ltd.	26,300	$3,786,226

Equity Real Estate Investment Trusts 0.60%
Goodman Group	119,687	1,992,057

Metals & Mining 2.05%
BHP Group Ltd.	206,086	6,886,451
Total Australia		12,664,734

Austria 1.44%

Banks
BAWAG Group AG†*	59,533	2,826,856
Erste Group Bank AG	64,180	1,998,293
		4,825,149

Brazil 0.64%

Insurance
BB Seguridade Participacoes S.A.	414,800	2,133,590

Canada 4.29%

Aerospace & Defense 0.49%
CAE, Inc.*	68,717	1,634,145

Banks 2.02%
Bank of Nova Scotia (The)	32,200	2,039,053
Royal Bank of Canada	46,900	4,736,913
		6,775,966

Metals & Mining 0.67%
Capstone Copper Corp.*	492,000	2,240,455

Oil, Gas & Consumable Fuels 1.11%
Pembina Pipeline Corp.	98,619	3,731,654
Total Canada		14,382,220
Investments	Shares	U.S. $ Fair Value
China 5.34%

Automobiles 0.91%
BYD Co. Ltd. Class H	104,500	$3,041,130

Construction Materials 0.52%
China Resources Cement Holdings Ltd.	2,084,000	1,729,171

Entertainment 1.01%
NetEase, Inc.	177,200	3,394,314

Interactive Media & Services 1.23%
Tencent Holdings Ltd.	87,900	4,142,277

Internet & Direct Marketing Retail 1.67%
JD.com, Inc. Class A*	117,676	3,668,965
Meituan Class B*	91,000	1,949,802
		5,618,767
Total China		17,925,659

Denmark 4.34%

Air Freight & Logistics 0.78%
DSV A/S	16,026	2,627,489

Biotechnology 0.85%
Genmab A/S*	8,077	2,840,208

Electric: Utilities 0.44%
Orsted AS†	13,433	1,486,098

Pharmaceuticals 2.27%
Novo Nordisk A/S Class B	66,664	7,614,778
Total Denmark		14,568,573

Finland 1.27%

Banks
Nordea Bank Abp	426,174	4,248,988

France 13.30%

Aerospace & Defense 1.26%
Airbus SE	16,449	1,800,702
Thales S.A.	18,957	2,426,968
		4,227,670

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)

Auto Components 0.92%
Cie Generale des Etablissements Michelin SCA	24,969	$3,092,658

Beverages 1.16%
Pernod Ricard SA	18,826	3,885,387

Building Products 0.86%
Cie de Saint-Gobain	49,378	2,880,622

Chemicals 1.35%
Air Liquide SA	26,092	4,514,132

Diversified Telecommunication Services 0.95%
Orange SA	268,322	3,194,480

Information Technology Services 0.75%
Capgemini SE	12,337	2,511,554

Multi-Utilities 0.74%
Veolia Environnement SA	85,015	2,480,446

Oil, Gas & Consumable Fuels 1.11%
TotalEnergies SE	75,898	3,726,817

Personal Products 1.58%
L’Oreal SA	14,557	5,295,980

Textiles, Apparel & Luxury Goods 2.62%
Hermes International	2,001	2,467,347
LVMH Moet Hennessy Louis Vuitton SE	9,786	6,332,863
		8,800,210
Total France		44,609,956

Germany 2.76%

Air Freight & Logistics 0.78%
Deutsche Post AG Registered Shares	60,967	2,604,660
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Chemicals 1.03%
Symrise AG	29,193	$3,473,799

Pharmaceuticals 0.71%
Bayer AG	36,270	2,389,143

Semiconductors & Semiconductor Equipment 0.24%
Infineon Technologies AG	28,227	801,173
Total Germany		9,268,775

Hong Kong 1.44%

Insurance
AIA Group Ltd.	490,082	4,814,447

India 4.39%

Banks 1.81%
ICICI Bank Ltd. ADR	214,766	4,089,145
State Bank of India	308,837	1,983,545
		6,072,690

Chemicals 0.71%
Asian Paints Ltd.	56,857	2,396,646

Oil, Gas & Consumable Fuels 0.99%
Reliance Industries Ltd.	91,328	3,309,035

Wireless Telecommunication Services 0.88%
Bharti Airtel Ltd.*	305,681	2,933,718
Total India		14,712,089

Indonesia 1.08%

Banks
Bank Mandiri Persero Tbk PT	5,914,100	3,631,463

Ireland 0.88%

Construction Materials
CRH plc	74,222	2,955,630

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Japan 14.35%

Auto Components 0.87%
Denso Corp.	48,085	$2,930,553

Automobiles 1.60%
Toyota Motor Corp.	312,800	5,359,423

Banks 0.63%
Sumitomo Mitsui Financial Group, Inc.	69,500	2,099,868

Beverages 0.78%
Asahi Group Holdings Ltd.	69,525	2,620,593

Building Products 0.67%
Daikin Industries Ltd.	14,675	2,242,598

Diversified Financial Services 0.76%
ORIX Corp.	139,500	2,544,335

Electrical Equipment 0.67%
Fuji Electric Co. Ltd.	51,600	2,262,696

Electronic Equipment, Instruments & Components 1.07%
Keyence Corp.	8,960	3,601,957

Health Care Equipment & Supplies 0.95%
Hoya Corp.	32,200	3,195,596

Household Durables 1.04%
Sony Group Corp.	40,400	3,486,561

Industrial Conglomerates 0.55%
Hitachi Ltd.	39,100	1,854,374

Insurance 0.77%
Tokio Marine Holdings, Inc.	47,600	2,573,668

Machinery 1.29%
Ebara Corp.	48,100	2,209,105
Fujitec Co. Ltd.	98,300	2,118,561
		4,327,666

Professional Services 0.66%
TechnoPro Holdings, Inc.	86,900	2,213,177
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Semiconductors & Semiconductor Equipment 0.42%
Lasertec Corp.	10,600	$1,416,174

Specialty Retail 0.52%
Fast Retailing Co. Ltd.	3,750	1,726,522

Trading Companies & Distributors 1.10%
ITOCHU Corp.	122,200	3,688,115
Total Japan		48,143,876

Mexico 1.63%

Banks 0.85%
Grupo Financiero Banorte SAB de CV Class O	431,117	2,845,944

Transportation Infrastructure 0.78%
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,025	2,618,275
Total Mexico		5,464,219

Netherlands 5.65%

Food & Staples Retailing 0.83%
Koninklijke Ahold Delhaize NV	94,576	2,789,610

Insurance 1.08%
NN Group NV	74,366	3,642,565

Oil, Gas & Consumable Fuels 1.84%
Shell plc	229,480	6,160,595

Semiconductors & Semiconductor Equipment 1.90%
ASML Holding NV	11,218	6,366,647
Total Netherlands		18,959,417

Norway 1.17%

Oil, Gas & Consumable Fuels
Equinor ASA	116,329	3,931,869

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Singapore 1.28%

Banks
United Overseas Bank Ltd.	200,000	$4,281,248

South Africa 1.44%

Metals & Mining
Anglo American plc	108,937	4,824,926

South Korea 1.07%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	67,373	3,590,546

Spain 1.83%

Banks 0.94%
CaixaBank SA	979,550	3,161,884

Electric: Utilities 0.89%
Iberdrola SA	258,341	2,968,546
Total Spain		6,130,430

Sweden 2.19%

Building Products 0.62%
Nibe Industrier AB B Shares	212,547	2,083,896

Machinery 0.81%
Atlas Copco AB A Shares	60,096	2,724,564

Oil, Gas & Consumable Fuels 0.76%
Lundin Energy AB(a)	61,683	2,550,336
Total Sweden		7,358,796

Switzerland 7.82%

Capital Markets 1.79%
Partners Group Holding AG	1,421	1,505,545
UBS Group AG Registered Shares	264,565	4,491,423
		5,996,968

Food Products 2.33%
Nestle SA Registered Shares	60,612	7,824,650
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Life Sciences Tools & Services 1.05%
Lonza Group AG*	5,965	$3,517,166

Pharmaceuticals 1.99%
Roche Holding AG	18,066	6,699,120

Textiles, Apparel & Luxury Goods 0.66%
Cie Financiere Richemont S.A. Class A	18,993	2,206,810
Total Switzerland		26,244,714

Taiwan 2.16%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,460	1,901,348
Taiwan Semiconductor Manufacturing Co. Ltd.	295,230	5,338,539
		7,239,887

United Kingdom 7.88%

Banks 0.74%
NatWest Group plc	929,525	2,493,717

Beverages 1.58%
Diageo plc	106,248	5,300,591

Electric: Utilities 0.97%
SSE plc	140,185	3,255,912

Personal Products 0.79%
Unilever plc	56,837	2,642,359

Pharmaceuticals 2.99%
AstraZeneca plc	49,813	6,647,111
GlaxoSmithKline plc	150,892	3,401,495
		10,048,606

Wireless Telecommunication Services 0.81%
Vodafone Group plc	1,788,172	2,707,219
Total United Kingdom		26,448,404

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United States 1.84%

Electrical Equipment 1.34%
Schneider Electric SE	31,262	$4,485,131

Trading Companies & Distributors 0.50%
Ferguson plc	13,466	1,689,299
Total United States		6,174,430
Total Common Stocks (cost $297,006,626)		319,534,035

	Principal Amount

SHORT-TERM INVESTMENTS 5.13%

Repurchase Agreements 4.29%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $9,341,600 of U.S. Treasury Inflation Indexed Bond at 2.50% due 1/15/2029; value: $14,665,477; proceeds: $14,377,871 (cost $14,377,871)	$14,377,871	14,377,871
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.76%
Fidelity Government Portfolio(b) (cost $2,544,618)	2,544,618	$2,544,618

Time Deposits 0.08%
CitiBank N.A.(b) (cost $282,735)	282,735	282,735
Total Short-Term Investments (cost $17,205,224)		17,205,224
Total Investments in Securities 100.39% (cost $314,211,850)		336,739,259
Other Assets and Liabilities – Net (0.39)%		(1,321,721)
Net Assets 100.00%		$335,417,538

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $4,312,954, which represents 1.28% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,133,590	$–	$–	$2,133,590
Canada	14,382,220	–	–	14,382,220
India	4,089,145	10,622,944	–	14,712,089
Mexico	5,464,219	–	–	5,464,219
Taiwan	1,901,348	5,338,539	–	7,239,887
Remaining Countries	–	275,602,030	–	275,602,030
Short-Term Investments
Repurchase Agreements	–	14,377,871	–	14,377,871
Money Market Funds	2,544,618	–	–	2,544,618
Time Deposits	–	282,735	–	282,735
Total	$30,515,140	$306,224,119	$–	$336,739,259

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2021	$4,705,085
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(4,705,085)
Balance as of April 30, 2022	$–
Change in unrealized appreciation/depreciation for the period ended April 30, 2022, related to Level 3 investments held at April 30, 2022	$–

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 93.05%

COMMON STOCKS 93.05%

Australia 3.25%

Auto Components 1.65%
GUD Holdings Ltd.	693,884	$6,232,735

Food Products 0.65%
Costa Group Holdings Ltd.	1,040,843	2,434,211

Professional Services 0.95%
IPH Ltd.	675,625	3,581,734
Total Australia		12,248,680

Austria 3.41%

Banks 0.89%
BAWAG Group AG†*	70,764	3,360,148

Electronic Equipment, Instruments & Components 1.39%
AT&S Austria Technologie & Systemtechnik AG	102,204	5,233,453

Machinery 1.13%
ANDRITZ AG	100,259	4,262,118
Total Austria		12,855,719

Belgium 1.39%

Equity Real Estate Investment Trusts
Cofinimmo SA	39,081	5,247,999

Canada 4.19%

Gas Utilities 2.05%
Brookfield Infrastructure Corp. Class A	109,000	7,733,896

Metals & Mining 1.57%
Capstone Copper Corp.*	1,297,400	5,908,061

Paper & Forest Products 0.57%
Interfor Corp.	75,100	2,140,787
Total Canada		15,782,744
Investments	Shares	U.S. $ Fair Value
France 2.99%

Construction Materials 0.83%
Vicat SA(a)	104,455	$3,141,069

Oil, Gas & Consumable Fuels 1.24%
Gaztransport Et Technigaz SA	39,210	4,669,069

Personal Products 0.60%
Interparfums SA	40,553	2,250,109

Software 0.32%
Esker SA	7,067	1,190,391
Total France		11,250,638

Germany 11.70%

Aerospace & Defense 0.62%
Montana Aerospace AG†*	152,962	2,331,931

Health Care Providers & Services 0.89%
Medios AG*	130,467	3,346,623

Industrial Conglomerates 2.44%
Rheinmetall AG	40,785	9,193,920

Life Sciences Tools & Services 1.35%
Gerresheimer AG	73,048	5,074,084

Media 1.15%
Stroeer SE & Co. KGaA	72,530	4,339,214

Real Estate Management & Development 1.81%
PATRIZIA AG	265,327	4,551,284
TAG Immobilien AG	112,927	2,256,896
		6,808,180

Semiconductors & Semiconductor Equipment 1.51%
AIXTRON SE	222,471	5,703,433

Specialty Retail 0.76%
MYT Netherlands Parent BV ADR*(a)	238,801	2,851,284

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Wireless Telecommunication Services 1.17%
Freenet AG	160,098	$4,429,628
Total Germany		44,078,297

Hong Kong 2.07%

Hotels, Restaurants & Leisure 0.24%
Melco International Development Ltd.*	1,144,000	903,257

Real Estate Management & Development 1.07%
Kerry Properties Ltd.	1,493,500	4,038,623

Textiles, Apparel & Luxury Goods 0.76%
Stella International Holdings Ltd.	2,701,432	2,857,383
Total Hong Kong		7,799,263

Iceland 0.78%

Machinery
Marel HF	558,297	2,937,023

India 3.02%

Banks 1.46%
Federal Bank Ltd.	4,440,837	5,512,235

Capital Markets 0.75%
UTI Asset Management Co. Ltd.	272,987	2,805,898

Real Estate Management & Development 0.81%
Phoenix Mills Ltd. (The)	216,692	3,058,297
Total India		11,376,430

Israel 0.52%

Capital Markets
Tel Aviv Stock Exchange Ltd.	415,792	1,963,634

Italy 2.48%

Auto Components 0.66%
Brembo SpA	247,319	2,475,361
Investments	Shares	U.S. $ Fair Value
Italy (continued)

Construction Materials 0.35%
Buzzi Unicem SpA	70,850	$1,312,048

Diversified Financial Services 0.76%
Banca Mediolanum SpA	394,169	2,861,407

Textiles, Apparel & Luxury Goods 0.71%
Salvatore Ferragamo SpA*	153,889	2,674,688
Total Italy		9,323,504

Japan 18.20%

Auto Components 0.32%
FCC Co. Ltd.	120,700	1,205,659

Banks 1.01%
Aozora Bank Ltd.	189,400	3,791,889

Beverages 0.82%
Coca-Cola Bottlers Japan Holdings, Inc.	274,900	3,081,752

Building Products 1.05%
Sanwa Holdings Corp.	434,500	3,958,406

Chemicals 0.71%
Kansai Paint Co. Ltd.	195,100	2,686,902

Construction & Engineering 2.11%
SHO-BOND Holdings Co. Ltd.	189,500	7,964,682

Distributors 1.17%
PALTAC Corp.	121,000	4,410,208

Information Technology Services 4.66%
NS Solutions Corp.	273,400	8,156,456
Simplex Holdings, Inc.	149,100	1,954,603
TIS, Inc.	208,100	4,673,792
Zuken, Inc.	120,300	2,785,365
		17,570,216

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Machinery 2.91%
CKD Corp.	179,100	$2,319,293
DMG Mori Co. Ltd.	167,000	2,095,912
Fujitec Co. Ltd.	175,000	3,771,599
OSG Corp.	221,600	2,783,846
		10,970,650

Professional Services 1.10%
TechnoPro Holdings, Inc.	162,100	4,128,378

Real Estate Management & Development 0.77%
CRE, Inc.	234,900	2,913,576

Software 0.24%
Money Forward, Inc.*	26,100	887,443

Wireless Telecommunication Services 1.33%
Okinawa Cellular Telephone Co.	129,800	4,994,874
Total Japan		68,564,635

Mexico 1.08%

Consumer Finance
Gentera SAB de CV*	5,249,500	4,077,357

Netherlands 0.52%

Leisure Products
Accell Group NV*	32,513	1,964,078

Norway 1.13%

Semiconductors & Semiconductor Equipment 0.53%
Nordic Semiconductor ASA*	99,295	1,974,107

Software 0.60%
Crayon Group Holding ASA†*	153,462	2,257,336
Total Norway		4,231,443
Investments	Shares	U.S. $ Fair Value
Peru 0.47%

Banks
Intercorp Financial Services, Inc.	64,846	$1,772,241

Portugal 1.87%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,310,100	7,043,047

Singapore 0.76%

Equity Real Estate Investment Trusts
Digital Core REIT Management Pte Ltd.*	2,891,100	2,866,459

South Korea 2.06%

Chemicals 1.18%
Soulbrain Co. Ltd./New	23,157	4,453,226

Semiconductors & Semiconductor Equipment 0.88%
WONIK IPS Co. Ltd.	105,163	3,292,884
Total South Korea		7,746,110

Spain 2.56%

Banks 0.83%
Banco de Sabadell SA	4,033,740	3,130,481

Containers & Packaging 1.11%
Vidrala SA	58,030	4,158,178

Professional Services 0.62%
Applus Services SA	299,791	2,346,683
Total Spain		9,635,342

Sweden 4.70%

Auto Components 0.27%
Dometic Group AB†(a)	120,533	1,032,254

Biotechnology 0.31%
Vitrolife AB	45,317	1,165,238

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Sweden (continued)

Commercial Services & Supplies 1.28%
Loomis AB	193,086	$4,810,878

Food & Staples Retailing 1.66%
Axfood AB	210,734	6,247,261

Internet & Direct Marketing Retail 0.79%
Boozt AB†*(a)	282,636	2,967,807

Software 0.39%
Cint Group AB*	182,758	1,494,703
Total Sweden		17,718,141

Switzerland 3.19%

Containers & Packaging 0.98%
SIG Group AG*	176,522	3,695,573

Health Care Equipment & Supplies 0.87%
Medmix AG†	98,144	3,296,051

Life Sciences Tools & Services 0.86%
Tecan Group AG	10,788	3,241,985

Machinery 0.48%
Sulzer AG	23,930	1,793,018
Total Switzerland		12,026,627

Taiwan 0.80%

Electrical Equipment
Bizlink Holding, Inc.	301,000	3,012,127

United Kingdom 18.63%

Aerospace & Defense 1.42%
Chemring Group plc	667,862	2,916,527
Senior plc*	1,511,277	2,432,456
		5,348,983

Banks 0.81%
Virgin Money UK plc	1,403,279	3,044,545
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Beverages 2.26%
Britvic plc	790,425	$8,517,896

Biotechnology 0.58%
Genus plc	69,920	2,196,805

Capital Markets 2.51%
Man Group plc	2,269,110	6,613,383
Petershill Partners plc†*	880,258	2,822,546
		9,435,929

Construction Materials 1.19%
Breedon Group plc	4,546,628	4,497,529

Entertainment 0.28%
Frontier Developments plc*	65,438	1,054,036

Equity Real Estate Investment Trusts 2.27%
Big Yellow Group plc	151,520	2,738,265
UNITE Group plc (The)	411,510	5,827,069
		8,565,334

Food Products 1.11%
Tate & Lyle plc	430,421	4,183,521

Household Durables 0.33%
Focusrite plc	99,045	1,234,824

Machinery 0.73%
Concentric AB	140,608	2,746,157

Media 0.20%
S4 Capital plc*	201,489	762,102

Pharmaceuticals 0.63%
Dechra Pharmaceuticals plc	52,464	2,377,424

Professional Services 0.85%
SThree plc	693,284	3,195,973

Real Estate Management & Development 0.56%
Savills plc	155,997	2,098,566

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Road & Rail 1.06%
National Express Group plc*	1,288,047	$3,992,523

Specialty Retail 1.27%
WH Smith plc*	266,401	4,792,893

Trading Companies & Distributors 0.57%
Grafton Group plc	177,564	2,150,524
Total United Kingdom		70,195,564

United States 1.28%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	112,154	4,817,014

Total Common Stocks (cost $391,206,386)		350,534,116

	Principal Amount

SHORT-TERM INVESTMENTS 6.45%

Repurchase Agreements 4.02%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $15,761,800 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $15,434,952; proceeds: $15,132,222 (cost $15,132,222)	$15,132,222	15,132,222
Investments	Shares	U.S. $ Fair Value
Money Market Funds 2.19%
Fidelity Government Portfolio(b) (cost $8,245,438)	8,245,438	$8,245,438

Time Deposits 0.24%
CitiBank N.A.(b) (cost $916,160)	916,160	916,160

Total Short-Term Investments (cost $24,293,820)		24,293,820

Total Investments in Securities 99.50% (cost $415,500,206)		374,827,936
Other Assets and Liabilities – Net(c) 0.50%		1,895,652
Net Assets 100.00%		$376,723,588

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $18,068.073, which represents 4.79% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Other Assets and Liabilities - Net include net unrealized appreciation on total return swaps as follows:

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2022

Open Total Return Swap Contracts at April 30, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	MLLACEB	12-Month USD SOFR Index	130,000	Long	3/8/2023	$15,834,279	$0

*	Merrill Lynch Custom Basket Index.

SOFR Secured Over Night Financing Rate.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$15,782,744	$–	$–	$15,782,744
Germany	7,402,568	36,675,729	–	44,078,297
Hong Kong	2,857,383	4,941,880	–	7,799,263
Mexico	4,077,357	–	–	4,077,357
Peru	1,772,241	–	–	1,772,241
Portugal	7,043,047	–	–	7,043,047
Singapore	2,866,459	–	–	2,866,459
Spain	2,346,683	7,288,659	–	9,635,342
Sweden	6,247,261	11,470,880	–	17,718,141
United Kingdom	13,772,898	56,422,666	–	70,195,564
United States	4,817,014	–	–	4,817,014
Remaining Countries	–	164,748,647	–	164,748,647
Short-Term Investments
Repurchase Agreements	–	15,132,222	–	15,132,222
Money Market Funds	8,245,438	–	–	8,245,438
Time Deposits	–	916,160	–	916,160
Total	$77,231,093	$297,596,843	$–	$374,827,936
Other Financial Instruments
Total Return Swap Contract
Assets	$–	$–	$–	$–
Liabilities	–	–	–	–
Total	$–	$–	$–	$–

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.18%

COMMON STOCKS 95.18%

Australia 5.12%

Banks 1.10%
National Australia Bank Ltd.	289,770	$6,615,065

Equity Real Estate Investment Trusts 1.29%
Goodman Group	462,967	7,705,571

Metals & Mining 2.73%
BHP Group Ltd.	490,011	16,373,925
Total Australia		30,694,561

Austria 1.38%

Banks
BAWAG Group AG†*	174,172	8,270,358

Canada 6.73%

Banks 1.80%
Bank of Nova Scotia (The)	105,500	6,680,750
Royal Bank of Canada	40,800	4,120,811
		10,801,561

Food & Staples Retailing 1.53%
Alimentation Couche-Tard, Inc.	206,000	9,170,700

Insurance 1.15%
Manulife Financial Corp.	351,500	6,873,218

Metals & Mining 0.54%
Capstone Copper Corp.*	716,200	3,261,410

Oil, Gas & Consumable Fuels 1.71%
Pembina Pipeline Corp.	270,333	10,229,157
Total Canada		40,336,046

China 1.35%

Construction Materials 0.95%
China Resources Cement Holdings Ltd.	6,838,000	5,673,738
Investments	Shares	U.S. $ Fair Value
Specialty Retail 0.40%
Topsports International Holdings Ltd.†	3,140,000	$2,401,630
Total China		8,075,368

Finland 1.38%

Banks
Nordea Bank Abp	831,302	8,288,145

France 15.30%

Aerospace & Defense 3.06%
Airbus SE	68,666	7,516,993
Thales S.A.	84,641	10,836,155
		18,353,148

Banks 0.79%
Credit Agricole SA	439,746	4,748,404

Building Products 1.11%
Cie de Saint-Gobain	113,623	6,628,557

Diversified Telecommunication Services 2.23%
Orange SA	1,121,274	13,349,211

Gas Utilities 0.57%
Rubis SCA	129,437	3,442,700

Information Technology Services 0.62%
Capgemini SE	18,204	3,705,952

Insurance 1.50%
AXA SA	340,962	9,020,156

Multi-Utilities 1.00%
Veolia Environnement SA	205,932	6,008,390

Oil, Gas & Consumable Fuels 0.82%
Gaztransport Et Technigaz SA	41,443	4,934,971

Pharmaceuticals 3.05%
Sanofi	172,769	18,260,799

Textiles, Apparel & Luxury Goods 0.55%
Kering SA	6,158	3,276,502
Total France		91,728,790

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Germany 5.33%

Air Freight & Logistics 1.30%
Deutsche Post AG Registered Shares	182,115	$7,780,401

Auto Components 0.50%
Continental AG*	43,992	3,015,260

Insurance 1.75%
Allianz SE Registered Shares	46,559	10,505,297

Pharmaceuticals 1.40%
Bayer AG	127,507	8,399,019

Semiconductors & Semiconductor Equipment 0.38%
Infineon Technologies AG	79,582	2,258,793
Total Germany		31,958,770

Hong Kong 0.95%

Real Estate Management & Development
Kerry Properties Ltd.	2,098,500	5,674,624

India 1.27%

Banks 0.79%
Federal Bank Ltd.	3,796,201	4,712,074

Oil, Gas & Consumable Fuels 0.48%
Petronet LNG Ltd.	1,094,911	2,902,233
Total India		7,614,307

Ireland 0.76%

Beverages
C&C Group plc*	1,740,425	4,543,342

Italy 1.17%

Electric: Utilities
Enel SpA	1,074,817	6,989,420

Japan 15.58%

Auto Components 0.75%
Denso Corp.	74,100	4,516,043
Investments	Shares	U.S. $ Fair Value
Automobiles 1.60%
Toyota Motor Corp.	558,900	$9,576,028

Banks 1.68%
Sumitomo Mitsui Financial Group, Inc.	333,400	10,073,326

Beverages 1.50%
Asahi Group Holdings Ltd.	238,500	8,989,736

Building Products 0.87%
Sanwa Holdings Corp.	573,300	5,222,909

Diversified Financial Services 1.40%
ORIX Corp.	460,700	8,402,689

Electrical Equipment 1.14%
Fuji Electric Co. Ltd.	155,800	6,831,937

Electronic Equipment, Instruments & Components 0.82%
Murata Manufacturing Co., Ltd.	82,700	4,929,539

Household Durables 1.15%
Sony Group Corp.	80,000	6,904,081

Industrial Conglomerates 0.78%
Hitachi Ltd.	98,700	4,680,991

Insurance 1.31%
Tokio Marine Holdings, Inc.	144,800	7,829,143

Machinery 1.06%
Fujitec Co. Ltd.	293,800	6,331,975

Trading Companies & Distributors 1.52%
ITOCHU Corp.	302,500	9,129,745
Total Japan		93,418,142

Mexico 1.76%

Banks 0.85%
Grupo Financiero Banorte SAB de CV Class O	775,766	5,121,086

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Mexico (continued)

Transportation Infrastructure 0.91%
Grupo Aeroportuario del Pacifico SAB de CV Class B	355,100	$5,464,536
Total Mexico		10,585,622

Netherlands 5.80%

Food & Staples Retailing 1.76%
Koninklijke Ahold Delhaize NV	357,064	10,531,947

Oil, Gas & Consumable Fuels 4.04%
Shell plc ADR	453,177	24,213,247
Total Netherlands		34,745,194

Singapore 1.70%

Banks
United Overseas Bank Ltd.	475,500	10,178,667

South Africa 1.58%

Metals & Mining
Anglo American plc	214,007	9,478,578

South Korea 1.11%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	124,473	6,633,607

Spain 1.15%

Banks
Banco Bilbao Vizcaya Argentaria SA	1,318,750	6,919,812

Sweden 2.61%

Commercial Services & Supplies 1.07%
Loomis AB	256,997	6,403,268

Oil, Gas & Consumable Fuels 1.54%
Lundin Energy AB(a)	223,224	9,229,385
Total Sweden		15,632,653
Investments	Shares	U.S. $ Fair Value
Switzerland 6.32%

Capital Markets 1.95%
UBS Group AG Registered Shares	686,816	$11,659,822

Food Products 1.10%
Nestle SA Registered Shares	51,205	6,610,262

Pharmaceuticals 3.27%
Novartis AG Registered Shares	128,532	11,358,276
Roche Holding AG	22,207	8,234,660
		19,592,936
Total Switzerland		37,863,020

Taiwan 0.68%

Electrical Equipment
Bizlink Holding, Inc.	406,000	4,062,869

United Kingdom 13.86%

Banks 2.56%
Barclays plc	2,509,993	4,613,721
Standard Chartered plc	1,568,233	10,720,945
		15,334,666

Electric: Utilities 1.73%
SSE plc	445,030	10,336,189

Equity Real Estate Investment Trusts 1.20%
UNITE Group plc (The)	509,254	7,211,145

Food Products 0.86%
Tate & Lyle plc	530,530	5,156,541

Household Durables 0.80%
Persimmon plc	184,537	4,806,131

Insurance 0.97%
Prudential plc	466,662	5,809,220

Multi-Line Retail 0.78%
Next plc	62,777	4,702,039

Personal Products 1.41%
Unilever plc	182,091	8,465,432

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 1.61%
AstraZeneca plc	72,119	$9,623,651

Tobacco 1.32%
Imperial Brands plc	380,797	7,926,492

Trading Companies & Distributors 0.62%
Ashtead Group plc	71,987	3,722,248
Total United Kingdom		83,093,754

United States 2.29%

Pharmaceuticals
GlaxoSmithKline plc	608,883	13,725,794
Total Common Stocks (cost $567,765,973)		570,511,443

	Principal Amount

SHORT-TERM INVESTMENTS 5.36%

Repurchase Agreements 3.73%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $23,284,400 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $22,801,558; proceeds: $22,354,446 (cost $22,354,446)	$22,354,446	22,354,446
Investments	Shares	U.S. $ Fair Value
Money Market Funds 1.47%
Fidelity Government Portfolio(b) (cost $8,769,842)	8,769,842	$8,769,842

Time Deposits 0.16%
CitiBank N.A.(b) (cost $974,427)	974,427	974,427
Total Short-Term Investments (cost $32,098,715)		32,098,715
Total Investments in Securities 100.54% (cost $599,864,688)		602,610,158
Other Assets and Liabilities – Net (0.54)%		(3,240,539)
Net Assets 100.00%		$599,369,619

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $10,671.988, which represents 1.78% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$40,336,046	$–	$–	$40,336,046
Mexico	10,585,622	–	–	10,585,622
Netherlands	24,213,247	10,531,947	–	34,745,194
Remaining Countries	–	484,844,581	–	484,844,581
Short-Term Investments
Repurchase Agreements	–	22,354,446	–	22,354,446
Money Market Funds	8,769,842	–	–	8,769,842
Time Deposits	–	974,427	–	974,427
Total	$83,904,757	$518,705,401	$–	$602,610,158

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.25%

COMMON STOCKS 96.25%

Aerospace & Defense 1.18%
AeroVironment, Inc.*	35,353	$2,839,553

Air Freight & Logistics 1.04%
Atlas Air Worldwide Holdings, Inc.*	36,313	2,503,418

Auto Components 1.05%
Gentherm, Inc.*	37,594	2,534,587

Banks 2.71%
Bancorp, Inc. (The)*	103,312	2,344,149
Byline Bancorp, Inc.	83,423	1,957,104
Customers Bancorp, Inc.*	52,343	2,202,070
Total		6,503,323

Beverages 1.40%
MGP Ingredients, Inc.	36,936	3,373,365

Biotechnology 12.40%
Beam Therapeutics, Inc.*	22,228	834,217
BELLUS Health, Inc. (Canada)*(a)	432,313	3,484,443
Insmed, Inc.*	64,872	1,425,238
Karuna Therapeutics, Inc.*	35,416	3,947,467
Krystal Biotech, Inc.*	74,773	4,531,991
Merus NV (Netherlands)*(a)	145,532	2,968,853
Nkarta, Inc.*	113,543	2,093,733
Rigel Pharmaceuticals, Inc.*	1,508,040	3,558,974
Rocket Pharmaceuticals, Inc.*	80,628	828,856
Syndax Pharmaceuticals, Inc.*	99,244	1,664,322
Xenon Pharmaceuticals, Inc. (Canada)*(a)	157,739	4,459,282
Total		29,797,376
Investments	Shares	Fair Value
Capital Markets 2.77%
AssetMark Financial Holdings, Inc.*	190,940	$3,671,776
Piper Sandler Cos.	25,998	2,989,250
Total		6,661,026

Commercial Services & Supplies 1.00%
Montrose Environmental Group, Inc.*	53,052	2,406,969

Communications Equipment 3.17%
AudioCodes Ltd. (Ireland)(a)	100,909	2,374,389
Calix, Inc.*	131,156	5,234,436
Total		7,608,825

Construction & Engineering 3.18%
Ameresco, Inc. Class A*	96,492	4,867,056
NV5 Global, Inc.*	23,060	2,762,588
Total		7,629,644

Diversified Consumer Services 2.31%
European Wax Center, Inc. Class A	69,465	1,906,814
PowerSchool Holdings, Inc. Class A*	240,925	3,647,605
Total		5,554,419

Diversified Telecommunication Services 0.72%
Ooma, Inc.*	134,712	1,729,702

Electronic Equipment, Instruments & Components 0.58%
OSI Systems, Inc.*	17,567	1,389,550

Food & Staples Retailing 1.55%
Chefs’ Warehouse, Inc. (The)*	101,707	3,722,476

Health Care Equipment & Supplies 9.66%
Axonics, Inc.*	69,350	3,593,717
Lantheus Holdings, Inc.*	74,025	4,916,000
OrthoPediatrics Corp.*	75,693	3,412,240

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
Health Care Equipment & Supplies (continued)
Outset Medical, Inc.*	75,028	$2,616,977
Pulmonx Corp.*	57,477	1,385,196
Shockwave Medical, Inc.*	17,405	2,630,418
SI-BONE, Inc.*	77,625	1,550,947
Treace Medical Concepts, Inc.*	157,953	3,095,879
Total		23,201,374

Hotels, Restaurants & Leisure 6.23%
Chuy’s Holdings, Inc.*	46,957	1,174,395
Kura Sushi USA, Inc. Class A*	43,280	2,171,790
Lindblad Expeditions Holdings, Inc.*	237,407	3,634,701
Monarch Casino & Resort, Inc.*	69,238	4,857,046
Sweetgreen, Inc. Class A*(b)	44,693	1,206,711
Xponential Fitness, Inc. Class A*	92,400	1,914,528
Total		14,959,171

Household Durables 3.16%
GoPro, Inc. Class A*	411,584	3,671,329
Lovesac Co. (The)*	47,690	2,090,730
Sonos, Inc.*	79,740	1,819,667
Total		7,581,726

Insurance 0.56%
Goosehead Insurance, Inc. Class A	23,347	1,342,219

Interactive Media & Services 1.68%
Eventbrite, Inc. Class A*	96,697	1,023,054
ZipRecruiter, Inc. Class A*	134,014	3,016,655
Total		4,039,709

Internet & Direct Marketing Retail 1.00%
Lulu’s Fashion Lounge Holdings, Inc.*(b)	109,315	1,053,797
Rent the Runway, Inc. Class A*(b)	213,274	1,352,157
Total		2,405,954
Investments	Shares	Fair Value
Life Sciences Tools & Services 0.21%
SomaLogic, Inc.*	80,522	$508,899

Machinery 2.34%
Evoqua Water Technologies Corp.*	108,497	4,523,240
Proto Labs, Inc.*	25,574	1,089,708
Total		5,612,948

Media 1.10%
PubMatic, Inc. Class A*	117,460	2,651,072

Personal Products 1.00%
elf Beauty, Inc.*	98,411	2,394,340

Pharmaceuticals 2.75%
Intra-Cellular Therapies, Inc.*	118,927	6,018,896
Pliant Therapeutics, Inc.*	101,876	596,993
Total		6,615,889

Professional Services 6.67%
Forrester Research, Inc.*	37,247	2,074,285
ICF International, Inc.	55,244	5,458,660
Kforce, Inc.	84,561	5,923,498
Willdan Group, Inc.*	95,803	2,575,185
Total		16,031,628

Semiconductors & Semiconductor Equipment 7.27%
CEVA, Inc.*	80,221	2,915,231
Ichor Holdings Ltd.*	95,354	2,775,755
Impinj, Inc.*	70,961	3,495,539
indie Semiconductor, Inc. Class A*(b)	391,465	2,701,108
Rambus, Inc.*	223,548	5,568,581
Total		17,456,214

Software 9.54%
Agilysys, Inc.*	67,066	2,468,699
Arteris, Inc.*	231,206	2,725,919
AvidXchange Holdings, Inc.*	274,946	2,251,808
JFrog Ltd. (Ireland)*(a)	165,771	3,459,641

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
Software (continued)
Olo, Inc. Class A*	189,641	$2,027,262
Riskified Ltd. Class A (Ireland)*(a)	167,508	876,067
Sprout Social, Inc. Class A*	46,643	2,858,283
UserTesting, Inc.*(b)	330,705	2,582,806
Zuora, Inc. Class A*	301,476	3,668,963
Total		22,919,448

Technology Hardware, Storage & Peripherals 2.06%
Avid Technology, Inc.*	156,411	4,959,793

Textiles, Apparel & Luxury Goods 2.29%
Allbirds, Inc. Class A*	593,506	3,015,011
Oxford Industries, Inc.	27,882	2,498,227
Total		5,513,238

Trading Companies & Distributors 0.58%
Lawson Products, Inc.*	36,632	1,391,650

Wireless Telecommunication Services 3.09%
Gogo, Inc.*(b)	403,516	7,428,729
Total Common Stocks (cost $238,152,297)		231,268,234

	Principal Amount

SHORT-TERM INVESTMENTS 7.76%

Repurchase Agreements 2.13%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $5,317,400 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $5,207,135; proceeds: $5,104,947 (cost $5,104,947)	$5,104,947	5,104,947
Investments	Shares	Fair Value
Money Market Funds 5.07%
Fidelity Government Portfolio(c) (cost $12,179,129)	12,179,129	$12,179,129

Time Deposits 0.56%
CitiBank N.A.(c) (cost $1,353,237)	1,353,237	1,353,237
Total Short-Term Investments (cost $18,637,313)		18,637,313
Total Investments in Securities 104.01% (cost $256,789,610)		249,905,547
Other Assets and Liabilities – Net (4.01)%		(9,638,839)
Net Assets 100.00%		$240,266,708

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$231,268,234	$–	$–	$231,268,234
Short-Term Investments
Repurchase Agreements	–	5,104,947	–	5,104,947
Money Market Funds	12,179,129	–	–	12,179,129
Time Deposits	–	1,353,237	–	1,353,237
Total	$243,447,363	$6,458,184	$–	$249,905,547

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.60%

COMMON STOCKS 99.60%

Aerospace & Defense 0.99%
Curtiss-Wright Corp.	101,508	$14,506,508

Auto Components 1.10%
Gentherm, Inc.*	238,634	16,088,704

Banks 5.54%
East West Bancorp, Inc.	299,135	21,328,326
First BanCorp	1,829,709	24,902,339
Signature Bank	70,773	17,144,759
Wintrust Financial Corp.	205,356	17,931,686
Total		81,307,110

Biotechnology 1.18%
Horizon Therapeutics plc*	176,391	17,385,097

Building Products 5.00%
Allegion plc (Ireland)(a)	139,987	15,992,115
Carlisle Cos., Inc.	102,988	26,710,968
Masonite International Corp.*	245,624	19,040,772
Simpson Manufacturing Co., Inc.	111,796	11,589,891
Total		73,333,746

Capital Markets 3.49%
Cboe Global Markets, Inc.	173,432	19,594,347
Moelis & Co. Class A	347,256	15,369,551
TPG, Inc.*(b)	640,200	16,261,080
Total		51,224,978

Chemicals 5.03%
Avient Corp.	514,122	25,315,367
Axalta Coating Systems Ltd.*	643,258	16,319,455
Valvoline, Inc.	1,062,912	32,131,830
Total		73,766,652

Communications Equipment 1.26%
F5, Inc.*	110,535	18,504,664
Investments	Shares	Fair Value
Construction & Engineering 1.46%
EMCOR Group, Inc.	201,402	$21,445,285

Construction Materials 1.44%
Eagle Materials, Inc.	171,539	21,154,189

Containers & Packaging 1.72%
Avery Dennison Corp.	139,803	25,248,422

Electric: Utilities 2.66%
IDACORP, Inc.	192,882	20,287,329
Portland General Electric Co.	397,367	18,807,380
Total		39,094,709

Electrical Equipment 1.38%
Generac Holdings, Inc.*	92,298	20,248,335

Electronic Equipment, Instruments & Components 1.64%
Littelfuse, Inc.	104,840	24,034,570

Energy Equipment & Services 0.94%
NOV, Inc.	761,659	13,808,878

Equity Real Estate Investment Trusts 7.21%
American Homes 4 Rent	384,113	15,214,716
First Industrial Realty Trust, Inc.	494,136	28,659,888
Innovative Industrial Properties, Inc.	88,100	12,738,379
National Storage Affiliates Trust	438,894	24,841,400
Sunstone Hotel Investors, Inc.*	1,982,300	24,283,175
Total		105,737,558

Food & Staples Retailing 2.24%
BJ’s Wholesale Club Holdings, Inc.*	510,583	32,856,016

Health Care Equipment & Supplies 4.49%
CONMED Corp.	145,600	19,358,976
Cooper Cos., Inc. (The)	41,912	15,131,909
STERIS plc	139,784	31,318,605
Total		65,809,490

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2022

Investments	Shares	Fair Value
Health Care Providers & Services 2.18%
Molina Healthcare, Inc.*	101,851	$31,925,196

Hotels, Restaurants & Leisure 4.44%
Caesars Entertainment, Inc.*	337,000	22,336,360
Choice Hotels International, Inc.	196,033	27,534,795
Dave & Buster’s Entertainment, Inc.*	171,657	7,810,394
SeaWorld Entertainment, Inc.*	109,668	7,396,010
Total		65,077,559

Household Durables 1.45%
Helen of Troy Ltd.*	99,535	21,351,253

Information Technology Services 1.71%
Euronet Worldwide, Inc.*	205,904	25,048,222

Insurance 4.94%
American Financial Group, Inc./OH	229,979	31,847,492
Selective Insurance Group, Inc.	236,850	19,506,966
Stewart Information Services Corp.	408,196	21,062,913
Total		72,417,371

Life Sciences Tools & Services 4.79%
Azenta, Inc.	258,850	19,403,396
Bio-Techne Corp.	51,437	19,530,115
Charles River Laboratories International, Inc.*	71,594	17,290,667
Repligen Corp.*	89,326	14,045,620
Total		70,269,798

Machinery 3.96%
AGCO Corp.	84,422	10,755,363
Columbus McKinnon Corp.	511,567	18,135,050
Crane Co.	303,895	29,243,816
Total		58,134,229
Investments	Shares	Fair Value
Media 0.91%
Criteo SA ADR*	536,384	$13,291,596

Metals & Mining 2.18%
Reliance Steel & Aluminum Co.	161,529	32,023,124

Oil, Gas & Consumable Fuels 4.85%
Chesapeake Energy Corp.	431,738	35,411,151
Devon Energy Corp.	614,534	35,747,443
Total		71,158,594

Pharmaceuticals 1.42%
Organon & Co.	643,894	20,817,093

Professional Services 1.78%
Booz Allen Hamilton Holding Corp.	320,861	26,191,883

Real Estate Management & Development 1.25%
Marcus & Millichap, Inc.	408,400	18,292,236

Road & Rail 1.22%
Saia, Inc.*	86,951	17,908,428

Semiconductors & Semiconductor Equipment 5.08%
Entegris, Inc.	274,059	30,527,432
MKS Instruments, Inc.	163,320	18,615,213
Silicon Motion Technology Corp. ADR	334,590	25,405,419
Total		74,548,064

Software 5.34%
Aspen Technology, Inc.*	164,339	26,054,305
CommVault Systems, Inc.*	365,680	22,306,480
Descartes Systems Group, Inc. (The) (Canada)*(a)	343,563	21,352,441
Paylocity Holding Corp.*	45,554	8,638,405
Total		78,351,631

Specialty Retail 1.80%
Burlington Stores, Inc.*	61,843	12,588,761
Williams-Sonoma, Inc.	106,466	13,891,684
Total		26,480,445

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2022

Investments	Shares	Fair Value
Trading Companies & Distributors 1.53%
AerCap Holdings NV (Ireland)*(a)	481,797	$22,504,738
Total Common Stocks (cost $1,252,484,445)		1,461,346,371

	Principal Amount

SHORT-TERM INVESTMENTS 1.18%

Repurchase Agreements 0.26%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $4,237,400 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $3,859,614; proceeds: $3,783,847 (cost $3,783,847)	$3,783,847	3,783,847
Investments	Shares	Fair Value
Money Market Funds 0.83%
Fidelity Government Portfolio(c) (cost $12,170,558)	12,170,558	$12,170,558

Time Deposits 0.09%
CitiBank N.A.(c) (cost $1,352,284)	1,352,284	1,352,284
Total Short-Term Investments (cost $17,306,689)		17,306,689
Total Investments in Securities 100.78% (cost $1,269,791,134)		1,478,653,060
Other Assets and Liabilities – Net (0.78)%		(11,509,115)
Net Assets 100.00%		$1,467,143,945

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,461,346,371	$–	$–	$1,461,346,371
Short-Term Investments
Repurchase Agreements	–	3,783,847	–	3,783,847
Money Market Funds	12,170,558	–	–	12,170,558
Time Deposits	–	1,352,284	–	1,352,284
Total	$1,473,516,929	$5,136,131	$–	$1,478,653,060

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	79

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
ASSETS:
Investments in securities, at cost	$667,865	$213,597,584	$41,712,424
Investments in Underlying Funds, at cost	740,073,110	–	–
Investments in securities, at fair value including $0, $0, $0, $0, $1,260,958, $0 and $0, respectively, of securities loaned	$667,865	$187,899,245	$39,871,330
Investments in Underlying Funds, at value	707,099,116	–	–
Cash	76	68	76
Foreign cash, at value (cost $0, $8,217, $0, $0, $0, $0 and $20,938, respectively)	–	7,991	–
Receivables:
Capital shares sold	497,813	1,027	27,707
Investments in Underlying Funds sold	50,978	–	–
From advisor (See Note 3)	19	31	19,268
Investment securities sold	–	307,120	210,223
Dividends	–	32,382	11,475
Securities lending income receivable	–	–	–
Prepaid expenses and other assets	65,522	67,069	87,763
Total assets	708,381,389	188,314,933	40,227,842
LIABILITIES:
Payables:
Capital shares reacquired	391,585	–	4,044
Trustees’ fees	136,805	8,927	1,520
12b-1 distribution plan	129,485	1,075	6,782
Fund administration	24,869	6,680	1,429
Investment securities purchased	–	1,529,240	710,143
Management fee	–	91,847	23,217
Offering costs	–	1,905	25,298
Payable for collateral due to broker for securities lending	–	–	–
Foreign currency overdraft (cost $0, $0, $0, $0, $0, $40 and $0, respectively)	–	–	–
Accrued expenses	230,900	86,638	41,670
Total liabilities	913,644	1,726,312	814,103
Commitments and contingent liabilities
NET ASSETS	$707,467,745	$186,588,621	$39,413,739
COMPOSITION OF NET ASSETS:
Paid-in capital	$722,926,907	$209,871,842	$44,212,789
Total distributable earnings (loss)	(15,459,162)	(23,283,221)	(4,799,050)
Net Assets	$707,467,745	$186,588,621	$39,413,739

80	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$655,884,626	$161,505,584	$1,444,327,620	$10,380,589
–	–	–	–

$652,402,184	$167,136,745	$1,759,650,965	$10,444,263
–	–	–	–
718	41,561	1,083	76

–	–	–	20,697

143,231	147,117	980,041	1,677
–	–	–	–
147	4,463	–	15,494
301,429	794,892	6,214,113	117,601
614,545	–	2,772,346	10,904
358	8,238	–	–
57,251	32,056	88,902	72,968
653,519,863	168,165,072	1,769,707,450	10,683,680

115,945	172,346	1,734,293	16
24,182	19,801	524,902	712
7,261	12,378	293,825	2,001
23,579	5,953	62,040	357
–	–	1,391,059	204,277
347,791	119,063	853,584	4,018
–	–	–	–

–	1,335,710	–	–

–	–	38	–
119,119	85,897	496,582	108,927
637,877	1,751,148	5,356,323	320,308

$652,881,986	$166,413,924	$1,764,351,127	$10,363,372

$587,282,862	$156,229,672	$1,398,390,731	$10,171,119
65,599,124	10,184,252	365,960,396	192,253
$652,881,986	$166,413,924	$1,764,351,127	$10,363,372

See Notes to Financial Statements.	81

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2022

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Net assets by class:
Class A Shares	$445,497,967	$3,461,085	$15,850,112
Class C Shares	$37,988,162	$303,946	$2,409,917
Class F Shares	$65,459,680	$329,991	$11,930,788
Class F3 Shares	$50,581,532	$185,311	$748,448
Class I Shares	$78,862,306	$181,727,561	$3,172,273
Class P Shares	$–	$–	$–
Class R2 Shares	$964,685	$–	$–
Class R3 Shares	$19,270,787	$10,923	$15,459
Class R4 Shares	$4,129,361	$11,002	$14,790
Class R5 Shares	$418,142	$11,069	$14,932
Class R6 Shares	$4,295,123	$547,733	$5,257,020
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,324,937	209,787	714,777
Class C Shares	2,157,796	18,823	111,780
Class F Shares	2,808,352	19,872	532,583
Class F3 Shares	2,101,273	11,164	33,333
Class I Shares	3,291,348	10,954,003	141,619
Class P Shares	–	–	–
Class R2 Shares	44,133	–	–
Class R3 Shares	874,041	667	704
Class R4 Shares	179,663	667	667
Class R5 Shares	17,447	667	667
Class R6 Shares	178,368	33,002	234,118
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.05	$16.50	$22.17
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$24.46	$17.51	$23.52
Class C Shares-Net asset value	$17.61	$16.15	$21.56
Class F Shares-Net asset value	$23.31	$16.61	$22.40
Class F3 Shares-Net asset value*	$24.07	$16.60	$22.45
Class I Shares-Net asset value	$23.96	$16.59	$22.40
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$21.86	$ –	$ –
Class R3 Shares-Net asset value*	$22.05	$16.38	$21.97
Class R4 Shares-Net asset value*	$22.98	$16.49	$22.19
Class R5 Shares-Net asset value*	$23.97	$16.59	$22.40
Class R6 Shares-Net asset value	$24.08	$16.60	$22.45

*	Net asset value may not recalculate due to rounding of fractional shares.

82	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$11,010,619	$18,397,049	$1,255,600,288	$4,465,052
$5,576,403	$4,528,147	$43,459,812	$590,820
$1,691,397	$48,869,603	$117,276,962	$1,690,990
$12,991	$11,536	$18,749,262	$13,573
$632,996,153	$82,806,663	$240,974,637	$1,357,379
$–	$–	$4,368,651	$–
$–	$–	$2,152,763	$–
$82,992	$–	$69,609,797	$710,662
$9,334	$–	$2,775,904	$539,396
$9,358	$296,751	$717,623	$13,935
$1,492,739	$11,504,175	$8,665,428	$981,565

791,460	746,928	99,691,752	363,263
402,062	173,050	4,012,358	48,533
120,012	1,819,407	9,448,818	137,367
931	429	1,465,513	1,102
45,358,463	3,086,290	18,977,849	110,239
–	–	355,661	–
–	–	175,669	–
5,968	–	5,658,620	58,322
670	–	221,665	43,885
671	11,060	56,485	1,132
106,880	427,876	676,868	79,668

$13.91	$24.63	$12.59	$12.29
$14.76	$26.13	$13.36	$13.04
$13.87	$26.17	$10.83	$12.17
$14.09	$26.86	$12.41	$12.31
$13.96	$26.88	$12.79	$12.32
$13.96	$26.83	$12.70	$12.31
$ –	$ –	$12.28	$ –
$ –	$ –	$12.25	$ –
$13.90	$ –	$12.30	$12.19
$13.93	$ –	$12.52	$12.29
$13.95	$26.83	$12.70	$12.31
$13.97	$26.89	$12.80	$12.32

See Notes to Financial Statements.	83

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2022

	Growth Leaders Fund	Health Care Fund	International Equity Fund
ASSETS:
Investments in securities, at cost	$6,931,378,938	$6,293,945	$314,211,850
Investments in securities, at fair value including $0, $0, $2,684,255, $8,632,156, $9,251,092, and $12,773,006, respectively, of securities loaned	$6,881,432,130	$6,569,800	$336,739,259
Cash	5,176	218	383
Foreign cash, at value (cost $0, $0, $277,703, $10,113,442, $8,627,468, and $0, respectively)	–	–	277,250
Receivables:
Investment securities sold	51,847,400	–	2,543,612
Capital shares sold	13,975,734	406	51,024
Interest and dividends	2,854,589	5,243	1,296,009
From advisor (See Note 3)	226,923	14,900	10,218
From broker	–	–	–
Securities lending income receivable	–	–	11,232
Prepaid expenses and other assets	110,452	46,477	69,741
Total assets	6,950,452,404	6,637,044	340,998,728
LIABILITIES:
Payables:
Investment securities purchased	150,385,879	26,098	1,943,312
Capital shares reacquired	13,731,017	58,385	171,344
Management fee	3,173,589	3,568	201,629
12b-1 distribution plan	1,307,358	1,292	42,498
Trustees’ fees	497,462	356	96,914
Fund administration	247,312	230	11,522
Offering costs	–	23,615	–
Payable for collateral due to broker for securities lending	–	–	2,827,353
Foreign capital gains taxes deferred	–	–	–
Distributions payable	–	–	18
Accrued expenses and other liabilities	1,410,575	41,559	286,600
Total liabilities	170,753,192	155,103	5,581,190
Commitments and contingent liabilities
NET ASSETS	$6,779,699,212	$6,481,941	$335,417,538
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,189,645,355	$6,662,705	$310,948,996
Total distributable earnings (loss)	(409,946,143)	(180,764)	24,468,542
Net Assets	$6,779,699,212	$6,481,941	$335,417,538

84	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund

$415,500,206	$599,864,688	$256,789,610

$374,827,936	$602,610,158	$249,905,547
83	76	30

9,884,769	8,521,416	–

1,978,480	466,925	5,539,495
143,609	134,288	314,079
1,740,972	3,122,457	229,235
–	13,157	8,050
215,875	–	–
1,928	4,058	98,668
65,865	19,160	2,694
388,859,517	614,891,695	256,097,798

2,110,053	4,595,743	1,460,257
171,884	255,035	466,322
243,394	358,508	198,838
30,634	56,358	23,725
77,062	143,385	24,096
12,981	20,486	8,837
–	–	–

9,161,598	9,744,269	13,532,366
40,805	–	–
–	–	–
287,518	348,292	116,649
12,135,929	15,522,076	15,831,090

$376,723,588	$599,369,619	$240,266,708

$419,151,828	$985,994,308	$294,759,535
(42,428,240)	(386,624,689)	(54,492,827)
$376,723,588	$599,369,619	$240,266,708

See Notes to Financial Statements.	85

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2022

Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$1,269,791,134
Investments in securities, at fair value including $12,844,170 of securities loaned	$1,478,653,060
Cash	83
Receivables:
Investment securities sold	4,285,218
Capital shares sold	621,028
Dividends	242,330
Securities lending income receivable	1,691
Prepaid expenses and other assets	115,914
Total assets	1,483,919,324
LIABILITIES:
Payables:
Capital shares reacquired	1,255,486
Management fee	938,826
12b-1 distribution plan	181,398
Trustees’ fees	334,458
Fund administration	51,299
Payable for collateral due to broker for securities lending	13,522,842
Accrued expenses and other liabilities	491,070
Total liabilities	16,775,379
Commitments and contingent liabilities
NET ASSETS	$1,467,143,945
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,142,761,390
Total distributable earnings (loss)	324,382,555
Net Assets	$1,467,143,945

86	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2022

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Net assets by class:
Class A Shares	$1,868,533,662	$3,155,086	$156,350,033
Class C Shares	$701,166,731	$619,785	$5,934,888
Class F Shares	$2,240,955,893	$510,209	$13,020,167
Class F3 Shares	$478,664,639	$30,956	$6,315,927
Class I Shares	$1,314,130,696	$14,998	$143,871,284
Class P Shares	$–	$–	$10,649
Class R2 Shares	$2,721,027	$–	$155,809
Class R3 Shares	$16,516,599	$11,129	$5,025,705
Class R4 Shares	$13,004,652	$11,216	$1,433,831
Class R5 Shares	$12,814,401	$11,299	$21,539
Class R6 Shares	$131,190,912	$2,117,263	$3,277,706
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	62,038,335	187,486	11,825,061
Class C Shares	26,810,886	37,705	450,062
Class F Shares	71,866,778	30,095	989,237
Class F3 Shares	15,097,183	1,826	470,780
Class I Shares	41,765,448	885	10,749,406
Class P Shares	–	–	803
Class R2 Shares	93,539	–	11,757
Class R3 Shares	567,959	667	386,426
Class R4 Shares	431,577	667	109,039
Class R5 Shares	407,036	667	1,620
Class R6 Shares	4,137,852	124,818	244,453
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$30.12	$16.83	$13.22
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.96	$17.86	$14.03
Class C Shares-Net asset value	$26.15	$16.44	$13.19
Class F Shares-Net asset value	$31.18	$16.95	$13.16
Class F3 Shares-Net asset value	$31.71	$16.95	$13.42
Class I Shares-Net asset value*	$31.46	$16.94	$13.38
Class P Shares-Net asset value	$ –	$ –	$13.26
Class R2 Shares-Net asset value	$29.09	$ –	$13.25
Class R3 Shares-Net asset value	$29.08	$16.69	$13.01
Class R4 Shares-Net asset value	$30.13	$16.82	$13.15
Class R5 Shares-Net asset value	$31.48	$16.94	$13.30
Class R6 Shares-Net asset value	$31.71	$16.96	$13.41

*	Net asset value may not recalculate due to rounding of fractional shares.

88	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund

$106,326,086	$221,472,339	$36,839,286
$10,429,349	$8,027,330	$7,824,559
$34,480,414	$16,933,113	$85,214,293
$28,948,137	$24,847,230	$–
$164,411,387	$318,766,667	$110,388,570
$127,978	$–	$–
$2,194,835	$42,417	$–
$5,238,975	$7,460,187	$–
$2,308,924	$155,357	$–
$2,559,146	$11,051	$–
$19,698,357	$1,653,928	$–

6,130,483	30,297,946	2,781,544
654,799	1,106,970	488,691
2,006,900	2,302,548	5,232,841
1,605,390	3,371,837	–
9,174,987	43,238,396	6,778,656
7,186	–	–
129,114	5,653	–
308,486	1,008,342	–
133,785	21,302	–
142,880	1,505	–
1,092,346	224,435	–

$17.34	$7.31	$13.24

$18.40	$7.76	$14.05
$15.93	$7.25	$16.01
$17.18	$7.35	$16.28
$18.03	$7.37	$ –
$17.92	$7.37	$16.28
$17.81	$ –	$ –
$17.00	$7.50	$ –
$16.98	$7.40	$ –
$17.26	$7.29	$ –
$17.91	$7.34	$ –
$18.03	$7.37	$ –

See Notes to Financial Statements.	89

Statements of Assets and Liabilities (unaudited)(concluded)

Value Opportunities Fund
Net assets by class:
Class A Shares	$707,330,902
Class C Shares	$55,013,729
Class F Shares	$134,884,241
Class F3 Shares	$213,264,227
Class I Shares	$230,635,734
Class P Shares	$14,251,500
Class R2 Shares	$5,069,717
Class R3 Shares	$34,830,699
Class R4 Shares	$33,002,722
Class R5 Shares	$1,202,898
Class R6 Shares	$37,657,576
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	39,395,455
Class C Shares	3,755,098
Class F Shares	7,286,404
Class F3 Shares	11,112,607
Class I Shares	12,135,550
Class P Shares	818,974
Class R2 Shares	302,094
Class R3 Shares	2,035,343
Class R4 Shares	1,840,891
Class R5 Shares	63,241
Class R6 Shares	1,964,030
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.95
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.05
Class C Shares-Net asset value	$14.65
Class F Shares-Net asset value	$18.51
Class F3 Shares-Net asset value	$19.19
Class I Shares-Net asset value	$19.00
Class P Shares-Net asset value	$17.40
Class R2 Shares-Net asset value	$16.78
Class R3 Shares-Net asset value	$17.11
Class R4 Shares-Net asset value	$17.93
Class R5 Shares-Net asset value	$19.02
Class R6 Shares-Net asset value	$19.17

90	See Notes to Financial Statements.

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Statements of Operations (unaudited)

For the Six Months Ended April 30, 2022

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $3,223, $0, $0, $21,927, $67,806 and $3,633, respectively)	$5,184,040	$623,094	$69,737
Securities lending net income	–	–	–
Interest and other	8	–	–
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	5,184,048	623,094	69,737
Expenses:
Management fee	403,161	633,879	153,938
12b-1 distribution plan–Class A	627,700	4,926	22,066
12b-1 distribution plan–Class C	239,730	1,725	13,505
12b-1 distribution plan–Class F	61,975	197	7,906
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	3,415	–	–
12b-1 distribution plan–Class R3	57,228	33	47
12b-1 distribution plan–Class R4	5,329	17	23
Shareholder servicing	391,042	869	25,049
Fund administration	161,264	46,100	9,473
Registration	75,079	59,241	52,773
Reports to shareholders	27,812	2,141	2,511
Professional	22,395	19,537	25,146
Trustees’ fees	9,613	2,764	557
Custody	4,986	6,656	2,635
Other	9,109	17,780	7,285
Gross expenses	2,099,838	795,865	322,914
Expense reductions (See Note 9)	(416)	(3)	(23)
Fees waived and expenses reimbursed (See Note 3)	(408,147)	(6,855)	(99,717)
Net expenses	1,691,275	789,007	223,174
Net investment income (loss)	3,492,773	(165,913)	(153,437)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	63,676,165	–	–
Net realized gain (loss) on Investment in Underlying Funds	(3,084,262)	–	–
Net realized gain (loss) on investments	–	3,010,338	(2,714,915)
Net realized gain (loss) on futures contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	54	–
Net change in unrealized appreciation/depreciation in Underlying Funds	(239,865,249)	–	–
Net change in unrealized appreciation/depreciation on investments	–	(59,803,241)	(13,278,522)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(227)	–
Net realized and unrealized gain (loss)	(179,273,346)	(56,793,076)	(15,993,437)
Net Decrease in Net Assets Resulting From Operations	$(175,780,573)	$(56,958,989)	$(16,146,874)

92	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$6,522,588	$1,148,250	$18,216,220	$64,776
1,523	20,080	255	–
–	–	2,992	–
161	–	216	–
6,524,272	1,168,330	18,219,683	64,776

2,034,054	821,293	5,311,548	24,602
12,092	24,537	1,681,915	6,071
22,630	24,180	255,115	3,750
956	29,291	67,548	942
–	–	10,488	–
–	–	7,987	–
69	–	199,388	1,676
13	–	3,626	115
13,088	66,146	863,476	4,093
137,902	41,065	387,236	2,187
64,048	57,204	75,192	56,111
5,499	5,480	42,794	1,072
21,649	21,202	32,904	32,006
7,474	2,424	22,179	218
5,939	2,271	28,253	17,637
48,918	17,562	49,412	5,596
2,374,331	1,112,655	9,039,061	156,076
(9)	(49)	(936)	(5)
(6,895)	(31,568)	(28,253)	(108,251)
2,367,427	1,081,038	9,009,872	47,820
4,156,845	87,292	9,209,811	16,956

–	–	–	–

–	–	–	–
68,507,561	6,191,022	57,122,507	152,230
–	–	–	(6,659)

334	(1,337)	(1,711)	(583)

–	–	–	–

(116,770,066)	(27,116,228)	(170,551,922)	(1,826,201)

–	–	(8,291)	(765)
(48,262,171)	(20,926,543)	(113,439,417)	(1,681,978)

$(44,105,326)	$(20,839,251)	$(104,229,606)	$(1,665,022)

See Notes to Financial Statements.	93

Statements of Operations (unaudited)(continued)

For the Six Months Ended April 30, 2022

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $79,380, $2,235, $502,930, $350,754, $830,348 and $,4,565, respectively)	$16,935,611	$26,583	$4,073,137
Securities lending net income	1,800	143	39,093
Interest and other	–	464	935
Interest earned from Interfund Lending (See Note 11)	384	–	651
Total investment income	16,937,795	27,190	4,113,816
Expenses:
Management fee	21,970,681	21,602	1,329,991
12b-1 distribution plan–Class A	2,863,347	4,076	222,158
12b-1 distribution plan–Class C	4,617,367	3,513	34,679
12b-1 distribution plan–Class F	1,708,677	258	9,384
12b-1 distribution plan–Class P	–	–	27
12b-1 distribution plan–Class R2	9,011	–	509
12b-1 distribution plan–Class R3	48,528	31	13,958
12b-1 distribution plan–Class R4	18,875	15	1,957
Shareholder servicing	3,290,085	3,663	179,033
Fund administration	1,717,983	1,394	76,000
Registration	289,224	58,973	66,887
Reports to shareholders	241,079	1,609	17,204
Trustees’ fees	106,345	194	4,505
Professional	51,850	23,010	33,948
Custody	36,698	13,574	38,887
Other	82,237	5,276	29,353
Gross expenses	37,051,987	137,188	2,058,480
Expense reductions (See Note 9)	(4,197)	(3)	(118)
Fees waived and expenses reimbursed (See Note 3)	(1,745,375)	(103,422)	(89,025)
Net expenses	35,302,415	33,763	1,969,337
Net investment income (loss)	(18,364,620)	(6,573)	2,144,479
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(326,863,738)	(436,549)	3,616,064
Net realized gain (loss) on swap contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	(85)	(35,942)
Net change in unrealized appreciation/depreciation on investments	(2,605,262,446)	(948,417)	(67,370,096)
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(202)	(84,491)
Net realized and unrealized gain (loss)	(2,932,126,184)	(1,385,253)	(63,874,465)
Net Decrease in Net Assets Resulting From Operations	$(2,950,490,804)	$(1,391,826)	$(61,729,986)

94	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund

$3,568,545	$13,708,666	$736,398
12,662	35,676	221,918
–	–	–
487	1,089	–
3,581,694	13,745,431	958,316

1,586,221	2,218,045	1,442,432
148,793	293,628	60,888
62,594	47,777	53,611
23,058	12,482	63,606
303	–	–
7,391	96	–
15,070	17,770	–
3,214	198	–
167,036	198,691	191,613
84,599	126,745	64,108
66,336	60,620	62,259
18,406	19,542	10,062
5,086	7,263	4,137
39,715	42,460	23,371
40,049	45,324	8,728
34,052	42,552	23,761
2,301,923	3,133,193	2,008,576
(117)	(164)	(135)
(40,049)	(116,301)	(72,334)
2,261,757	3,016,728	1,936,107
1,319,937	10,728,703	(977,791)

12,613,539	12,765,682	(31,897,512)
2,446,044	–	–

(133,709)	(554,919)	–

(93,311,114)	(67,178,458)	(85,997,490)

433,061	–	–

(301,688)	(292,917)	–
(78,253,867)	(55,260,612)	(117,895,002)

$(76,933,930)	$(44,531,909)	$(118,872,793)

See Notes to Financial Statements.	95

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2022

Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $33,592)	$13,220,107
Securities lending net income	9,746
Interest earned from Interfund Lending (See Note 11)	1,388
Total investment income	13,231,241
Expenses:
Management fee	6,335,305
12b-1 distribution plan–Class A	996,318
12b-1 distribution plan–Class C	337,887
12b-1 distribution plan–Class F	83,124
12b-1 distribution plan–Class P	36,132
12b-1 distribution plan–Class R2	16,735
12b-1 distribution plan–Class R3	98,679
12b-1 distribution plan–Class R4	48,107
Shareholder servicing	725,044
Fund administration	347,857
Registration	78,243
Reports to shareholders	80,703
Trustees’ fees	20,911
Professional	31,786
Other	47,294
Gross expenses	9,284,125
Expense reductions (See Note 9)	(679)
Net expenses	9,283,446
Net investment income	3,947,795
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	118,098,117
Net change in unrealized appreciation/depreciation on investments	(378,848,257)
Net realized and unrealized gain (loss)	(260,750,140)
Net Decrease in Net Assets Resulting From Operations	$(256,802,345)

96	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$3,492,773	$(511,845)
Capital gain distributions received from Underlying Funds	63,676,165	35,492,244
Net realized gain (loss) on investments in Underlying Funds	(3,084,262)	6,759,279
Net realized gain (loss) on investments and foreign currency related transactions	–	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(239,865,249)	252,436,410
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	–	–
Net increase (decrease) in net assets resulting from operations	(175,780,573)	294,176,088
Distributions to shareholders:
Class A	(27,360,474)	(36,326,702)
Class C	(3,117,382)	(5,578,728)
Class F	(7,349,675)	(10,913,306)
Class F3	(2,959,332)	(3,009,774)
Class I	(2,175,051)	(2,587,002)
Class R2	(58,000)	(133,961)
Class R3	(1,260,398)	(1,901,142)
Class R4	(228,467)	(331,944)
Class R5	(26,826)	(58,163)
Class R6	(274,765)	(349,071)
Total distributions to shareholders	(44,810,370)	(61,189,793)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	125,199,676	114,712,744
Reinvestment of distributions	38,032,799	51,990,922
Cost of shares reacquired	(115,799,522)	(186,625,910)
Net increase (decrease) in net assets resulting from capital share transactions	47,432,953	(19,922,244)
Net increase (decrease) in net assets	(173,157,990)	213,064,051
NET ASSETS:
Beginning of period	$880,625,735	$667,561,684
End of period	$707,467,745	$880,625,735

98	See Notes to Financial Statements.

Durable Growth Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$(165,913)	$(345,990)
–	–
–	–

3,010,392	57,881,347
–	–

(59,803,468)	4,004,200
(56,958,989)	61,539,557

(655,010)	(41,259)
(62,340)	(6,867)
(81,204)	(9,112)
(31,533)	(3,874)
(41,324,681)	(4,522,876)
–	–
(2,864)	(338)
(2,865)	(338)
(2,866)	(351)
(148,988)	(6,629)
(42,312,351)	(4,591,644)

29,721,086	161,700,411
42,019,229	4,567,842
(37,698,855)	(173,164,902)

34,041,460	(6,896,649)
(65,229,880)	50,051,264

$251,818,501	$201,767,237
$186,588,621	$251,818,501

See Notes to Financial Statements.	99

Statements of Changes in Net Assets (continued)

Focused Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(153,437)	$(340,642)
Net realized gain (loss) on investments and foreign currency related transactions	(2,714,915)	9,218,038
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,278,522)	5,660,302
Net increase (decrease) in net assets resulting from operations	(16,146,874)	14,537,698
Distributions to shareholders:
Class A	(2,567,142)	(886,905)
Class C	(378,405)	(133,700)
Class F	(2,509,277)	(439,125)
Class F3	(162,364)	(62,060)
Class I	(757,292)	(191,131)
Class R3	(3,252)	(1,241)
Class R4	(3,247)	(1,241)
Class R5	(3,247)	(1,241)
Class R6	(849,495)	(288,328)
Total distributions to shareholders	(7,233,721)	(2,004,972)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	14,248,856	28,587,805
Reinvestment of distributions	6,168,589	1,631,744
Cost of shares reacquired	(9,941,626)	(18,655,061)
Net increase (decrease) in net assets resulting from capital share transactions	10,475,819	11,564,488
Net increase (decrease) in net assets	(12,904,776)	24,097,214
NET ASSETS:
Beginning of period	$52,318,515	$28,221,301
End of period	$39,413,739	$52,318,515

100	See Notes to Financial Statements.

Focused Large Cap Value Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$4,156,845	$13,861,610

68,507,895	183,466,341

(116,770,066)	87,931,950
(44,105,326)	285,259,901

(1,832,383)	(60,321)
(824,722)	(5,688)
(516,992)	(2,739)
(4,009)	(930)
(148,160,809)	(38,796,164)
(2,986)	(631)
(2,856)	(647)
(2,890)	(670)
(337,912)	(43,348)
(151,685,559)	(38,911,138)

166,542,034	265,974,611
151,312,207	38,863,410
(141,385,434)	(308,115,579)

176,468,807	(3,277,558)
(19,322,078)	243,071,205

$672,204,064	$429,132,859
$652,881,986	$672,204,064

See Notes to Financial Statements.	101

Statements of Changes in Net Assets (continued)

Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income	$87,292	$511,404
Net realized gain (loss) on investments and foreign currency related transactions	6,189,685	31,178,468
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(27,116,228)	34,938,865
Net increase (decrease) in net assets resulting from operations	(20,839,251)	66,628,737
Distributions to shareholders:
Class A	(2,071,369)	(28,973)
Class C	(483,303)	(754)
Class F	(6,300,490)	(30,291)
Class F3	(1,386)	(106)
Class I	(11,419,770)	(812,033)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(1,624)	(106)
Class R6	(1,155,909)	(22,082)
Total distributions to shareholders	(21,433,851)	(894,345)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	27,675,295	212,502,734
Reinvestment of distributions	20,522,709	837,976
Cost of shares reacquired	(60,713,644)	(133,436,361)
Net increase (decrease) in net assets resulting from capital share transactions	(12,515,640)	79,904,349
Net increase (decrease) in net assets	(54,788,742)	145,638,741
NET ASSETS:
Beginning of period	$221,202,666	$75,563,925
End of period	$166,413,924	$221,202,666

102	See Notes to Financial Statements.

Fundamental Equity Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$9,209,811	$20,240,628

57,120,796	336,311,607

(170,560,213)	319,334,313
(104,229,606)	675,886,548

(157,233,450)	(21,213,472)
(6,813,220)	(572,357)
(17,023,016)	(2,559,816)
(2,276,471)	(344,061)
(32,556,486)	(5,925,825)
(544,609)	(66,114)
(371,250)	(52,157)
(9,674,156)	(1,331,556)
(341,292)	(42,824)
(114,175)	(20,468)
(1,880,761)	(254,289)
(228,828,886)	(32,382,939)

109,030,796	115,386,860
220,273,738	31,120,384
(232,261,671)	(409,122,438)

97,042,863	(262,615,194)
(236,015,629)	380,888,415

$2,000,366,756	$1,619,478,341
$1,764,351,127	$2,000,366,756

See Notes to Financial Statements.	103

Statements of Changes in Net Assets (continued)

Global Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$16,956	$90,683
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	144,988	1,628,853
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,826,966)	1,065,019
Net increase (decrease) in net assets resulting from operations	(1,665,022)	2,784,555
Distributions to shareholders:
Class A	(706,818)	(145,688)
Class C	(110,829)	(25,807)
Class F	(299,857)	(81,627)
Class F3	(2,578)	(806)
Class I	(256,979)	(80,420)
Class R2	–	–
Class R3	(64,811)	(11,511)
Class R4	(2,575)	(781)
Class R5	(2,638)	(820)
Class R6	(179,196)	(36,540)
Total distributions to shareholders	(1,626,281)	(384,000)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	2,004,916	2,858,607
Reinvestment of distributions	906,873	198,859
Cost of shares reacquired	(823,026)	(813,973)
Net increase in net assets resulting from capital share transactions	2,088,763	2,243,493
Net increase (decrease) in net assets	(1,202,540)	4,644,048
NET ASSETS:
Beginning of period	$11,565,912	$6,921,864
End of period	$10,363,372	$11,565,912

104	See Notes to Financial Statements.

Growth Leaders Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$(18,364,620)	$(48,494,763)

(326,863,738)	2,288,838,895

(2,605,262,446)	474,533,430
(2,950,490,804)	2,714,877,562

(516,166,135)	(188,612,920)
(240,451,882)	(102,803,513)
(799,350,013)	(291,014,340)
(128,196,756)	(28,723,116)
(234,268,629)	(97,566,085)
(636,674)	(159,823)
(4,314,020)	(2,024,661)
(3,353,679)	(1,271,829)
(3,558,947)	(1,359,076)
(33,119,570)	(6,678,295)
(1,963,416,305)	(720,213,658)

1,989,497,956	3,457,707,398
1,824,519,576	665,061,830
(2,532,543,084)	(2,657,088,235)

1,281,474,448	1,465,680,993
(3,632,432,661)	3,460,344,897

$10,412,131,873	$6,951,786,976
$6,779,699,212	$10,412,131,873

See Notes to Financial Statements.	105

Statements of Changes in Net Assets (continued)

Health Care Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(6,573)	$(30,281)
Net realized gain (loss) on investments and foreign currency related transactions	(436,634)	616,318
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(948,619)	796,283
Net increase (decrease) in net assets resulting from operations	(1,391,826)	1,382,320
Distributions to shareholders:
Class A	(237,866)	(273,120)
Class C	(54,449)	(58,883)
Class F	(39,168)	(13,072)
Class F3	(2,688)	(4,262)
Class I	(1,303)	(2,047)
Class P	–	–
Class R2	–	–
Class R3	(982)	(1,541)
Class R4	(982)	(1,541)
Class R5	(982)	(1,546)
Class R6	(190,161)	(145,457)
Total distributions to shareholders	(528,581)	(501,469)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	1,166,893	4,699,933
Reinvestment of distributions	321,307	299,070
Cost of shares reacquired	(920,992)	(1,782,577)
Net increase (decrease) in net assets resulting from capital share transactions	567,208	3,216,426
Net increase (decrease) in net assets	(1,353,199)	4,097,277
NET ASSETS:
Beginning of period	$7,835,140	$3,737,863
End of period	$6,481,941	$7,835,140

106	See Notes to Financial Statements.

International Equity Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$2,144,479	$4,590,655

3,580,122	75,289,639

(67,454,587)	35,362,678
(61,729,986)	115,242,972

(21,399,442)	(1,991,486)
(782,187)	(19,196)
(2,865,403)	(147,298)
(693,860)	(69,008)
(19,096,185)	(2,805,314)
(1,376)	(278)
(19,394)	(914)
(673,002)	(51,482)
(180,612)	(15,302)
(7,581)	(1,028)
(468,664)	(34,250)
(46,187,706)	(5,135,556)

10,850,002	33,002,179
45,341,368	5,052,206
(27,289,278)	(98,186,274)

28,902,092	(60,131,889)
(79,015,600)	49,975,527

$414,433,138	$364,457,611
$335,417,538	$414,433,138

See Notes to Financial Statements.	107

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income	$1,319,937	$5,084,769
Net realized gain (loss) on investments, swaps and foreign currency related transactions	14,925,874	92,262,626
Net change in unrealized appreciation/depreciation on investments, deferred foreign capital gains taxes, and translation of assets and liabilities denominated in foreign currencies	(93,179,741)	39,062,330
Net increase (decrease) in net assets resulting from operations	(76,933,930)	136,409,725
Distributions to shareholders:
Class A	(2,906,970)	–
Class C	(232,215)	–
Class F	(1,303,487)	–
Class F3	(751,094)	–
Class I	(4,671,896)	–
Class P	(2,745)	–
Class R2	(49,120)	–
Class R3	(110,011)	–
Class R4	(62,902)	–
Class R5	(79,058)	–
Class R6	(586,175)	–
Total distributions to shareholders	(10,755,673)	–
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	31,064,568	71,129,338
Reinvestment of distributions	10,359,873	–
Cost of shares reacquired	(40,959,623)	(130,656,497)
Net increase (decrease) in net assets resulting from capital share transactions	464,818	(59,527,159)
Net increase (decrease) in net assets	(87,224,785)	76,882,566
NET ASSETS:
Beginning of period	$463,948,373	$387,065,807
End of period	$376,723,588	$463,948,373

108	See Notes to Financial Statements.

International Value Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$10,728,703	$17,777,227

12,210,763	63,007,688

(67,471,375)	78,100,054
(44,531,909)	158,884,969

(4,250,182)	(6,652,226)
(138,396)	(267,647)
(487,587)	(863,813)
(480,701)	(718,721)
(6,313,643)	(9,028,337)
–	–
(516)	(591)
(114,992)	(165,652)
(2,817)	(3,223)
(266)	(411)
(30,753)	(40,348)
(11,819,853)	(17,740,969)

34,287,884	145,056,895
11,619,305	17,417,073
(40,909,028)	(98,246,005)

4,998,161	64,227,963
(51,353,601)	205,371,963

$650,723,220	$445,351,257
$599,369,619	$650,723,220

See Notes to Financial Statements.	109

Statements of Changes in Net Assets (concluded)

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(977,791)	$(3,963,904)
Net realized gain (loss) on investments and foreign currency related transactions	(31,897,512)	(8,607,312)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(85,997,490)	45,629,143
Net increase (decrease) in net assets resulting from operations	(118,872,793)	33,057,927
Distributions to shareholders:
Class A	–	(3,732,335)
Class C	–	(305,530)
Class F	–	(3,797,520)
Class F3	–	–
Class I	–	(22,252,242)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	–	(30,087,627)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	27,501,059	422,163,379
Reinvestment of distributions	–	24,252,834
Cost of shares reacquired	(65,676,674)	(167,481,227)
Net increase (decrease) in net assets resulting from capital share transactions	(38,175,615)	278,934,986
Net increase (decrease) in net assets	(157,048,408)	281,905,286
NET ASSETS:
Beginning of period	$397,315,116	$115,409,830
End of period	$240,266,708	$397,315,116

110	See Notes to Financial Statements.

Value Opportunities Fund
For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021

$3,947,795	$1,933,149

118,098,117	257,838,408

(378,848,257)	371,649,199
(256,802,345)	631,420,756

(102,999,125)	(38,007,203)
(10,928,764)	(4,497,264)
(22,556,721)	(8,497,131)
(29,456,770)	(11,931,245)
(48,314,869)	(13,160,064)
(2,111,678)	(906,655)
(749,624)	(302,914)
(5,298,619)	(2,492,301)
(5,145,203)	(1,994,555)
(239,327)	(120,442)
(5,158,092)	(1,814,164)
(232,958,792)	(83,723,938)

122,179,679	329,686,948
227,980,070	81,622,220
(332,504,133)	(395,166,158)

17,655,616	16,143,010
(472,105,521)	563,839,828

$1,939,249,466	$1,375,409,638
$1,467,143,945	$1,939,249,466

See Notes to Financial Statements.	111

Financial Highlights (unaudited)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(d)	$30.39	$ 0.11	$(5.92)	$(5.81)	$(0.41)	$(1.12)	$(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–	(3.29)	(3.29)
10/31/2019	26.62	(0.03)	0.87	0.84	(0.26)	(3.16)	(3.42)
10/31/2018	28.92	(0.05)	0.93	0.88	–	(3.18)	(3.18)
10/31/2017	25.94	(0.05)	5.96	5.91	–	(2.93)	(2.93)
Class C
4/30/2022(d)	23.47	0.02	(4.54)	(4.52)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–	(3.29)	(3.29)
10/31/2019	22.43	(0.17)	0.66	0.49	(0.03)	(3.16)	(3.19)
10/31/2018	25.03	(0.21)	0.79	0.58	–	(3.18)	(3.18)
10/31/2017	22.96	(0.21)	5.21	5.00	–	(2.93)	(2.93)
Class F
4/30/2022(d)	30.73	0.15	(6.00)	(5.85)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–	(3.29)	(3.29)
10/31/2019	26.80	0.01	0.87	0.88	(0.30)	(3.16)	(3.46)
10/31/2018	29.06	– (g)	0.92	0.92	–	(3.18)	(3.18)
10/31/2017	26.01	(0.02)	6.00	5.98	–	(2.93)	(2.93)
Class F3
4/30/2022(d)	31.70	0.16	(6.18)	(6.02)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–	(3.29)	(3.29)
10/31/2019	27.32	0.05	0.91	0.96	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.93	0.98	–	(3.18)	(3.18)
4/4/2017 to 10/31/2017(h)	26.15	(0.01)	3.38	3.37	–	–	–
Class I
4/30/2022(d)	31.56	0.13	(6.12)	(5.99)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–	(3.29)	(3.29)
10/31/2019	27.29	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.50	0.02	0.95	0.97	–	(3.18)	(3.18)
10/31/2017	26.34	0.02	6.07	6.09	–	(2.93)	(2.93)
Class R2
4/30/2022(d)	28.80	0.06	(5.61)	(5.55)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–	(3.29)	(3.29)
10/31/2019	25.65	(0.10)	0.83	0.73	(0.11)	(3.16)	(3.27)
10/31/2018	28.07	(0.13)	0.89	0.76	–	(3.18)	(3.18)
10/31/2017	25.34	(0.14)	5.80	5.66	–	(2.93)	(2.93)

112	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.05	(19.98	)(e)	0.43	(f)	0.53	(f)	0.85	(f)	$445,498	4	(e)
30.39	45.31		0.41		0.52		(0.06)		542,197	7
22.60	7.72		0.43		0.53		0.16		400,088	16
24.04	5.65		0.44		0.54		(0.13)		482,675	17
26.62	3.11		0.42		0.52		(0.17)		508,472	8
28.92	24.55		0.41		0.54		(0.19)		510,601	6

17.61	(20.28	)(e)	1.18	(f)	1.28	(f)	0.17	(f)	37,988	4	(e)
23.47	44.16		1.16		1.26		(0.77)		56,365	7
17.82	6.98		1.18		1.28		(0.52)		54,247	16
19.73	4.86		1.19		1.29		(0.85)		97,096	17
22.43	2.31		1.17		1.27		(0.87)		140,681	8
25.03	23.69		1.16		1.29		(0.92)		224,568	6

23.31	(19.91	)(e)	0.28	(f)	0.38	(f)	1.09	(f)	65,460	4	(e)
30.73	45.53		0.26		0.37		0.09		144,742	7
22.82	7.89		0.28		0.38		0.37		120,797	16
24.22	5.81		0.29		0.39		0.04		176,784	17
26.80	3.25		0.27		0.37		(0.01)		204,245	8
29.06	24.78		0.27		0.39		(0.06)		247,908	6

24.07	(19.85	)(e)	0.09	(f)	0.19	(f)	1.17	(f)	50,582	4	(e)
31.70	45.81		0.08		0.18		0.25		56,369	7
23.47	8.10		0.09		0.19		0.44		33,179	16
24.78	6.03		0.10		0.20		0.20		32,219	17
27.32	3.42		0.08		0.19		0.17		33,677	8
29.52	12.89	(e)	0.09	(f)	0.19	(f)	(0.08	)(f)	34,672	6

23.96	(19.86	)(e)	0.18	(f)	0.28	(f)	0.96	(f)	78,862	4	(e)
31.56	45.64		0.16		0.27		0.18		43,112	7
23.39	8.02		0.18		0.28		0.51		28,481	16
24.72	5.88		0.19		0.29		0.11		92,448	17
27.29	3.38		0.17		0.27		0.08		87,441	8
29.50	24.90		0.16		0.30		0.06		69,232	6

21.86	(20.11	)(e)	0.78	(f)	0.88	(f)	0.48	(f)	965	4	(e)
28.80	44.78		0.76		0.86		(0.34)		1,433	7
21.52	7.39		0.78		0.88		(0.19)		1,430	16
23.11	5.26		0.79		0.89		(0.45)		1,476	17
25.65	2.75		0.77		0.87		(0.49)		2,531	8
28.07	24.11		0.76		0.89		(0.55)		3,064	6

See Notes to Financial Statements.	113

Financial Highlights (unaudited) (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2022(d)	$29.09	$ 0.08	$(5.67)	$(5.59)	$(0.33)	$(1.12)	$(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
10/31/2019	25.86	(0.09)	0.84	0.75	(0.19)	(3.16)	(3.35)
10/31/2018	28.25	(0.11)	0.90	0.79	–	(3.18)	(3.18)
10/31/2017	25.46	(0.11)	5.83	5.72	–	(2.93)	(2.93)
Class R4
4/30/2022(d)	30.30	0.11	(5.90)	(5.79)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
10/31/2019	26.58	(0.04)	0.87	0.83	(0.27)	(3.16)	(3.43)
10/31/2018	28.88	(0.06)	0.94	0.88	–	(3.18)	(3.18)
10/31/2017	25.90	(0.09)	6.00	5.91	–	(2.93)	(2.93)
Class R5
4/30/2022(d)	31.57	0.16	(6.15)	(5.99)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
10/31/2019	27.30	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.52	0.02	0.94	0.96	–	(3.18)	(3.18)
10/31/2017	26.35	(0.04)	6.14	6.10	–	(2.93)	(2.93)
Class R6
4/30/2022(d)	31.71	0.17	(6.19)	(6.02)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)
10/31/2019	27.33	0.05	0.90	0.95	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.94	0.99	–	(3.18)	(3.18)
10/31/2017	26.34	(0.01)	6.12	6.11	–	(2.93)	(2.93)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)					Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$22.05	(20.06	)(e)	0.68	(f)	0.78	(f)	0.63 (f)	$19,271	4	(e)
29.09	44.95		0.66		0.76		(0.30)	25,883	7
21.70	7.47		0.68		0.78		(0.07)	20,860	16
23.26	5.38		0.69		0.79		(0.38)	26,729	17
25.86	2.84		0.67		0.77		(0.40)	28,601	8
28.25	24.24		0.65		0.79		(0.43)	33,190	6

22.98	(19.98	)(e)	0.43	(f)	0.53	(f)	0.82 (f)	4,129	4	(e)
30.30	45.25		0.41		0.52		(0.04)	4,621	7
22.54	7.79		0.43		0.53		0.09	3,715	16
23.98	5.61		0.44		0.54		(0.16)	3,461	17
26.58	3.12		0.42		0.52		(0.22)	3,236	8
28.88	24.60		0.42		0.53		(0.34)	1,998	6

23.97	(19.86	)(e)	0.18	(f)	0.28	(f)	1.13 (f)	418	4	(e)
31.57	45.65		0.16		0.27		0.33	518	7
23.40	8.02		0.18		0.28		0.14	623	16
24.73	5.90		0.19		0.29		0.13	296	17
27.30	3.34		0.17		0.27		0.06	106	8
29.52	24.93		0.18		0.28		(0.13)	84	6

24.08	(19.84	)(e)	0.09	(f)	0.19	(f)	1.20 (f)	4,295	4	(e)
31.71	45.79		0.08		0.18		0.28	5,386	7
23.48	8.14		0.09		0.19		0.46	4,143	16
24.78	5.98		0.10		0.20		0.19	4,266	17
27.33	3.45		0.08		0.19		0.17	3,619	8
29.52	24.98		0.09		0.19		1.34	3,855	6

See Notes to Financial Statements.	115

Financial Highlights (unaudited)

DURABLE GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$25.49	$(0.04)	$(4.66)	$(4.70)	$ –	$(4.29)	$(4.29)
10/31/2021	19.21	(0.10)	6.89	6.79	–	(0.51)	(0.51)
11/1/2019 to 10/31/2020	15.00	(0.03)	4.25	4.22	(0.01)	–	(0.01)
Class C
4/30/2022(c)	25.12	(0.11)	(4.57)	(4.68)	–	(4.29)	(4.29)
10/31/2021	19.08	(0.26)	6.81	6.55	–	(0.51)	(0.51)
11/1/2019 to 10/31/2020	15.00	(0.14)	4.22	4.08	–	–	–
Class F
4/30/2022(c)	25.60	(0.01)	(4.69)	(4.70)	–	(4.29)	(4.29)
10/31/2021	19.25	(0.04)	6.90	6.86	–	(0.51)	(0.51)
11/1/2019 to 10/31/2020	15.00	0.04	4.22	4.26	(0.01)	–	(0.01)
Class F3
4/30/2022(c)	25.59	(0.01)	(4.69)	(4.70)	–	(4.29)	(4.29)
10/31/2021	19.26	(0.03)	6.89	6.86	(0.02)	(0.51)	(0.53)
11/1/2019 to 10/31/2020	15.00	0.04	4.24	4.28	(0.02)	–	(0.02)
Class I
4/30/2022(c)	25.58	(0.01)	(4.69)	(4.70)	–	(4.29)	(4.29)
10/31/2021	19.25	(0.04)	6.90	6.86	(0.02)	(0.51)	(0.53)
11/1/2019 to 10/31/2020	15.00	0.01	4.26	4.27	(0.02)	–	(0.02)
Class R3
4/30/2022(c)	25.36	(0.06)	(4.63)	(4.69)	–	(4.29)	(4.29)
10/31/2021	19.17	(0.15)	6.85	6.70	–	(0.51)	(0.51)
11/1/2019 to 10/31/2020	15.00	(0.05)	4.23	4.18	(0.01)	–	(0.01)
Class R4
4/30/2022(c)	25.48	(0.03)	(4.67)	(4.70)	–	(4.29)	(4.29)
10/31/2021	19.21	(0.09)	6.87	6.78	–	(0.51)	(0.51)
11/1/2019 to 10/31/2020	15.00	(0.01)	4.23	4.22	(0.01)	–	(0.01)
Class R5
4/30/2022(c)	25.57	(0.01)	(4.68)	(4.69)	–	(4.29)	(4.29)
10/31/2021	19.25	(0.04)	6.89	6.85	(0.02)	(0.51)	(0.53)
11/1/2019 to 10/31/2020	15.00	0.03	4.24	4.27	(0.02)	–	(0.02)
Class R6
4/30/2022(c)	25.59	(0.01)	(4.69)	(4.70)	–	(4.29)	(4.29)
10/31/2021	19.26	(0.04)	6.90	6.86	(0.02)	(0.51)	(0.53)
11/1/2019 to 10/31/2020	15.00	0.06	4.22	4.28	(0.02)	–	(0.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.50	(22.37	)(d)	0.93	(e)	0.94	(e)	(0.39	)(e)	$3,461	23	(d)
25.49	36.00		0.95		0.97		(0.42)		3,711	96
19.21	28.16		0.95		1.29		(0.18)		1,538	52

16.15	(22.66	)(d)	1.68	(e)	1.69	(e)	(1.14	)(e)	304	23	(d)
25.12	34.97		1.70		1.72		(1.16)		368	96
19.08	27.20		1.70		2.61		(0.84)		228	52

16.61	(22.25	)(d)	0.68	(e)	0.79	(e)	(0.12	)(e)	330	23	(d)
25.60	36.30		0.70		0.82		(0.16)		479	96
19.25	28.46		0.70		2.24		0.25		346	52

16.60	(22.26	)(d)	0.69	(e)	0.70	(e)	(0.14	)(e)	185	23	(d)
25.59	36.31		0.67		0.71		(0.13)		188	96
19.26	28.55		0.64		1.73		0.24		141	52

16.59	(22.27	)(d)	0.68	(e)	0.69	(e)	(0.14	)(e)	181,728	23	(d)
25.58	36.32		0.70		0.71		(0.17)		246,153	96
19.25	28.48		0.70		0.69		0.07		199,234	52

16.38	(22.45	)(d)	1.16	(e)	1.16	(e)	(0.61	)(e)	11	23	(d)
25.36	35.60		1.20		1.21		(0.64)		17	96
19.17	27.84		1.20		2.25		(0.32)		13	52

16.49	(22.38	)(d)	0.91	(e)	0.91	(e)	(0.35	)(e)	11	23	(d)
25.48	35.95		0.95		0.96		(0.40)		17	96
19.21	28.16		0.95		2.00		(0.07)		13	52

16.59	(22.28	)(d)	0.66	(e)	0.66	(e)	(0.11	)(e)	11	23	(d)
25.57	36.27		0.70		0.72		(0.17)		17	96
19.25	28.48		0.70		1.75		0.18		13	52

16.60	(22.26	)(d)	0.69	(e)	0.69	(e)	(0.13	)(e)	548	23	(d)
25.59	36.31		0.67		0.71		(0.17)		868	96
19.26	28.55		0.64		2.37		0.37		241	52

See Notes to Financial Statements.	117

Financial Highlights (unaudited)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2022(c)	$36.16	$(0.10)	$(9.02)	$(9.12)	$(4.87)	$22.17
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.98	0.88	–	15.88
Class C
4/30/2022(c)	35.41	(0.20)	(8.78)	(8.98)	(4.87)	21.56
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.19)	0.99	0.80	–	15.80
Class F
4/30/2022(c)	36.44	(0.07)	(9.10)	(9.17)	(4.87)	22.40
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class F3
4/30/2022(c)	36.51	(0.06)	(9.13)	(9.19)	(4.87)	22.45
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92
Class I
4/30/2022(c)	36.44	(0.07)	(9.10)	(9.17)	(4.87)	22.40
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.99	0.92	–	15.92
Class R3
4/30/2022(c)	35.92	(0.14)	(8.94)	(9.08)	(4.87)	21.97
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.13)	0.99	0.86	–	15.86
Class R4
4/30/2022(c)	36.18	(0.11)	(9.01)	(9.12)	(4.87)	22.19
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.99	0.89	–	15.89
Class R5
4/30/2022(c)	36.44	(0.07)	(9.10)	(9.17)	(4.87)	22.40
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91

118	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(29.13	)(d)	1.05	(e)	1.45	(e)	(0.75	)(e)	$15,850	93	(d)
43.48		1.05		1.49		(0.87)		18,332	166
69.40		1.05		2.25		(0.79)		12,485	126
5.87	(d)	1.05	(e)	3.09	(e)	(0.83	)(e)	4,889	130	(d)

(29.41	)(d)	1.80	(e)	2.20	(e)	(1.51	)(e)	2,410	93	(d)
42.43		1.80		2.24		(1.62)		2,701	166
68.10		1.78		2.87		(1.61)		1,849	126
5.33	(d)	1.80	(e)	4.10	(e)	(1.55	)(e)	156	130	(d)

(29.06	)(d)	0.80	(e)	1.29	(e)	(0.51	)(e)	11,931	93	(d)
43.85		0.80		1.34		(0.63)		18,621	166
69.89		0.80		2.03		(0.58)		5,821	126
6.07	(d)	0.80	(e)	3.14	(e)	(0.56	)(e)	1,005	130	(d)

(29.06	)(d)	0.75	(e)	1.08	(e)	(0.46	)(e)	748	93	(d)
43.95		0.75		1.16		(0.57)		1,217	166
69.97		0.72		2.01		(0.44)		902	126
6.13	(d)	0.73	(e)	3.07	(e)	(0.48	)(e)	531	130	(d)

(29.06	)(d)	0.80	(e)	1.19	(e)	(0.51	)(e)	3,172	93	(d)
43.90		0.80		1.24		(0.62)		4,587	166
69.72		0.80		2.04		(0.52)		2,712	126
6.13	(d)	0.80	(e)	2.91	(e)	(0.60	)(e)	1,492	130	(d)

(29.25	)(d)	1.30	(e)	1.72	(e)	(1.01	)(e)	15	93	(d)
43.15		1.30		1.73		(1.11)		24	166
68.92		1.30		2.52		(1.01)		18	126
5.73	(d)	1.30	(e)	3.64	(e)	(1.06	)(e)	11	130	(d)

(29.14	)(d)	1.05	(e)	1.48	(e)	(0.77	)(e)	15	93	(d)
43.50		1.05		1.48		(0.86)		24	166
69.35		1.05		2.27		(0.75)		18	126
5.93	(d)	1.05	(e)	3.37	(e)	(0.80	)(e)	11	130	(d)

(29.06	)(d)	0.80	(e)	1.22	(e)	(0.52	)(e)	15	93	(d)
43.90		0.80		1.25		(0.63)		24	166
69.83		0.80		2.02		(0.49)		18	126
6.07	(d)	0.80	(e)	3.12	(e)	(0.55	)(e)	11	130	(d)

See Notes to Financial Statements.	119

Financial Highlights (unaudited) (concluded)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R6
4/30/2022(c)	$36.51	$(0.06)	$(9.13)	$(9.19)	$(4.87)	$22.45
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 1/30/2019, SEC effective date was 1/31/2019 and date shares first became available to the public was 2/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 1/30/2019 through 1/31/2019.

120	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(29.03	)(d)	0.75	(e)	1.09	(e)	(0.45	)(e)	$5,257	93	(d)
43.95		0.75		1.16		(0.57)		6,788	166
69.97		0.72		1.99		(0.45)		4,400	126
6.13	(d)	0.73	(e)	2.83	(e)	(0.50	)(e)	1,821	130	(d)

See Notes to Financial Statements.	121

Financial Highlights (unaudited)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$19.04	$0.07	$(0.92)		$(0.85)	$(0.35)	$(3.93)	$(4.28)
10/31/2021	12.95	0.38	6.68		7.06	(0.16)	(0.81)	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–
Class C
4/30/2022(c)	18.97	0.01	(0.92)		(0.91)	(0.26)	(3.93)	(4.19)
10/31/2021	12.87	0.25	6.66		6.91	–	(0.81)	(0.81)
10/31/2020	14.72	0.17	(1.98)		(1.81)	(0.04)	–	(0.04)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.03	(0.31	)(h)	(0.28)	–	–	–
Class F
4/30/2022(c)	19.22	0.09	(0.93)		(0.84)	(0.36)	(3.93)	(4.29)
10/31/2021	12.98	0.49	6.64		7.13	(0.08)	(0.81)	(0.89)
10/31/2020	14.76	0.31	(2.00)		(1.69)	(0.09)	–	(0.09)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class F3
4/30/2022(c)	19.10	0.09	(0.92)		(0.83)	(0.38)	(3.93)	(4.31)
10/31/2021	12.98	0.37	6.75		7.12	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(2.00)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class I
4/30/2022(c)	19.10	0.09	(0.92)		(0.83)	(0.38)	(3.93)	(4.31)
10/31/2021	12.99	0.35	6.76		7.11	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.30	(1.97)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.04	(0.28	)(h)	(0.24)	–	–	–
Class R3
4/30/2022(c)	18.99	0.02	(0.89)		(0.87)	(0.29)	(3.93)	(4.22)
10/31/2021	12.92	0.29	6.71		7.00	(0.12)	(0.81)	(0.93)
10/31/2020	14.74	0.23	(1.99)		(1.76)	(0.06)	–	(0.06)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.05	(0.31	)(h)	(0.26)	–	–	–
Class R4
4/30/2022(c)	19.04	0.08	(0.93)		(0.85)	(0.33)	(3.93)	(4.26)
10/31/2021	12.95	0.33	6.73		7.06	(0.16)	(0.81)	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–

122	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.91	(6.47	)(d)	0.93	(e)	0.93	(e)	0.92	(e)	$ 11,011	57	(d)
19.04	56.50		0.93		0.93		2.08		7,714	99
12.95	(11.74)		0.96		1.09		2.08		541	128
14.75	(1.67	)(d)	0.96	(e)	4.40	(e)	1.57	(e)	508	16	(d)

13.87	(6.82	)(d)	1.67	(e)	1.67	(e)	0.16	(e)	5,576	57	(d)
18.97	55.29		1.67		1.67		1.36		3,601	99
12.87	(12.35)		1.71		1.83		1.32		77	128
14.72	(1.87	)(d)	1.71	(e)	5.27	(e)	0.75	(e)	108	16	(d)

14.09	(6.35	)(d)	0.68	(e)	0.78	(e)	1.17	(e)	1,691	57	(d)
19.22	56.78		0.68		0.78		2.60		2,394	99
12.98	(11.54)		0.71		0.98		2.33		40	128
14.76	(1.60	)(d)	0.71	(e)	4.37	(e)	1.75	(e)	492	16	(d)

13.96	(6.34	)(d)	0.66	(e)	0.66	(e)	1.22	(e)	13	57	(d)
19.10	56.91		0.67		0.67		2.13		18	99
12.98	(11.50)		0.63		0.84		2.40		12	128
14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	492	16	(d)

13.96	(6.40	)(d)	0.68	(e)	0.68	(e)	1.22	(e)	632,996	57	(d)
19.10	56.79		0.68		0.68		1.99		656,899	99
12.99	(11.43)		0.71		0.75		2.34		428,070	128
14.76	(1.60	)(d)	0.71	(e)	1.07	(e)	1.10	(e)	38,221	16	(d)

13.90	(6.60	)(d)	1.16	(e)	1.16	(e)	0.30	(e)	83	57	(d)
18.99	56.09		1.15		1.15		1.65		13	99
12.92	(11.98)		1.21		1.34		1.75		9	128
14.74	(1.73	)(d)	1.21	(e)	4.78	(e)	1.24	(e)	10	16	(d)

13.93	(6.45	)(d)	0.91	(e)	0.91	(e)	0.98	(e)	9	57	(d)
19.04	56.46		0.90		0.90		1.89		13	99
12.95	(11.74)		0.96		1.08		2.00		9	128
14.75	(1.67	)(d)	0.96	(e)	4.51	(e)	1.47	(e)	10	16	(d)

See Notes to Financial Statements.	123

Financial Highlights (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
4/30/2022(c)	$19.09	$0.10	$(0.93)		(0.83)	$(0.38)	$(3.93)	$(4.31)
10/31/2021	12.98	0.38	6.73		7.11	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.30	(1.98)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class R6
4/30/2022(c)	19.11	0.09	(0.92)		(0.83)	(0.38)	(3.93)	(4.31)
10/31/2021	12.99	0.39	6.73		7.12	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(1.99)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(g)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the period ended October 31, 2019, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

124	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.95	(6.34	)(d)	0.65	(e)	0.65	(e)	1.23	(e)	$ 9	57	(d)
19.09	56.83		0.65		0.65		2.14		13	99
12.98	(11.51)		0.71		0.84		2.24		9	128
14.76	(1.60	)(d)	0.71	(e)	4.27	(e)	1.75	(e)	10	16	(d)

13.97	(6.33	)(d)	0.68	(e)	0.68	(e)	1.16	(e)	1,493	57	(d)
19.11	56.86		0.68		0.68		2.17		1,539	99
12.99	(11.43)		0.63		0.81		2.38		366	128
14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	517	16	(d)

See Notes to Financial Statements.	125

Financial Highlights (unaudited)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$30.62	$(0.02)	$(2.81)	$(2.83)	$ –	$(3.16)	$(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)	–	(4.11)	(4.11)
10/31/2019	29.02	(0.04)	0.39	0.35	–	(4.23)	(4.23)
10/31/2018	34.92	(0.32)	0.47	0.15	–	(6.05)	(6.05)
10/31/2017	33.65	(0.27)	7.56	7.29	–	(6.02)	(6.02)
Class C
4/30/2022(c)	32.44	(0.13)	(2.98)	(3.11)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	(0.03)	(0.65)	(0.68)	–	–	–
Class F
4/30/2022(c)	33.11	0.02	(3.07)	(3.05)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class F3
4/30/2022(c)	33.15	0.03	(3.07)	(3.04)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class I
4/30/2022(c)	33.10	0.02	(3.06)	(3.04)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)	–	(4.11)	(4.11)
10/31/2019	30.64	(0.02)	0.41	0.39	–	(4.23)	(4.23)
10/31/2018	36.53	(0.33)	0.49	0.16	–	(6.05)	(6.05)
10/31/2017	34.95	(0.28)	7.88	7.60	–	(6.02)	(6.02)
Class R5
4/30/2022(c)	33.10	0.04	(3.08)	(3.04)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.05	(0.64)	(0.59)	–	–	–

126	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.63	(10.59	)(d)	1.26	(e)	1.26	(e)	(0.14	)(e)	$18,397	34	(d)
30.62	64.27		1.22		1.22		0.03		19,525	116
18.77	(11.21)		1.28		1.40		0.72		3,253	77
25.14	1.68		1.53		1.58		(0.16)		5,729	135
29.02	0.11		1.63		1.63		(1.02)		6,382	57
34.92	23.38		1.66		1.66		(0.81)		6,698	48

26.17	(10.92	)(d)	2.02	(e)	2.02	(e)	(0.88	)(e)	4,528	34	(d)
32.44	63.10		1.96		1.96		(0.95)		5,028	116
19.99	(12.01)		2.03		2.20		(0.42)		102	77
26.71	(2.48	)(d)	2.03	(e)	2.14	(e)	(0.37	)(e)	10	135

26.86	(10.47	)(d)	1.01	(e)	1.11	(e)	0.13	(e)	48,870	34	(d)
33.11	64.73		0.97		1.07		0.04		66,993	116
20.30	(11.00)		1.03		1.30		0.43		784	77
26.80	(2.15	)(d)	1.03	(e)	1.30	(e)	0.65	(e)	10	135

26.88	(10.47	)(d)	0.93	(e)	0.93	(e)	0.19	(e)	12	34	(d)
33.15	64.72		0.92		0.92		0.35		14	116
20.32	(10.88)		0.95		1.14		0.92		9	77
26.80	(2.15	)(d)	0.95	(e)	1.15	(e)	0.71	(e)	10	135

26.83	(10.46	)(d)	1.01	(e)	1.01	(e)	0.13	(e)	82,807	34	(d)
33.10	64.71		0.95		0.96		0.35		118,351	116
20.30	(11.00)		1.03		1.18		0.92		69,689	77
26.80	1.77		1.45		1.50		(0.07)		114,088	135
30.64	0.10		1.63		1.63		(1.02)		127,236	57
36.53	23.40		1.66		1.66		(0.80)		135,852	48

26.83	(10.46	)(d)	1.03	(e)	1.03	(e)	0.30	(e)	297	34	(d)
33.10	64.71		0.94		0.94		0.31		17	116
20.29	(11.00)		1.03		1.16		0.83		9	77
26.80	(2.15	)(d)	1.03	(e)	1.15	(e)	0.62	(e)	10	135

See Notes to Financial Statements.	127

Financial Highlights (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2022(c)	$33.16	$0.03	$(3.07)	$(3.04)	$(0.07)	$(3.16)	$(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.09	(0.67)	(0.58)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operation was 6/28/2019 and date shares first became available to the public was 7/1/2019.

128	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.89	(10.47	)(d)	0.96	(e)	0.96	(e)	0.17	(e)	$11,504	34	(d)
33.16	64.69		0.94		0.95		0.22		11,274	116
20.33	(10.87)		0.95		1.16		0.90		1,717	77
26.81	(2.12	)(d)	0.95	(e)	1.24	(e)	1.01	(e)	1,336	135

See Notes to Financial Statements.	129

Financial Highlights (unaudited)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$15.04	$0.06	$(0.79)	$(0.73)	$(0.14)	$(1.58)	$(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
10/31/2019	12.64	0.19	0.79	0.98	(0.18)	(0.91)	(1.09)
10/31/2018	13.99	0.16	0.10	0.26	(0.18)	(1.43)	(1.61)
10/31/2017	12.54	0.17	1.94	2.11	(0.19)	(0.47)	(0.66)
Class C
4/30/2022(c)	13.10	0.01	(0.67)	(0.66)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
10/31/2019	11.22	0.09	0.69	0.78	(0.05)	(0.91)	(0.96)
10/31/2018	12.58	0.06	0.08	0.14	(0.07)	(1.43)	(1.50)
10/31/2017	11.33	0.07	1.76	1.83	(0.11)	(0.47)	(0.58)
Class F
4/30/2022(c)	14.85	0.07	(0.77)	(0.70)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
10/31/2019	12.52	0.21	0.78	0.99	(0.20)	(0.91)	(1.11)
10/31/2018	13.87	0.18	0.10	0.28	(0.20)	(1.43)	(1.63)
10/31/2017	12.44	0.19	1.93	2.12	(0.22)	(0.47)	(0.69)
Class F3
4/30/2022(c)	15.26	0.09	(0.80)	(0.71)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.78	0.23	0.80	1.03	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.09	0.30	(0.21)	(1.43)	(1.64)
4/4/2017 to 10/31/2017(f)	13.24	0.11	0.77	0.88	–	–	–
Class I
4/30/2022(c)	15.16	0.08	(0.78)	(0.70)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.73	0.22	0.80	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.09	0.28	(0.21)	(1.43)	(1.64)
10/31/2017	12.62	0.21	1.96	2.17	(0.23)	(0.47)	(0.70)

130	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.59	(5.68	)(d)	0.96	(e)	0.96	(e)	0.93	(e)	$1,255,600	20	(d)
15.04	44.87		0.96		0.96		1.06		1,382,625	73
10.56	(6.39)		0.94		0.94		1.79		1,067,309	59
12.53	8.52		0.99		0.99		1.57		1,378,201	88
12.64	1.99		0.96		0.96		1.22		1,446,816	92
13.99	17.45		0.96		0.96		1.29		1,571,170	96

10.83	(6.02	)(d)	1.71	(e)	1.71	(e)	0.18	(e)	43,460	20	(d)
13.10	43.75		1.71		1.71		0.32		55,600	73
9.19	(7.07)		1.69		1.69		1.05		60,191	59
11.04	7.71		1.74		1.74		0.83		157,803	88
11.22	1.21		1.71		1.71		0.48		232,937	92
12.58	16.63		1.71		1.71		0.55		445,017	96

12.41	(5.61	)(d)	0.81	(e)	0.81	(e)	1.07	(e)	117,277	20	(d)
14.85	45.02		0.81		0.81		1.21		146,249	73
10.44	(6.22)		0.79		0.79		1.93		116,340	59
12.40	8.71		0.84		0.84		1.73		183,310	88
12.52	2.17		0.81		0.81		1.38		247,704	92
13.87	17.62		0.81		0.81		1.43		323,584	96

12.79	(5.55	)(d)	0.63	(e)	0.63	(e)	1.26	(e)	18,749	20	(d)
15.26	45.36		0.63		0.63		1.39		19,916	73
10.71	(6.11)		0.63		0.63		2.10		15,378	59
12.69	8.92		0.64		0.64		1.92		20,698	88
12.78	2.36		0.62		0.62		1.57		20,270	92
14.12	6.65	(d)	0.62	(e)	0.62	(e)	1.42	(e)	20,497	96

12.70	(5.53	)(d)	0.71	(e)	0.71	(e)	1.19	(e)	240,975	20	(d)
15.16	45.21		0.71		0.71		1.32		281,392	73
10.65	(6.16)		0.69		0.69		2.06		262,216	59
12.63	8.84		0.74		0.74		1.79		613,182	88
12.73	2.19		0.71		0.71		1.48		92,508	92
14.09	17.81		0.72		0.72		1.54		120,146	96

See Notes to Financial Statements.	131

Financial Highlights (unaudited) (continued)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2022(c)	$14.69	$0.05	$(0.77)	$(0.72)	$(0.11)	$(1.58)	$(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.74	0.13	0.09	0.22	(0.13)	(1.43)	(1.56)
10/31/2017	12.32	0.14	1.92	2.06	(0.17)	(0.47)	(0.64)
Class R2
4/30/2022(c)	14.64	0.04	(0.76)	(0.72)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)
10/31/2019	12.33	0.14	0.78	0.92	(0.10)	(0.91)	(1.01)
10/31/2018	13.68	0.11	0.10	0.21	(0.13)	(1.43)	(1.56)
10/31/2017	12.27	0.12	1.91	2.03	(0.15)	(0.47)	(0.62)
Class R3
4/30/2022(c)	14.70	0.04	(0.76)	(0.72)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.75	0.12	0.10	0.22	(0.14)	(1.43)	(1.57)
10/31/2017	12.34	0.14	1.90	2.04	(0.16)	(0.47)	(0.63)
Class R4
4/30/2022(c)	14.96	0.06	(0.78)	(0.72)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
10/31/2019	12.58	0.19	0.78	0.97	(0.18)	(0.91)	(1.09)
10/31/2018	13.94	0.16	0.10	0.26	(0.19)	(1.43)	(1.62)
10/31/2017	12.52	0.16	1.95	2.11	(0.22)	(0.47)	(0.69)
Class R5
4/30/2022(c)	15.17	0.08	(0.79)	(0.71)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.74	0.22	0.79	1.01	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.10	0.29	(0.21)	(1.43)	(1.64)
10/31/2017	12.63	0.19	1.97	2.16	(0.23)	(0.47)	(0.70)

132	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.28	(5.80	)(d)	1.16	(e)	1.16	(e)	0.73	(e)	$ 4,369	20	(d)
14.69	44.55		1.16		1.16		0.84		4,881	73
10.33	(6.54)		1.14		1.14		1.58		3,614	59
12.28	8.30		1.19		1.19		1.36		5,117	88
12.40	1.77		1.16		1.16		1.02		5,648	92
13.74	17.28		1.17		1.17		1.11		7,096	96

12.25	(5.86	)(d)	1.31	(e)	1.31	(e)	0.57	(e)	2,153	20	(d)
14.64	44.28		1.31		1.31		0.72		3,271	73
10.30	(6.68)		1.29		1.29		1.44		3,082	59
12.24	8.17		1.34		1.34		1.20		4,009	88
12.33	1.64		1.31		1.31		0.88		3,587	92
13.68	17.07		1.31		1.31		0.93		8,062	96

12.30	(5.80	)(d)	1.21	(e)	1.21	(e)	0.68	(e)	69,610	20	(d)
14.70	44.54		1.21		1.21		0.81		86,249	73
10.33	(6.62)		1.19		1.19		1.54		76,817	59
12.28	8.27		1.24		1.24		1.32		98,059	88
12.40	1.66		1.21		1.21		0.97		116,719	92
13.75	17.19		1.21		1.21		1.04		147,010	96

12.52	(5.67	)(d)	0.96	(e)	0.96	(e)	0.93	(e)	2,776	20	(d)
14.96	44.80		0.96		0.96		1.04		2,988	73
10.50	(6.35)		0.94		0.94		1.79		2,228	59
12.46	8.51		0.99		0.99		1.56		4,880	88
12.58	2.00		0.96		0.96		1.22		5,164	92
13.94	17.45		0.95		0.95		1.19		4,355	96

12.70	(5.60	)(d)	0.71	(e)	0.71	(e)	1.16	(e)	718	20	(d)
15.17	45.17		0.71		0.71		1.31		986	73
10.66	(6.08)		0.69		0.69		2.07		901	59
12.63	8.76		0.74		0.74		1.80		1,482	88
12.74	2.28		0.71		0.71		1.45		810	92
14.09	17.73		0.70		0.70		1.40		1,049	96

See Notes to Financial Statements.	133

Financial Highlights (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2022(c)	$15.27	$0.08	$(0.79)	$(0.71)	$(0.18)	$(1.58)	$(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.79	0.23	0.79	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.10	0.31	(0.21)	(1.43)	(1.64)
10/31/2017	12.64	0.21	1.97	2.18	(0.23)	(0.47)	(0.70)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

134	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.80	(5.54	)(d)	0.63	(e)	0.63	(e)	1.21	(e)	$ 8,665	20	(d)
15.27	45.31		0.63		0.63		1.39		16,209	73
10.72	(6.03)		0.63		0.63		2.10		11,403	59
12.69	8.83		0.64		0.64		1.89		21,815	88
12.79	2.36		0.62		0.62		1.57		16,864	92
14.12	17.97		0.62		0.62		1.51		6,440	96

See Notes to Financial Statements.	135

Financial Highlights (unaudited)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$16.61	$0.02	$(2.04)	$(2.02)	$(0.12)	$(2.18)	$(2.30)
10/31/2021	12.59	0.14	4.57	4.71	(0.18)	(0.51)	(0.69)
10/31/2020	11.52	0.11	1.09	1.20	(0.13)	–	(0.13)
10/31/2019	10.93	0.13	0.97	1.10	(0.09)	(0.42)	(0.51)
10/31/2018	11.58	0.09	(0.11)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class C
4/30/2022(c)	16.41	(0.04)	(2.01)	(2.05)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02	4.53	4.55	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02	1.08	1.10	(0.04)	–	(0.04)
10/31/2019	10.81	0.05	0.97	1.02	(0.01)	(0.42)	(0.43)
10/31/2018	11.52	0.01	(0.12)	(0.11)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	(0.02)	1.54	1.52	–	–	–
Class F
4/30/2022(c)	16.65	0.03	(2.05)	(2.02)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16	4.59	4.75	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12	1.11	1.23	(0.15)	–	(0.15)
10/31/2019	10.94	0.15	0.97	1.12	(0.10)	(0.42)	(0.52)
10/31/2018	11.60	0.11	(0.12)	(0.01)	(0.13)	(0.52)	(0.65)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.50	1.60	–	–	–
Class F3
4/30/2022(c)	16.68	0.03	(2.05)	(2.02)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.60	4.79	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.11)	0.01	(0.14)	(0.52)	(0.66)
4/4/2017 to 10/31/2017(g)	10.28	0.07	1.26	1.33	–	–	–
Class I
4/30/2022(c)	16.66	0.03	(2.04)	(2.01)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–

136	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.29	(13.85	)(d)	0.90	(e)	2.89	(e)	0.35	(e)	$4,465	39	(d)
16.61	38.37		0.90		3.53		0.88		5,016	87
12.59	10.52		0.90		4.32		0.92		2,622	141
11.52	10.85		0.90		4.20		1.24		3,551	65
10.93	(0.22)		0.95		5.07		0.79		3,124	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.96	(e)	1,667	140

12.17	(14.17	)(d)	1.65	(e)	3.64	(e)	(0.56	)(e)	591	39	(d)
16.41	37.27		1.65		4.29		0.14		826	87
12.46	9.75		1.65		5.12		0.17		537	141
11.40	10.05		1.65		4.96		0.46		581	65
10.81	(1.07)		1.70		5.76		0.07		699	108
11.52	15.20	(d)	1.80	(e)	5.61	(e)	(0.24	)(e)	336	140

12.31	(13.82	)(d)	0.75	(e)	2.73	(e)	0.36	(e)	1,691	39	(d)
16.65	38.59		0.75		3.40		1.07		2,146	87
12.62	10.73		0.75		4.23		1.06		1,445	141
11.54	11.07		0.75		4.09		1.37		2,207	65
10.94	(0.19)		0.82		4.90		0.94		1,203	108
11.60	16.00	(d)	0.90	(e)	4.86	(e)	1.12	(e)	1,178	140

12.32	(13.78	)(d)	0.61	(e)	2.56	(e)	0.45	(e)	14	39	(d)
16.68	38.90		0.61		3.20		1.20		18	87
12.63	10.78		0.62		4.09		1.19		14	141
11.56	11.22		0.63		3.88		1.50		13	65
10.96	0.01		0.69		4.80		1.08		11	108
11.61	12.94	(d)	0.75	(e)	4.78	(e)	1.04	(e)	11	140

12.31	(13.80	)(d)	0.65	(e)	2.63	(e)	0.41	(e)	1,357	39	(d)
16.66	38.78		0.65		3.30		1.16		1,837	87
12.62	10.75		0.65		4.16		1.18		1,400	141
11.55	11.19		0.65		3.95		1.49		1,264	65
10.95	(0.10)		0.72		4.81		1.03		1,137	108
11.61	16.10	(d)	0.80	(e)	4.76	(e)	1.23	(e)	1,137	140

See Notes to Financial Statements.	137

Financial Highlights (unaudited)(concluded)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2022(c)	$16.47	$0.01	$(2.02)	(2.01)	$(0.09)	$(2.18)	$(2.27)
10/31/2021	12.51	0.11	4.52	4.63	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08	1.09	1.17	(0.11)	–	(0.11)
10/31/2019	10.90	0.11	0.96	1.07	(0.10)	(0.42)	(0.52)
10/31/2018	11.56	0.03	(0.09)	(0.06)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	0.06	1.50	1.56	–	–	–
Class R4
4/30/2022(c)	16.62	0.03	(2.06)	(2.03)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
10/31/2019	10.93	0.13	0.97	1.10	(0.08)	(0.42)	(0.50)
10/31/2018	11.58	0.10	(0.12)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class R5
4/30/2022(c)	16.66	0.03	(2.04)	(2.01)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R6
4/30/2022(c)	16.67	0.04	(2.05)	(2.01)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.17	0.96	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.11	1.50	1.61	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on January 17, 2017.
(g)	Commenced on April 4, 2017.

138	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.19	(13.98	)(d)	1.15	(e)	3.19	(e)	0.19	(e)	$ 711	39	(d)
16.47	37.85		1.15		3.78		0.70		470	87
12.51	10.25		1.15		4.67		0.68		241	141
11.45	10.63		1.15		4.46		0.98		200	65
10.90	(0.56)		1.18		5.98		0.27		165	108
11.56	15.60	(d)	1.30	(e)	5.25	(e)	0.74	(e)	12	140

12.29	(13.93	)(d)	0.90	(e)	2.95	(e)	0.50	(e)	539	39	(d)
16.62	38.39		0.90		3.54		0.92		19	87
12.60	10.51		0.90		4.41		0.92		14	141
11.53	10.89		0.90		4.18		1.24		13	65
10.93	(0.24)		0.97		5.05		0.83		12	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.93	(e)	12	140

12.31	(13.80	)(d)	0.65	(e)	2.65	(e)	0.41	(e)	14	39	(d)
16.66	38.78		0.65		3.29		1.16		19	87
12.62	10.75		0.65		4.15		1.17		14	141
11.55	11.19		0.65		3.93		1.49		13	65
10.95	(0.10)		0.72		4.80		1.03		12	108
11.61	16.10	(d)	0.80	(e)	4.74	(e)	1.25	(e)	12	140

12.32	(13.73	)(d)	0.61	(e)	2.56	(e)	0.57	(e)	982	39	(d)
16.67	38.82		0.61		3.21		1.21		1,215	87
12.63	10.87		0.62		4.09		1.21		635	141
11.56	11.13		0.63		3.88		1.56		690	65
10.96	0.01		0.63		4.62		1.12		236	108
11.61	16.10	(d)	0.75	(e)	4.72	(e)	1.30	(e)	12	140

See Notes to Financial Statements.	139

Financial Highlights (unaudited)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2022(c)	$52.70	$(0.09)	$(12.49)	$(12.58)	$(10.00)	$30.12
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
10/31/2019	29.82	(0.13)	3.57	3.44	(4.65)	28.61
10/31/2018	28.97	(0.14)	2.82	2.68	(1.83)	29.82
10/31/2017	22.42	(0.06)	6.61	6.55	–	28.97
Class C
4/30/2022(c)	47.22	(0.21)	(10.86)	(11.07)	(10.00)	26.15
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
10/31/2019	28.14	(0.31)	3.29	2.98	(4.65)	26.47
10/31/2018	27.63	(0.35)	2.69	2.34	(1.83)	28.14
10/31/2017	21.54	(0.24)	6.33	6.09	–	27.63
Class F
4/30/2022(c)	54.15	(0.05)	(12.92)	(12.97)	(10.00)	31.18
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
10/31/2019	30.21	(0.06)	3.64	3.58	(4.65)	29.14
10/31/2018	29.26	(0.07)	2.85	2.78	(1.83)	30.21
10/31/2017	22.59	(0.01)	6.68	6.67	–	29.26
Class F3
4/30/2022(c)	54.88	(0.04)	(13.13)	(13.17)	(10.00)	31.71
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.06)	2.88	2.82	(1.83)	30.45
4/4/2017 to 10/31/2017(f)	24.81	(0.03)	4.68	4.65	–	29.46
Class I
4/30/2022(c)	54.56	(0.05)	(13.05)	(13.10)	(10.00)	31.46
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
10/31/2019	30.37	(0.06)	3.66	3.60	(4.65)	29.32
10/31/2018	29.40	(0.07)	2.87	2.80	(1.83)	30.37
10/31/2017	22.69	(0.01)	6.72	6.71	–	29.40

140	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(29.46	)(d)	0.91	(e)	0.91	(e)	(0.51	)(e)	$1,868,534	81	(d)
37.77		0.89		0.89		(0.61)		2,713,887	140
60.35		0.90		0.90		(0.56)		1,920,930	93
15.32		0.93		0.93		(0.48)		1,001,973	143
9.68		0.91		0.91		(0.47)		900,405	161
29.21		0.91		0.96		(0.23)		754,101	192

(29.73	)(d)	1.66	(e)	1.66	(e)	(1.26	)(e)	701,167	81	(d)
36.75		1.64		1.64		(1.36)		1,142,002	140
59.17		1.65		1.65		(1.29)		906,259	93
14.45		1.68		1.68		(1.23)		631,400	143
8.87		1.65		1.66		(1.21)		595,344	161
28.27		1.66		1.71		(0.99)		523,008	192

(29.38	)(d)	0.65	(e)	0.75	(e)	(0.26	)(e)	2,240,956	81	(d)
38.13		0.64		0.74		(0.36)		4,331,228	140
60.72		0.65		0.75		(0.31)		2,708,762	93
15.63		0.68		0.78		(0.23)		1,444,533	143
9.94		0.66		0.76		(0.22)		1,315,881	161
29.53		0.70		0.81		(0.04)		1,103,103	192

(29.34	)(d)	0.58	(e)	0.58	(e)	(0.18	)(e)	478,665	81	(d)
38.23		0.58		0.58		(0.30)		697,858	140
60.84		0.59		0.59		(0.29)		265,851	93
15.68		0.62		0.62		(0.19)		74,378	143
10.01		0.60		0.60		(0.18)		44,379	161
18.74		0.59	(e)	0.62	(e)	(0.19	)(e)	18,841	192

(29.36	)(d)	0.66	(e)	0.66	(e)	(0.25	)(e)	1,314,131	81	(d)
38.13		0.64		0.64		(0.36)		1,282,161	140
60.72		0.65		0.65		(0.31)		1,037,283	93
15.62		0.68		0.68		(0.20)		520,195	143
9.96		0.66		0.66		(0.21)		702,389	161
29.57		0.67		0.70		(0.06)		303,795	192

See Notes to Financial Statements.	141

Financial Highlights (unaudited)(concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period

Class R2
4/30/2022(c)	$51.32	$(0.15)	$(12.08)	$(12.23)	$(10.00)	$29.09
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
10/31/2019	29.51	(0.22)	3.51	3.29	(4.65)	28.15
10/31/2018	28.78	(0.24)	2.80	2.56	(1.83)	29.51
10/31/2017	22.35	(0.15)	6.58	6.43	–	28.78
Class R3
4/30/2022(c)	51.28	(0.14)	(12.06)	(12.20)	(10.00)	29.08
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31
10/31/2019	29.43	(0.19)	3.50	3.31	(4.65)	28.09
10/31/2018	28.68	(0.21)	2.79	2.58	(1.83)	29.43
10/31/2017	22.25	(0.12)	6.55	6.43	–	28.68
Class R4
4/30/2022(c)	52.72	(0.09)	(12.50)	(12.59)	(10.00)	30.13
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
10/31/2019	29.82	(0.13)	3.58	3.45	(4.65)	28.62
10/31/2018	28.97	(0.15)	2.83	2.68	(1.83)	29.82
10/31/2017	22.42	(0.08)	6.63	6.55	–	28.97
Class R5
4/30/2022(c)	54.58	(0.05)	(13.05)	(13.10)	(10.00)	31.48
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
10/31/2019	30.38	(0.06)	3.66	3.60	(4.65)	29.33
10/31/2018	29.41	(0.07)	2.87	2.80	(1.83)	30.38
10/31/2017	22.70	– (g)	6.71	6.71	–	29.41
Class R6
4/30/2022(c)	54.88	(0.04)	(13.13)	(13.17)	(10.00)	31.71
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.05)	2.87	2.82	(1.83)	30.45
10/31/2017	22.72	(0.02)	6.76	6.74	–	29.46

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount less than $0.01.

142	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(29.59	)(d)	1.26	(e)	1.26	(e)	(0.85	)(e)	$ 2,721	81	(d)
37.32		1.24		1.24		(0.96)		3,275	140
59.75		1.25		1.25		(0.84)		1,551	93
14.94		1.28		1.28		(0.82)		1,153	143
9.31		1.26		1.26		(0.79)		1,332	161
28.77		1.26		1.30		(0.60)		1,784	192

(29.55	)(d)	1.16	(e)	1.16	(e)	(0.76	)(e)	16,517	81	(d)
37.44		1.14		1.14		(0.86)		21,928	140
59.94		1.15		1.15		(0.79)		18,790	93
15.03		1.18		1.18		(0.71)		13,610	143
9.41		1.16		1.16		(0.71)		15,206	161
28.90		1.16		1.21		(0.48)		13,261	192

(29.47	)(d)	0.91	(e)	0.91	(e)	(0.51	)(e)	13,005	81	(d)
37.79		0.89		0.89		(0.61)		18,549	140
60.33		0.90		0.90		(0.55)		12,667	93
15.35		0.93		0.93		(0.47)		6,543	143
9.68		0.91		0.91		(0.47)		6,345	161
29.21	(d)	0.92		0.95		(0.31)		4,698	192

(29.38	)(d)	0.66	(e)	0.66	(e)	(0.26	)(e)	12,814	81	(d)
38.13		0.64		0.64		(0.36)		19,722	140
60.74		0.65		0.65		(0.29)		14,216	93
15.61		0.68		0.68		(0.22)		9,344	143
9.96		0.66		0.66		(0.22)		8,598	161
29.56	(d)	0.67		0.71		(0.01)		5,810	192

(29.34	)(d)	0.58	(e)	0.58	(e)	(0.18	)(e)	131,191	81	(d)
38.23		0.58		0.58		(0.30)		181,524	140
60.84		0.60		0.60		(0.24)		65,478	93
15.68		0.62		0.62		(0.18)		36,932	143
10.01		0.60		0.60		(0.16)		25,657	161
29.67	(d)	0.59		0.62		(0.06)		20,884	192

See Notes to Financial Statements.	143

Financial Highlights (unaudited)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$21.96	$(0.02)	$(3.64)	$(3.66)	$ –	$(1.47)	$(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–
Class C
4/30/2022(c)	21.56	(0.09)	(3.56)	(3.65)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.04)	(0.51)	(0.55)	–	–	–
Class F
4/30/2022(c)	22.08	– (h)	(3.66)	(3.66)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.83	4.83	– (h)	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class F3
4/30/2022(c)	22.07	0.01	(3.66)	(3.65)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–
Class I
4/30/2022(c)	22.07	– (h)	(3.66)	(3.66)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.84	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R3
4/30/2022(c)	21.82	(0.05)	(3.61)	(3.66)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.02)	(0.51)	(0.53)	–	–	–
Class R4
4/30/2022(c)	21.95	(0.02)	(3.64)	(3.66)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–

144	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.83	(17.46	)(d)	1.03	(e)	4.02	(e)	(0.25	)(e)	$3,155	21	(d)
21.96	28.56		1.03		3.90		(0.50)		3,507	59
19.27	33.08		1.03		6.30		(0.34)		2,022	114
14.48	(3.47	)(d)	1.03	(e)	9.00	(e)	(0.36	)(e)	906	16	(d)

16.44	(17.76	)(d)	1.78	(e)	4.77	(e)	(1.01	)(e)	620	21	(d)
21.56	27.57		1.78		4.62		(1.25)		786	59
19.09	32.11		1.78		7.05		(1.11)		328	114
14.45	(3.67	)(d)	1.78	(e)	9.84	(e)	(1.17	)(e)	129	16	(d)

16.95	(17.37	)(d)	0.78	(e)	3.88	(e)	0.02	(e)	510	21	(d)
22.08	28.88		0.78		3.63		(0.23)		587	59
19.32	33.34		0.78		5.73		–	(i)	109	114
14.49	(3.40	)(d)	0.78	(e)	8.95	(e)	(0.16	)(e)	483	16	(d)

16.95	(17.33	)(d)	0.69	(e)	3.63	(e)	0.07	(e)	31	21	(d)
22.07	28.91		0.71		3.55		(0.18)		40	59
19.33	33.49		0.70		5.37		0.11		35	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	483	16	(d)

16.94	(17.37	)(d)	0.78	(e)	3.77	(e)	(0.01	)(e)	15	21	(d)
22.07	28.82		0.78		3.66		(0.25)		20	59
19.32	33.40		0.78		5.53		0.02		17	114
14.49	(3.40	)(d)	0.78	(e)	8.85	(e)	(0.16	)(e)	106	16	(d)

16.69	(17.59	)(d)	1.28	(e)	4.26	(e)	(0.51	)(e)	11	21	(d)
21.82	28.19		1.28		4.17		(0.75)		15	59
19.21	32.76		1.28		6.53		(0.57)		13	114
14.47	(3.53	)(d)	1.28	(e)	9.36	(e)	(0.64	)(e)	10	16	(d)

16.82	(17.48	)(d)	1.03	(e)	3.99	(e)	(0.23	)(e)	11	21	(d)
21.95	28.50		1.03		3.92		(0.50)		15	59
19.27	33.08		1.03		6.27		(0.31)		13	114
14.48	(3.47	)(d)	1.03	(e)	9.12	(e)	(0.40	)(e)	10	16	(d)

See Notes to Financial Statements.	145

Financial Highlights (unaudited)(concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
4/30/2022(c)	$22.07	$ – (h)	$(3.66)	$(3.66)	$ –	$(1.47)	$(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
10/31/2020	14.49	(0.01)	4.85	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R6
4/30/2022(c)	22.08	0.01	(3.66)	(3.65)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(g)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(h)	Amount less than $0.01.
(i)	Amount is less than 0.01%.

146	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.94	(17.37	)(d)	0.78	(e)	3.73	(e)	0.03	(e)	$ 11	21	(d)
22.07	28.86		0.78		3.67		(0.24)		15	59
19.32	33.39		0.78		6.02		(0.06)		13	114
14.49	(3.40	)(d)	0.78	(e)	8.83	(e)	(0.16	)(e)	10	16	(d)

16.96	(17.32	)(d)	0.69	(e)	3.62	(e)	0.08	(e)	2,117	21	(d)
22.08	28.89		0.70		3.48		(0.17)		2,851	59
19.34	33.56		0.70		5.83		0.07		1,188	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	484	16	(d)

See Notes to Financial Statements.	147

Financial Highlights (unaudited)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$17.67	$0.08	$(2.56)	$(2.48)	$(0.22)	$(1.75)	$(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	–	(0.20)
10/31/2019	12.18	0.18	1.08	1.26	(0.25)	–	(0.25)
10/31/2018	14.10	0.19	(1.83)	(1.64)	(0.28)	–	(0.28)
10/31/2017	12.03	0.18	2.15	2.33	(0.26)	–	(0.26)
Class C
4/30/2022(c)	17.54	0.02	(2.55)	(2.53)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	–	(0.09)
10/31/2019	12.02	0.08	1.08	1.16	(0.10)	–	(0.10)
10/31/2018	13.92	0.09	(1.82)	(1.73)	(0.17)	–	(0.17)
10/31/2017	11.86	0.09	2.13	2.22	(0.16)	–	(0.16)
Class F
4/30/2022(c)	17.61	0.07	(2.52)	(2.45)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	–	(0.22)
10/31/2019	12.12	0.20	1.08	1.28	(0.27)	–	(0.27)
10/31/2018	14.02	0.22	(1.82)	(1.60)	(0.30)	–	(0.30)
10/31/2017	11.96	0.22	2.12	2.34	(0.28)	–	(0.28)
Class F3
4/30/2022(c)	17.92	0.11	(2.60)	(2.49)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.11	1.33	(0.29)	–	(0.29)
10/31/2018	14.25	0.24	(1.86)	(1.62)	(0.31)	–	(0.31)
4/4/2017 to 10/31/2017(f)	12.34	0.05	1.86	1.91	–	–	–
Class I
4/30/2022(c)	17.88	0.10	(2.59)	(2.49)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.30	0.23	1.08	1.31	(0.28)	–	(0.28)
10/31/2018	14.23	0.25	(1.87)	(1.62)	(0.31)	–	(0.31)
10/31/2017	12.13	0.24	2.16	2.40	(0.30)	–	(0.30)

148	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.22	(15.45	)(d)	1.17	(e)	1.19	(e)	1.01	(e)	$156,350	45	(d)
17.67	33.15		1.17		1.19		1.04		193,680	58
13.41	3.23		1.17		1.21		0.90		154,161	77
13.19	10.64		1.17		1.17		1.43		178,701	88
12.18	(11.91)		1.15		1.16		1.34		194,360	124
14.10	19.80		1.12		1.22		1.43		241,626	163

13.19	(15.72	)(d)	1.92	(e)	1.94	(e)	0.24	(e)	5,935	45	(d)
17.54	32.20		1.92		1.94		0.28		7,622	58
13.31	2.27		1.92		2.00		0.17		6,676	77
13.08	9.88		1.92		1.92		0.68		10,652	88
12.02	(12.59)		1.90		1.92		0.65		12,821	124
13.92	19.02		1.85		1.95		0.71		25,687	163

13.16	(15.34	)(d)	0.96	(e)	1.04	(e)	0.94	(e)	13,020	45	(d)
17.61	33.43		0.96		1.04		1.30		24,909	58
13.36	3.39		0.96		1.03		0.77		10,435	77
13.13	10.90		0.96		1.02		1.64		48,782	88
12.12	(11.77)		0.92		1.01		1.63		58,347	124
14.02	20.17		0.87		1.06		1.71		63,479	163

13.42	(15.27	)(d)	0.84	(e)	0.85	(e)	1.48	(e)	6,316	45	(d)
17.92	33.57		0.84		0.86		1.38		5,928	58
13.59	3.53		0.84		0.86		1.23		4,489	77
13.36	11.13		0.84		0.85		1.76		4,527	88
12.32	(11.62)		0.78		0.85		1.73		5,083	124
14.25	15.48	(d)	0.68	(e)	0.91	(e)	0.65	(e)	5,847	163

13.38	(15.32	)(d)	0.86	(e)	0.94	(e)	1.33	(e)	143,871	45	(d)
17.88	33.55		0.86		0.94		1.24		170,044	58
13.56	3.52		0.86		0.94		1.20		179,796	77
13.33	11.04		0.86		0.92		1.82		198,368	88
12.30	(11.65)		0.82		0.91		1.78		277,141	124
14.23	20.26		0.77		0.96		1.87		292,598	163

See Notes to Financial Statements.	149

Financial Highlights (unaudited) (continued)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2022(c)	$17.69	$0.06	$(2.56)	$(2.50)	$(0.18)	$(1.75)	$(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	–	(0.17)
10/31/2019	12.17	0.16	1.09	1.25	(0.22)	–	(0.22)
10/31/2018	14.10	0.14	(1.82)	(1.68)	(0.25)	–	(0.25)
10/31/2017	12.03	0.15	2.16	2.31	(0.24)	–	(0.24)
Class R2
4/30/2022(c)	17.67	0.05	(2.57)	(2.52)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	–	(0.16)
10/31/2019	12.13	0.14	1.08	1.22	(0.18)	–	(0.18)
10/31/2018	14.05	0.13	(1.83)	(1.70)	(0.22)	–	(0.22)
10/31/2017	11.99	0.16	2.12	2.28	(0.22)	–	(0.22)
Class R3
4/30/2022(c)	17.38	0.06	(2.51)	(2.45)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	–	(0.16)
10/31/2019	11.98	0.15	1.06	1.21	(0.21)	–	(0.21)
10/31/2018	13.87	0.14	(1.79)	(1.65)	(0.24)	–	(0.24)
10/31/2017	11.84	0.15	2.12	2.27	(0.24)	–	(0.24)
Class R4
4/30/2022(c)	17.58	0.08	(2.55)	(2.47)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	–	(0.20)
10/31/2019	12.13	0.18	1.09	1.27	(0.26)	–	(0.26)
10/31/2018	14.07	0.19	(1.83)	(1.64)	(0.30)	–	(0.30)
10/31/2017	12.00	0.17	2.16	2.33	(0.26)	–	(0.26)
Class R5
4/30/2022(c)	17.78	0.05	(2.52)	(2.47)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	–	(0.23)
10/31/2019	12.26	0.21	1.08	1.29	(0.28)	–	(0.28)
10/31/2018	14.19	0.22	(1.84)	(1.62)	(0.31)	–	(0.31)
10/31/2017	12.11	0.16	2.21	2.37	(0.29)	–	(0.29)

150	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.26	(15.51	)(d)	1.34	(e)	1.36	(e)	0.85	(e)	$11	45	(d)
17.69	32.90		1.37		1.39		0.53		13	58
13.42	2.96		1.37		1.40		0.72		38	77
13.20	10.50		1.37		1.37		1.25		42	88
12.17	(12.14)		1.35		1.36		1.02		40	124
14.10	19.59		1.32		1.42		1.19		89	163

13.25	(15.60	)(d)	1.52	(e)	1.54	(e)	0.68	(e)	156	45	(d)
17.67	32.70		1.52		1.54		0.70		178	58
13.39	2.86		1.52		1.54		0.46		137	77
13.17	10.32		1.52		1.52		1.09		451	88
12.13	(12.28)		1.50		1.52		0.93		375	124
14.05	19.40		1.47		1.56		1.22		679	163

13.01	(15.48	)(d)	1.42	(e)	1.44	(e)	0.75	(e)	5,026	45	(d)
17.38	32.81		1.42		1.44		0.80		6,114	58
13.20	2.92		1.42		1.46		0.67		5,354	77
12.98	10.39		1.42		1.42		1.21		7,208	88
11.98	(12.18)		1.40		1.41		1.05		8,954	124
13.87	19.63		1.34		1.44		1.23		12,674	163

13.15	(15.41	)(d)	1.17	(e)	1.19	(e)	1.04	(e)	1,434	45	(d)
17.58	33.11		1.17		1.19		1.06		1,685	58
13.35	3.17		1.17		1.20		0.90		1,165	77
13.14	10.77		1.17		1.17		1.46		1,180	88
12.13	(11.96)		1.15		1.16		1.36		948	124
14.07	19.92		1.10		1.18		1.25		582	163

13.30	(15.30	)(d)	0.92	(e)	0.93	(e)	0.58	(e)	22	45	(d)
17.78	33.50		0.92		0.94		1.30		81	58
13.50	3.39		0.92		0.94		1.18		64	77
13.27	11.00		0.92		0.92		1.68		81	88
12.26	(11.68)		0.90		0.91		1.61		69	124
14.19	20.10		0.87		0.94		1.21		71	163

See Notes to Financial Statements.	151

Financial Highlights (unaudited)(concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2022(c)	$17.91	$0.10	$(2.59)	$(2.49)	$(0.26)	$(1.75)	$(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.10	1.32	(0.29)	–	(0.29)
10/31/2018	14.24	0.24	(1.85)	(1.61)	(0.31)	–	(0.31)
10/31/2017	12.14	0.26	2.14	2.40	(0.30)	–	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

152	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.41	(15.28	)(d)	0.84	(e)	0.85	(e)	1.35	(e)	$3,278	45	(d)
17.91	33.60		0.84		0.86		1.36		4,180	58
13.58	3.53		0.84		0.86		1.23		2,143	77
13.35	11.04		0.84		0.85		1.78		2,489	88
12.32	(11.62)		0.78		0.85		1.73		2,667	124
14.24	20.35		0.70		0.86		2.04		3,074	163

See Notes to Financial Statements.	153

Financial Highlights (unaudited)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$21.36	$0.05	$(3.59)	$(3.54)	$(0.48)	$ –	$(0.48)
10/31/2021	15.69	0.20	5.47	5.67	–	–	–
10/31/2020	16.02	0.06	(0.18)	(0.12)	(0.21)	–	(0.21)
10/31/2019	16.84	0.16	0.77	0.93	(0.17)	(1.58)	(1.75)
10/31/2018	20.88	0.14	(3.28)	(3.14)	(0.17)	(0.73)	(0.90)
10/31/2017	16.13	0.09	4.77	4.86	(0.11)	–	(0.11)
Class C
4/30/2022(c)	19.57	(0.03)	(3.29)	(3.32)	(0.32)	–	(0.32)
10/31/2021	14.47	0.04	5.06	5.10	–	–	–
10/31/2020	14.78	(0.05)	(0.19)	(0.24)	(0.07)	–	(0.07)
10/31/2019	15.61	0.04	0.71	0.75	– (f)	(1.58)	(1.58)
10/31/2018	19.46	– (f)	(3.05)	(3.05)	(0.07)	(0.73)	(0.80)
10/31/2017	15.03	(0.04)	4.47	4.43	–	–	–
Class F
4/30/2022(c)	21.19	0.06	(3.56)	(3.50)	(0.51)	–	(0.51)
10/31/2021	15.53	0.23	5.43	5.66	–	–	–
10/31/2020	15.86	0.07	(0.17)	(0.10)	(0.23)	–	(0.23)
10/31/2019	16.70	0.18	0.76	0.94	(0.20)	(1.58)	(1.78)
10/31/2018	20.70	0.18	(3.25)	(3.07)	(0.20)	(0.73)	(0.93)
10/31/2017	16.00	0.11	4.73	4.84	(0.14)	–	(0.14)
Class F3
4/30/2022(c)	22.22	0.09	(3.74)	(3.65)	(0.54)	–	(0.54)
10/31/2021	16.26	0.29	5.67	5.96	–	–	–
10/31/2020	16.59	0.12	(0.20)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.38	0.22	0.80	1.02	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.23	(3.39)	(3.16)	(0.22)	(0.73)	(0.95)
4/4/2017 to 10/31/2017(h)	17.75	(0.02)	3.76	3.74	–	–	–
Class I
4/30/2022(c)	22.08	0.07	(3.70)	(3.63)	(0.53)	–	(0.53)
10/31/2021	16.17	0.26	5.65	5.91	–	–	–
10/31/2020	16.51	0.10	(0.19)	(0.09)	(0.25)	–	(0.25)
10/31/2019	17.32	0.21	0.79	1.00	(0.23)	(1.58)	(1.81)
10/31/2018	21.44	0.19	(3.37)	(3.18)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.14	4.90	5.04	(0.16)	–	(0.16)

154	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.34	(16.80	)(d)	1.21	(e)	1.23	(e)	0.49	(e)	$106,326	37	(d)
21.36	36.14		1.19		1.21		1.00		130,088	74
15.69	(0.84)		1.21		1.24		0.41		96,338	55
16.02	7.05		1.25		1.25		1.04		126,700	58
16.84	(15.72)		1.20		1.20		0.73		172,940	81
20.88	30.38		1.23		1.23		0.50		190,861	76

15.93	(17.15	)(d)	1.96	(e)	1.98	(e)	(0.31	)(e)	10,429	37	(d)
19.57	35.25		1.95		1.96		0.22		14,488	74
14.47	(1.63)		1.97		1.99		(0.38)		12,840	55
14.78	6.23		2.00		2.00		0.29		22,450	58
15.61	(16.34)		1.95		1.95		–	(g)	33,874	81
19.46	29.47		1.97		1.97		(0.26)		39,434	76

17.18	(16.72	)(d)	1.06	(e)	1.08	(e)	0.58	(e)	34,480	37	(d)
21.19	36.38		1.05		1.06		1.13		54,601	74
15.53	(0.72)		1.07		1.09		0.44		43,222	55
15.86	7.19		1.09		1.09		1.20		91,019	58
16.70	(15.58)		1.05		1.05		0.91		206,400	81
20.70	30.59		1.07		1.07		0.58		264,221	76

18.03	(16.69	)(d)	0.88	(e)	0.90	(e)	0.87	(e)	28,948	37	(d)
22.22	36.65		0.86		0.88		1.36		30,504	74
16.26	(0.54)		0.89		0.91		0.75		17,579	55
16.59	7.43		0.91		0.91		1.40		19,153	58
17.38	(15.46)		0.87		0.87		1.11		22,158	81
21.49	21.13	(d)	0.89	(e)	0.89	(e)	(0.15	)(e)	18,095	76

17.92	(16.72	)(d)	0.96	(e)	0.98	(e)	0.75	(e)	164,411	37	(d)
22.08	36.55		0.95		0.96		1.24		193,183	74
16.17	(0.62)		0.97		0.99		0.66		146,416	55
16.51	7.24		1.00		1.00		1.32		221,455	58
17.32	(15.46)		0.95		0.95		0.94		235,952	81
21.44	30.74		0.99		0.99		0.76		249,331	76

See Notes to Financial Statements.	155

Financial Highlights (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2022(c)	$21.89	$0.03	$(3.68)	$(3.65)	$(0.43)	$ –	$(0.43)
10/31/2021	16.10	0.17	5.62	5.79	–	–	–
10/31/2020	16.43	0.05	(0.22)	(0.17)	(0.16)	–	(0.16)
10/31/2019	17.18	0.14	0.79	0.93	(0.10)	(1.58)	(1.68)
10/31/2018	21.26	0.10	(3.33)	(3.23)	(0.12)	(0.73)	(0.85)
10/31/2017	16.40	0.04	4.88	4.92	(0.06)	–	(0.06)
Class R2
4/30/2022(c)	20.89	0.01	(3.51)	(3.50)	(0.39)	–	(0.39)
10/31/2021	15.39	0.12	5.38	5.50	–	–	–
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	–	(0.14)
10/31/2019	16.54	0.11	0.75	0.86	(0.10)	(1.58)	(1.68)
10/31/2018	20.53	0.06	(3.21)	(3.15)	(0.11)	(0.73)	(0.84)
10/31/2017	15.89	0.04	4.69	4.73	(0.09)	–	(0.09)
Class R3
4/30/2022(c)	20.82	0.02	(3.51)	(3.49)	(0.35)	–	(0.35)
10/31/2021	15.32	0.10	5.40	5.50	–	–	–
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	–	(0.15)
10/31/2019	16.53	0.09	0.77	0.86	(0.17)	(1.58)	(1.75)
10/31/2018	20.49	0.10	(3.21)	(3.11)	(0.12)	(0.73)	(0.85)
10/31/2017	15.85	0.02	4.71	4.73	(0.09)	–	(0.09)
Class R4
4/30/2022(c)	21.26	0.05	(3.57)	(3.52)	(0.48)	–	(0.48)
10/31/2021	15.61	0.18	5.47	5.65	–	–	–
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	–	(0.22)
10/31/2019	16.79	0.14	0.78	0.92	(0.18)	(1.58)	(1.76)
10/31/2018	20.82	0.16	(3.28)	(3.12)	(0.18)	(0.73)	(0.91)
10/31/2017	16.11	0.10	4.75	4.85	(0.14)	–	(0.14)
Class R5
4/30/2022(c)	22.07	0.07	(3.70)	(3.63)	(0.53)	–	(0.53)
10/31/2021	16.17	0.14	5.76	5.90	–	–	–
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.32	0.16	0.83	0.99	(0.23)	(1.58)	(1.81)
10/31/2018	21.43	0.21	(3.38)	(3.17)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.15	4.88	5.03	(0.16)	–	(0.16)

156	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.81	(16.92	)(d)	1.41	(e)	1.43	(e)	0.33	(e)	$ 128	37	(d)
21.89	35.96		1.39		1.41		0.80		140	74
16.10	(1.08)		1.41		1.43		0.30		119	55
16.43	6.80		1.45		1.45		0.91		96	58
17.18	(15.87)		1.40		1.40		0.50		132	81
21.26	30.12		1.45		1.45		0.23		229	76

17.00	(16.98	)(d)	1.56	(e)	1.58	(e)	0.11	(e)	2,195	37	(d)
20.89	35.74		1.55		1.56		0.63		2,771	74
15.39	(1.24)		1.57		1.59		0.06		2,522	55
15.72	6.67		1.60		1.60		0.72		3,318	58
16.54	(16.00)		1.55		1.55		0.32		3,476	81
20.53	29.96		1.57		1.57		0.21		5,228	76

16.98	(16.92	)(d)	1.46	(e)	1.48	(e)	0.23	(e)	5,239	37	(d)
20.82	35.90		1.45		1.47		0.51		6,838	74
15.32	(1.17)		1.46		1.49		0.10		15,313	55
15.64	6.77		1.50		1.50		0.58		19,568	58
16.53	(15.87)		1.46		1.46		0.54		35,677	81
20.49	30.07		1.47		1.47		0.14		9,828	76

17.26	(16.83	)(d)	1.21	(e)	1.23	(e)	0.48	(e)	2,309	37	(d)
21.26	36.19		1.20		1.22		0.91		2,869	74
15.61	(0.90)		1.21		1.24		0.44		4,889	55
15.95	7.06		1.25		1.25		0.93		6,293	58
16.79	(15.70)		1.20		1.20		0.80		5,606	81
20.82	30.43		1.23		1.23		0.55		3,334	76

17.91	(16.70	)(d)	0.96	(e)	0.98	(e)	0.73	(e)	2,559	37	(d)
22.07	36.49		0.95		0.97		0.70		3,283	74
16.17	(0.56)		0.96		0.99		0.47		15,842	55
16.50	7.25		1.00		1.00		1.00		17,765	58
17.32	(15.47)		0.97		0.97		1.06		39,621	81
21.43	30.69		0.98		0.98		0.79		4,121	76

See Notes to Financial Statements.	157

Financial Highlights (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2022(c)	$22.22	$0.08	$(3.73)	$(3.65)	$(0.54)	$ –	$(0.54)
10/31/2021	16.26	0.24	5.72	5.96	–	–	–
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.39	0.21	0.80	1.01	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.21	(3.36)	(3.15)	(0.22)	(0.73)	(0.95)
10/31/2017	16.60	0.20	4.85	5.05	(0.16)	–	(0.16)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.

158	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.03	(16.69	)(d)	0.88	(e)	0.90	(e)	0.82	(e)	$19,698	37	(d)
22.22	36.65		0.87		0.89		1.14		25,184	74
16.26	(0.54)		0.89		0.91		0.72		31,986	55
16.59	7.37		0.91		0.91		1.30		33,183	58
17.39	(15.41)		0.87		0.87		1.04		34,281	81
21.49	30.85		0.90		0.90		1.03		17,212	76

See Notes to Financial Statements.	159

Financial Highlights (unaudited)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2022(c)	$8.00	$0.12	$(0.67)	$(0.55)	$(0.14)	$7.31
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
10/31/2019	6.73	0.20	0.26	0.46	(0.21)	6.98
10/31/2018	7.63	0.22	(0.89)	(0.67)	(0.23)	6.73
10/31/2017	6.71	0.22	0.95	1.17	(0.25)	7.63
Class C
4/30/2022(c)	7.93	0.09	(0.66)	(0.57)	(0.11)	7.25
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
10/31/2019	6.67	0.15	0.25	0.40	(0.15)	6.92
10/31/2018	7.56	0.16	(0.88)	(0.72)	(0.17)	6.67
10/31/2017	6.66	0.17	0.92	1.09	(0.19)	7.56
Class F
4/30/2022(c)	8.04	0.13	(0.67)	(0.54)	(0.15)	7.35
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
10/31/2019	6.76	0.21	0.26	0.47	(0.22)	7.01
10/31/2018	7.66	0.23	(0.89)	(0.66)	(0.24)	6.76
10/31/2017	6.73	0.24	0.95	1.19	(0.26)	7.66
Class F3
4/30/2022(c)	8.06	0.14	(0.68)	(0.54)	(0.15)	7.37
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77
4/4/2017 to 10/31/2017(f)	7.03	(0.01)	0.79	0.78	(0.14)	7.67
Class I
4/30/2022(c)	8.06	0.14	(0.68)	(0.54)	(0.15)	7.37
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
10/31/2019	6.77	0.23	0.25	0.48	(0.22)	7.03
10/31/2018	7.68	0.23	(0.89)	(0.66)	(0.25)	6.77
10/31/2017	6.75	0.25	0.94	1.19	(0.26)	7.68

160	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net Investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(6.95	)(d)	1.12	(e)	1.13	(e)	3.84	(e)	$221,472	37	(d)
36.44		1.12		1.14		2.73		242,422	61
(11.89)		1.12		1.18		1.91		186,426	71
6.91		1.12		1.16		2.97		256,381	62
(9.05)		1.12		1.14		2.85		290,289	74
17.68		1.12		1.14		3.15		367,465	61

(7.27	)(d)	1.87	(e)	1.88	(e)	3.03	(e)	8,027	37	(d)
35.37		1.87		1.89		1.88		10,707	61
(12.58)		1.87		1.93		1.09		13,027	71
6.12		1.87		1.91		2.17		32,274	62
(9.71)		1.87		1.89		2.07		45,888	74
16.60		1.87		1.89		2.41		68,558	61

(6.97	)(d)	0.92	(e)	0.98	(e)	4.03	(e)	16,933	37	(d)
36.78		0.92		0.99		2.93		29,094	61
(11.69)		0.92		1.03		2.06		23,560	71
7.04		0.92		1.01		3.10		37,857	62
(8.87)		0.91		0.99		3.06		54,167	74
17.96		0.91		0.99		3.37		95,299	61

(6.78	)(d)	0.79	(e)	0.82	(e)	4.19	(e)	24,847	37	(d)
36.87		0.79		0.83		3.06		25,103	61
(11.57)		0.80		0.85		2.24		18,311	71
7.15		0.81		0.84		3.28		24,764	62
(8.76)		0.82		0.83		3.21		26,911	74
11.16	(d)	0.77	(e)	0.83	(e)	(0.19	)(e)	27,215	61

(6.79	)(d)	0.82	(e)	0.87	(e)	4.14	(e)	318,767	37	(d)
36.86		0.82		0.89		3.14		334,988	61
(11.71)		0.82		0.93		2.26		197,616	71
7.29		0.82		0.91		3.35		219,764	62
(8.89)		0.81		0.89		3.05		310,984	74
18.02		0.81		0.89		3.48		471,341	61

See Notes to Financial Statements.	161

Financial Highlights (unaudited)(concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2022(c)	$8.21	$0.11	$(0.69)	$(0.58)	$(0.13)	$7.50
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
10/31/2019	6.88	0.18	0.26	0.44	(0.18)	7.14
10/31/2018	7.80	0.18	(0.90)	(0.72)	(0.20)	6.88
10/31/2017	6.86	0.21	0.95	1.16	(0.22)	7.80
Class R3
4/30/2022(c)	8.09	0.11	(0.67)	(0.56)	(0.13)	7.40
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10
10/31/2019	6.80	0.18	0.26	0.44	(0.19)	7.05
10/31/2018	7.71	0.19	(0.89)	(0.70)	(0.21)	6.80
10/31/2017	6.78	0.21	0.95	1.16	(0.23)	7.71
Class R4
4/30/2022(c)	7.98	0.13	(0.68)	(0.55)	(0.14)	7.29
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
10/31/2019	6.72	0.20	0.26	0.46	(0.21)	6.97
10/31/2018	7.62	0.20	(0.87)	(0.67)	(0.23)	6.72
10/31/2017	6.71	0.21	0.95	1.16	(0.25)	7.62
Class R5
4/30/2022(c)	8.03	0.12	(0.66)	(0.54)	(0.15)	7.34
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
10/31/2019	6.76	0.23	0.25	0.48	(0.23)	7.01
10/31/2018	7.66	0.24	(0.89)	(0.65)	(0.25)	6.76
10/31/2017	6.74	0.24	0.94	1.18	(0.26)	7.66
Class R6
4/30/2022(c)	8.06	0.14	(0.68)	(0.54)	(0.15)	7.37
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77
10/31/2017	6.75	0.26	0.92	1.18	(0.26)	7.67

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

162	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(7.14	)(d)	1.47	(e)	1.48	(e)	3.51	(e)	$42	37	(d)
36.04		1.47		1.49		2.37		27	61
(12.47)		1.47		1.55		0.99		20	71
6.54		1.47		1.51		2.64		449	62
(9.44)		1.47		1.49		2.35		369	74
17.17		1.47		1.49		2.93		592	61

(6.98	)(d)	1.37	(e)	1.37	(e)	3.54	(e)	7,460	37	(d)
36.00		1.37		1.39		2.50		6,840	61
(12.00)		1.37		1.43		1.69		5,394	71
6.56		1.37		1.41		2.70		7,029	62
(9.35)		1.37		1.39		2.41		7,801	74
17.35		1.37		1.39		2.90		12,888	61

(6.97	)(d)	1.12	(e)	1.12	(e)	3.93	(e)	155	37	(d)
36.35		1.12		1.14		2.98		153	61
(11.90)		1.12		1.17		2.05		36	71
6.92		1.12		1.17		2.99		36	62
(9.06)		1.12		1.13		2.67		40	74
17.60		1.11		1.11		2.85		38	61

(6.81	)(d)	0.84	(e)	0.85	(e)	3.77	(e)	11	37	(d)
36.82		0.87		0.88		3.09		15	61
(11.74)		0.87		0.91		2.20		9	71
7.16		0.87		0.89		3.36		10	62
(8.78)		0.86		0.86		3.12		10	74
17.90		0.87		0.86		3.39		11	61

(6.78	)(d)	0.79	(e)	0.82	(e)	4.22	(e)	1,654	37	(d)
36.87		0.79		0.83		3.06		1,375	61
(11.57)		0.80		0.85		2.17		952	71
7.15		0.81		0.84		3.22		1,507	62
(8.76)		0.82		0.83		3.17		1,758	74
17.88		0.81		0.83		3.45		2,229	61

See Notes to Financial Statements.	163

Financial Highlights (unaudited)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2022(c)	$19.36	$(0.06)	$(6.06)	$(6.12)	$–	$13.24
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
10/31/2019	18.05	(0.21)	0.98	0.77	(4.99)	13.83
10/31/2018	18.26	(0.26)	2.75	2.49	(2.70)	18.05
10/31/2017	13.09	(0.21)	5.38	5.17	–	18.26
Class C
4/30/2022(c)	23.49	(0.15)	(7.33)	(7.48)	–	16.01
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
8/28/2020 to 10/31/2020(f)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
4/30/2022(c)	23.77	(0.06)	(7.43)	(7.49)	–	16.28
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
8/28/2020 to 10/31/2020(f)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
4/30/2022(c)	23.77	(0.05)	(7.44)	(7.49)	–	16.28
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47
10/31/2019	19.84	(0.24)	1.16	0.92	(4.99)	15.77
10/31/2018	19.80	(0.29)	3.03	2.74	(2.70)	19.84
10/31/2017	14.20	(0.23)	5.83	5.60	–	19.80

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on August 28, 2020.

164	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(31.61	)(d)	1.39	(e)	1.40	(e)	(0.79	)(e)	$36,839	41	(d)
47.12		1.36		1.37		(1.29)		61,063	102
51.19		1.56		1.56		(1.32)		11,747	115
8.33		1.66		1.66		(1.48)		12,590	94
16.32		1.63		1.63		(1.43)		11,616	73
39.39		1.67		1.67		(1.36)		9,893	105

(31.84	)(d)	2.15	(e)	2.15	(e)	(1.55	)(e)	7,825	41	(d)
46.03		2.12		2.13		(2.05)		13,532	102
1.29	(d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

(31.51	)(d)	1.14	(e)	1.25	(e)	(0.56	)(e)	85,214	41	(d)
47.39		1.12		1.22		(1.05)		167,300	102
1.49	(d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

(31.51	)(d)	1.14	(e)	1.15	(e)	(0.52	)(e)	110,389	41	(d)
47.39		1.11		1.12		(1.03)		155,420	102
51.47		1.44		1.45		(1.19)		90,725	115
8.34		1.66		1.66		(1.48)		119,822	94
16.31		1.63		1.63		(1.43)		133,719	73
39.44		1.67		1.67		(1.36)		139,068	105

See Notes to Financial Statements.	165

Financial Highlights (unaudited)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2022(c)	$23.70	$0.04	$(2.91)	$(2.87)	$ –	$(2.88)	$(2.88)
10/31/2021	16.98	0.01	7.76	7.77	(0.05)	(1.00)	(1.05)
10/31/2020	18.62	0.05	0.39	0.44	(0.07)	(2.01)	(2.08)
10/31/2019	19.50	0.05	0.84	0.89	(0.01)	(1.76)	(1.77)
10/31/2018	20.80	0.01	(0.06)	(0.05)	–	(1.25)	(1.25)
10/31/2017	18.95	0.03	2.95	2.98	–	(1.13)	(1.13)
Class C
4/30/2022(c)	19.92	(0.03)	(2.36)	(2.39)	–	(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58	6.45	–	(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32	0.26	–	(2.01)	(2.01)
10/31/2019	17.32	(0.07)	0.73	0.66	–	(1.76)	(1.76)
10/31/2018	18.75	(0.12)	(0.06)	(0.18)	–	(1.25)	(1.25)
10/31/2017	17.31	(0.11)	2.68	2.57	–	(1.13)	(1.13)
Class F
4/30/2022(c)	24.37	0.05	(3.00)	(2.95)	(0.03)	(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98	8.02	(0.07)	(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39	0.46	(0.09)	(2.01)	(2.10)
10/31/2019	19.92	0.08	0.86	0.94	(0.04)	(1.76)	(1.80)
10/31/2018	21.18	0.04	(0.04)	–	(0.01)	(1.25)	(1.26)
10/31/2017	19.28	0.05	3.00	3.05	(0.02)	(1.13)	(1.15)
Class F3
4/30/2022(c)	25.16	0.08	(3.11)	(3.03)	(0.06)	(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41	0.52	(0.12)	(2.01)	(2.13)
10/31/2019	20.38	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.05)	0.03	(0.05)	(1.25)	(1.30)
4/4/2017 to 10/31/2017(f)	20.25	(0.03)	1.43	1.40	–	–	–
Class I
4/30/2022(c)	24.95	0.07	(3.09)	(3.02)	(0.05)	(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16	8.22	(0.09)	(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.29	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.06	(0.06)	–	(0.05)	(1.25)	(1.30)
10/31/2017	19.62	0.08	3.06	3.14	(0.04)	(1.13)	(1.17)

166	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.95	(14.14	)(d)	1.15	(e)	1.15	(e)	0.38	(e)	$ 707,331	25	(d)
23.70	47.52		1.15		1.15		0.04		851,298	56
16.98	2.35		1.18		1.18		0.29		625,448	36
18.62	5.22		1.18		1.18		0.29		775,746	51
19.50	(0.28)		1.11		1.11		0.06		922,813	54
20.80	16.23		1.15		1.15		0.14		1,028,166	57

14.65	(14.44	)(d)	1.90	(e)	1.90	(e)	(0.37	)(e)	55,014	25	(d)
19.92	46.42		1.90		1.90		(0.70)		76,310	56
14.47	1.57		1.93		1.93		(0.45)		63,709	36
16.22	4.48		1.93		1.93		(0.46)		142,020	51
17.32	(1.05)		1.87		1.87		(0.69)		225,551	54
18.75	15.35		1.89		1.89		(0.61)		335,148	57

18.51	(14.09	)(d)	1.00	(e)	1.00	(e)	0.53	(e)	134,884	25	(d)
24.37	47.76		1.00		1.00		0.19		189,251	56
17.42	2.50		1.03		1.03		0.44		138,870	36
19.06	5.38		1.03		1.03		0.45		210,350	51
19.92	(0.03)		0.97		0.97		0.22		390,627	54
21.18	16.34		1.00		1.00		0.27		807,684	57

19.19	(13.99	)(d)	0.81	(e)	0.81	(e)	0.71	(e)	213,264	25	(d)
25.16	48.05		0.81		0.81		0.38		255,539	56
17.95	2.69		0.83		0.83		0.64		200,055	36
19.56	5.61		0.83		0.83		0.64		260,948	51
20.38	0.13		0.78		0.78		0.39		331,176	54
21.65	6.91	(d)	0.79	(e)	0.79	(e)	(0.25	)(e)	315,394	57

19.00	(14.04	)(d)	0.90	(e)	0.90	(e)	0.63	(e)	230,636	25	(d)
24.95	47.93		0.89		0.89		0.28		412,964	56
17.82	2.58		0.93		0.93		0.54		218,137	36
19.45	5.51		0.93		0.93		0.54		292,610	51
20.29	(0.02)		0.86		0.86		0.30		450,720	54
21.59	16.51		0.90		0.90		0.41		397,265	57

See Notes to Financial Statements.	167

Financial Highlights (unaudited)(continued)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2022(c)	$23.08	$ 0.02	$(2.82)	$(2.80)	$ –	$(2.88)	$(2.88)
10/31/2021	16.55	(0.03)	7.56	7.53	– (g)	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37	0.39	(0.03)	(2.01)	(2.04)
10/31/2019	19.13	0.01	0.82	0.83	–	(1.76)	(1.76)
10/31/2018	20.46	(0.03)	(0.05)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.70	(0.01)	2.90	2.89	–	(1.13)	(1.13)
Class R2
4/30/2022(c)	22.37	– (g)	(2.71)	(2.71)	–	(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34	7.28	–	(1.00)	(1.00)
10/31/2020	17.75	(0.01)	0.37	0.36	(0.01)	(2.01)	(2.02)
10/31/2019	18.72	(0.01)	0.80	0.79	–	(1.76)	(1.76)
10/31/2018	20.06	(0.06)	(0.03)	(0.09)	–	(1.25)	(1.25)
10/31/2017	18.38	(0.05)	2.86	2.81	–	(1.13)	(1.13)
Class R3
4/30/2022(c)	22.75	0.01	(2.77)	(2.76)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
10/31/2019	18.92	0.01	0.80	0.81	–	(1.76)	(1.76)
10/31/2018	20.25	(0.04)	(0.04)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.52	(0.02)	2.88	2.86	–	(1.13)	(1.13)
Class R4
4/30/2022(c)	23.67	0.04	(2.90)	(2.86)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
10/31/2019	19.47	0.05	0.85	0.90	(0.01)	(1.76)	(1.77)
10/31/2018	20.79	0.01	(0.06)	(0.05)	(0.02)	(1.25)	(1.27)
10/31/2017	18.95	–	2.99	2.99	(0.02)	(1.13)	(1.15)
Class R5
4/30/2022(c)	24.97	0.07	(3.09)	(3.02)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.30	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.07	(0.07)	–	(0.04)	(1.25)	(1.29)
10/31/2017	19.63	0.10	3.03	3.13	(0.04)	(1.13)	(1.17)

168	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$17.40	(14.22	)(d)	1.35	(e)	1.35	(e)	0.17 (e)	$ 14,252	25	(d)
23.08	47.19		1.35		1.35		(0.16)	17,141	56
16.55	2.18		1.38		1.38		0.10	16,560	36
18.20	5.05		1.38		1.38		0.08	22,113	51
19.13	(0.49)		1.31		1.31		(0.14)	25,501	54
20.46	15.96		1.35		1.35		(0.05)	33,644	57

16.78	(14.27	)(d)	1.50	(e)	1.50	(e)	0.02 (e)	5,070	25	(d)
22.37	47.03		1.50		1.50		(0.30)	5,845	56
16.09	1.96		1.53		1.53		(0.06)	4,879	36
17.75	4.88		1.53		1.53		(0.07)	6,483	51
18.72	(0.50)		1.46		1.46		(0.29)	7,339	54
20.06	15.79		1.50		1.50		(0.25)	9,047	57

17.11	(14.25	)(d)	1.40	(e)	1.40	(e)	0.13 (e)	34,831	25	(d)
22.75	47.20		1.40		1.40		(0.20)	42,047	56
16.33	2.09		1.43		1.43		0.05	41,390	36
17.97	4.94		1.43		1.43		0.04	56,855	51
18.92	(0.45)		1.36		1.36		(0.19)	77,440	54
20.25	15.94		1.39		1.39		(0.10)	88,592	57

17.93	(14.11	)(d)	1.15	(e)	1.15	(e)	0.38 (e)	33,003	25	(d)
23.67	47.50		1.15		1.15		0.04	42,666	56
16.95	2.34		1.18		1.18		0.29	34,990	36
18.60	5.27		1.18		1.18		0.29	43,879	51
19.47	(0.30)		1.11		1.11		0.06	54,408	54
20.79	16.27		1.15		1.15		(0.01)	63,867	57

19.02	(14.03	)(d)	0.90	(e)	0.90	(e)	0.66 (e)	1,203	25	(d)
24.97	47.87		0.90		0.90		0.28	2,066	56
17.83	2.58		0.93		0.93		0.55	1,971	36
19.46	5.55		0.93		0.93		0.52	2,599	51
20.30	(0.01)		0.87		0.87		0.31	1,927	54
21.59	16.46		0.89		0.89		0.51	5,111	57

See Notes to Financial Statements.	169

Financial Highlights (unaudited)(concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2022(c)	$25.14	$0.08	$(3.11)	$(3.03)	$(0.06)	$(2.88)	$(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)
10/31/2019	20.37	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.06)	0.02	(0.05)	(1.25)	(1.30)
10/31/2017	19.66	0.09	3.07	3.16	(0.04)	(1.13)	(1.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount less than $0.01.

170	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.17	(14.00	)(d)	0.81	(e)	0.81	(e)	0.71	(e)	$ 37,658	25	(d)
25.14	48.02		0.81		0.81		0.39		44,123	56
17.93	2.69		0.83		0.83		0.64		29,402	36
19.55	5.62		0.83		0.83		0.66		40,149	51
20.37	0.08		0.78		0.78		0.39		93,784	54
21.65	16.60		0.78		0.78		0.45		104,218	57

See Notes to Financial Statements.	171

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

As of April 30, 2022, the Trust consists of fourteen funds. All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the following fourteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Durable Growth Fund (“Durable Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro Cap Growth Fund (“Micro Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Micro-Cap Growth Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund’s, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was

Notes to Financial Statements (continued)

accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board, Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open for the fiscal years ended October 31, 2019 through October 31, 2021. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class- specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency

Notes to Financial Statements (continued)

solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statements of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the

Notes to Financial Statements (continued)

assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	0.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Durable Growth Fund
First $2 billion	.55%
Over $2 billion	.50%

Focused Growth Fund
First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund
First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund
First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Notes to Financial Statements (continued)

Global Equity Fund
First $1 billion	.45%
First $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund
First $2 billion	.55%
Over $2 billion	.50%

Health Care Fund
First $1 billion	.62%
Over $1 billion	.51%

International Equity Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

International Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

International Value Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Micro Cap Growth Fund	.90%

Value Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the six months ended April 30, 2022, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%
Durable Growth Fund	.55%
Focused Growth Fund	.27%
Focused Large Cap Value Fund	.59%
Focused Small Cap Value Fund	.80%
Fundamental Equity Fund	.55%
Global Equity Fund	.00%
Growth Leaders Fund	.51%
Health Care Fund	.00%
International Equity Fund	.67%
International Opportunities Fund	.75%
International Value Fund	.68%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.73%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended April 30, 2022.

Fund	Fund Administration Fee
Alpha Strategy Fund	$4,986
Durable Growth Fund	6,656
Focused Growth Fund	2,635
Focused Large Cap Value Fund	5,939
Focused Small Cap Value Fund	2,271
Fundamental Equity Fund	28,253
Global Equity Fund	17,637
Growth Leaders Fund	36,698
Health Care Fund	13,574
International Equity Fund	38,887
International Opportunities Fund	40,049
International Value Fund	45,324
Micro Cap Growth Fund	8,728
Value Opportunities Fund	–

For the six months ended April 30, 2022 and continuing through February 28, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates

	Durable Growth Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2, R3, R4 and R5	0.70%	0.70%
F3 and R6	0.69%	0.69%

	Focused Growth Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2, R3, R4 and R5	0.80%	0.80%
F3 and R6	0.71%	0.76%

	Focused Large Cap Value Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2 R3, R4 and R5	0.71%	0.71%
F3 and R6	0.71%	0.70%

	Focused Small Cap Value Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2 R3, R4 and R5	1.03%	1.03%
F3 and R6	1.01%	1.00%

	Global Equity Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2, R3, R4 and R5	0.65%	0.65%
F3 and R6	0.58%	0.61%

Notes to Financial Statements (continued)

	Health Care Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, F, I, P, R2 R3, R4 and R5	0.78%	0.78%
F3 and R6	0.66%	0.71%

	International Equity Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, P, R2, R3, R4 and R5	0.92%	0.92%
F and I	0.86%	0.86%
F3 and R6	0.84%	0.84%

	International Value Fund
Classes*	Effective March 1, 2022	Prior to March 1, 2022
A, C, P, R2, R3, R4, and R5	0.87%	0.87%
F and I	0.82%	0.82%
F3 and R6	0.81%	0.79%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”) an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the period ended April 30, 2022 and continuing through February 28, 2023, the Distributor has contractually agreed to waive Durable Growth Fund’s, Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2022:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$25,746	$139,339
Durable Growth Fund	–	–
Focused Growth Fund	4,726	26,645
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	7,102	40,515
Fundamental Equity Fund	44,114	238,757
Global Equity Fund	744	3,926
Growth Leaders Fund	354,438	1,984,931
Health Care Fund	–	–
International Equity Fund	8,865	46,749
International Opportunities Fund	11,796	61,561
International Value Fund	19,149	99,700
Micro Cap Growth Fund	3,622	18,991
Value Opportunities Fund	48,221	254,864

Distributor received the following amount of CDSCs for the six months ended April 30, 2022.

	Class A	Class C
Alpha Strategy Fund	$290	$623
Durable Growth Fund	62	6
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	362
Fundamental Equity Fund	522	684
Global Equity Fund	–	4
Growth Leaders Fund	28,077	46,230
Health Care Fund	–	–
International Equity Fund	248	37
International Opportunities Fund	229	963
International Value Fund	96	66
Micro Cap Growth Fund	402	3,038
Value Opportunities Fund	149	3,773

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2022, the percentages of Durable Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Durable Growth Fund	Focused Large Cap Value Fund	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	–	–	44.99%	–	–	–	37.42%	–	25.02%	9.55%
Multi-Asset Balanced Opportunity Fund	73.55%	73.20%	–	7.88%	2.27%	27.79%	–	34.49%	–	–
Multi-Asset Income Fund	23.84%	23.73%	–	2.28%	0.71%	14.14%	–	14.83%	–	–

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Value Fund and annually for Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, Micro Cap Growth Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2022 and fiscal year ended October 31, 2021 was as follows:

	Alpha Strategy Fund		Durable Growth Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$12,011,765	$10,405,649	$19,865,504	$4,591,644
Net long-term capital gains	32,798,605	50,784,144	22,446,847	–
Total distributions paid	$44,810,370	$61,189,793	$42,312,351	$4,591,644

	Focused Growth Fund		Focused Large Cap Value Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$5,658,041	$1,864,114	$126,421,817	$38,911,138
Net long-term capital gains	1,575,680	140,858	25,263,742	–
Total distributions paid	$7,233,721	$2,004,972	$151,685,559	$38,911,138

	Focused Small Cap Value Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$13,325,327	$894,345	$19,219,888	$32,382,939
Net long-term capital gains	8,108,524	–	209,608,998	–
Total distributions paid	$21,433,851	$894,345	$228,828,886	$32,382,939

Notes to Financial Statements (continued)

	Global Equity Fund		Growth Leaders Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$965,311	$105,849	$684,517,062	$392,566,629
Net long-term capital gains	660,970	278,151	1,278,899,243	327,647,029
Total distributions paid	$1,626,281	$384,000	$1,963,416,305	$720,213,658

	Health Care Fund		International Equity Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$143,077	$493,359	$5,414,655	$5,135,556
Net long-term capital gains	385,504	8,110	40,773,051	–
Total distributions paid	$528,581	$501,469	$46,187,706	$5,135,556

	International Opportunities Fund		International Value Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$10,755,673	$–	$11,819,853	$17,740,969
Net long-term capital gains	–	–	–	–
Total distributions paid	$10,755,673	$–	$11,819,853	$17,740,969

	Micro Cap Growth Fund		Value Opportunities Fund
	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Distributions paid from:
Ordinary income	$–	$13,473,195	$27,557,849	$4,614,398
Net long-term capital gains	–	16,614,432	205,400,943	79,109,540
Total distributions paid	$–	$30,087,627	$232,958,792	$83,723,938

As of April 30, 2022, the following funds had capital losses, which will carry forward indefinitely:

International Opportunities Fund	12,794,006
International Value Fund	387,093,125
Micro Cap Growth Fund	5,780,315

Notes to Financial Statements (continued)

As of April 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Tax cost	$772,985,009	$214,016,888	$41,800,226
Gross unrealized gain	9,747,259	5,918,662	1,514,233
Gross unrealized loss	(74,965,287)	(32,036,305)	(3,443,129)
Net unrealized security gain/(loss)	$(65,218,028)	$(26,117,643)	$(1,928,896)

	Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund
Tax cost	$657,903,718	$163,109,818	$1,456,658,047
Gross unrealized gain	41,690,857	18,411,723	367,787,670
Gross unrealized loss	(47,192,391)	(14,384,796)	(64,794,752)
Net unrealized security gain/(loss)	$(5,501,534)	$4,026,927	$302,992,918

	Global Equity Fund	Growth Leaders Fund	Health Care Fund
Tax cost	$10,393,928	$6,945,594,828	$6,306,788
Gross unrealized gain	798,883	492,250,755	733,489
Gross unrealized loss	(748,548)	(556,413,453)	(470,477)
Net unrealized security gain/(loss)	$50,335	$(64,162,698)	$263,012

	International Equity Fund	International Opportunities Fund	International Value Fund
Tax cost	$317,819,231	$420,268,057	$620,790,800
Gross unrealized gain	31,875,409	22,772,573	20,028,571
Gross unrealized loss	(12,955,381)	(68,212,694)	(38,209,213)
Net unrealized security gain/(loss)	$18,920,028	$(45,440,121)	$(18,180,642)

	Micro Cap Growth Fund	Value Opportunities Fund
Tax cost	$263,563,080	$1,274,148,861
Gross unrealized gain	28,741,191	308,743,126
Gross unrealized loss	(42,398,724)	(104,238,927)
Net unrealized security gain/(loss)	$(13,657,533)	$204,504,199

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2022 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$97,888,271	$28,825,902
Durable Growth Fund	52,088,124	58,745,086
Focused Growth Fund	46,714,101	43,436,904
Focused Large Cap Value Fund	427,022,444	397,712,856
Focused Small Cap Value Fund	67,442,684	99,416,472
Fundamental Equity Fund	375,940,691	520,505,298
Global Equity Fund	4,540,882	4,134,970
Growth Leaders Fund	6,901,104,348	7,595,015,773
Health Care Fund	1,580,599	1,450,605
International Equity Fund	164,877,729	185,349,615
International Opportunities Fund	150,324,565	170,888,952
International Value Fund	224,173,058	226,059,458
Micro Cap Growth Fund	130,840,374	173,150,090
Value Opportunities Fund	420,615,820	624,360,476

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2022.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, the following funds engaged in cross trades:

Fund	Purchases	Sales	Gain (Loss	)
Durable Growth Fund	$1,195,196	$1,627,746	$704,093
Focused Growth Fund	21,049	254,671	51,777
Focused Large Cap Value Fund	14,997,167	1,195,196	9,973
Growth Leaders Fund	2,368,866	15,657,279	12,112,847
Micro Cap Growth Fund	2,465,515	–	–
Value Opportunities Fund	–	13,011,661	512,807

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Equity Fund entered into E-Mini S&P Index futures contracts for the six months ended April 30, 2022 (as described in Note 2(h)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

International Opportunities Fund entered into total return swaps on indexes for the six months ended April 30, 2022 (as described in Note 2(j)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a

Notes to Financial Statements (continued)

total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of April 30, 2022, Global Equity Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Transactions in derivative instruments for the six months ended April 30, 2022, were as follows:

Global Equity Fund
	Equity Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$(6,659)
Average Number of Contracts/Notional Amounts*
Futures Contracts	–	(2)

International Opportunities Fund
	Equity Contracts
Net Realized Gain (Loss)
Total Return Swap Contracts(3)	$2,446,044
Average Number of Contracts/Notional Amounts*
Total Return Swap Contracts(4)	$104,306

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2022.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(2)	Contract less than 1.
(3)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

	Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$667,865	$–	$667,865
Total	$667,865	$–	$667,865

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$667,865		$–	$(667,865)	$–
Total	$667,865	$	$–	$(667,865)	$–

	Durable Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,367,805	$–	$3,367,805
Total	$3,367,805	$–	$3,367,805

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,367,805		$–	$(3,367,805)	–
Total	$3,367,805	$	$–	$(3,367,805)	–

	Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,688,846	$–	$1,688,846
Total	$1,688,846	$–	$1,688,846

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,688,846		$–	$(1,688,846)	$–
Total	$1,688,846	$	$–	$(1,688,846)	$–

Notes to Financial Statements (continued)

	Focused Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$9,880,235	$–	$9,880,235
Total	$9,880,235	$–	$9,880,235

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,880,235		$–	$(9,880,235)	–
Total	$9,880,235	$	$–	$(9,880,235)	–

	Focused Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,491,844	$–	$2,491,844
Total	$2,491,844	$–	$2,491,844

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,491,844		$–	$(2,491,844)	$–
Total	$2,491,844	$	$–	$(2,491,844)	$–

	Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$26,027,392	$–	$26,027,392
Total	$26,027,392	$–	$26,027,392

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$26,027,392		$–	$(26,027,392)	$–
Total	$26,027,392	$	$–	$(26,027,392)	$–

Notes to Financial Statements (continued)

	Global Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$437,954	$–	$437,954
Total	$437,954	$–	$437,954

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$437,954		$–	$(437,954)	$–
Total	$437,954	$	$–	$(437,954)	$–

	Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$212,690,402	$–	$212,690,402
Total	$212,690,402	$–	$212,690,402

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$212,690,402		$–	$(212,690,402)	$–
Total	$212,690,402	$	$–	$(212,690,402)	$–

	Health Care Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$296,816	$–	$296,816
Total	$296,816	$–	$296,816

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$296,816		$–	$(296,816)	$–
Total	$296,816	$	$–	$(296,816)	$–

Notes to Financial Statements (continued)

	International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$14,377,871	$–	$14,377,871
Total	$14,377,871	$–	$14,377,871

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$14,377,871		$–	$(14,377,871)	$–
Total	$14,377,871	$	$–	$(14,377,871)	$–

	International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	15,132,222	–	15,132,222
Total	$15,132,222	$–	$15,132,222

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	15,132,222		–	$(15,132,222)	–
Total	$15,132,222	$	$–	$(15,132,222)	$–

	International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$22,354,446	$–	$22,354,446
Total	$22,354,446	$–	$22,354,446

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$22,354,446		$–	$(22,354,446)	$–
Total	$22,354,446	$	$–	$(22,354,446)	$–

Notes to Financial Statements (continued)

	Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,104,947	$–	$5,104,947
Total	$5,104,947	$–	$5,104,947

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,104,947		$–	$(5,104,947)	$–
Total	$5,104,947	$	$–	$(5,104,947)	$–

	Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,783,847	$–	$3,783,847
Total	$3,783,847	$–	$3,783,847

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,783,847		$–	$(3,783,847)	$–
Total	$3,783,847	$	$–	$(3,783,847)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2022.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

For the period ended April 30, 2022, the Funds (except Alpha Strategy Fund) and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Funds net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended April 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Funds net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

Focused Large Cap Value Fund utilized the Facility December 27, 2021 with an average borrowing amount of $10,104,790. The average interest rate was 1.33% and total interest paid amounted to $373. The other funds did not utilize the Syndicated Facility or the Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2022, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loans were outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income
Focused Large Cap Value Fund	$10,801,748	0.55%	$ 161
Fundamental Equity Fund	7,243,426	0.55%	216
Growth Leaders Fund	12,858,931	0.55%	384
International Equity Fund	10,261,663	0.61%	651
International Opportunities Fund	10,881,379	0.55%	487
International Value Fund	17,942,400	0.61%	1,089
Value Opportunities Fund	30,992,855	0.55%	1,388

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2022:

Alpha Strategy Fund

Affiliated Issuer	Value at 10/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 4/30/2022	Shares as of 4/30/2022	Dividend Income
Lord Abbett Developing Growth Fund, Inc. – Class I	$175,650,188	37,448,517	–	$14,125,590	(a)	$(80,041,165)	$133,057,540	5,464,375	$ –
Lord Abbett Securities Trust - Focused Small Cap Value Fund – Class I	90,235,170	8,760,540	(5,796,792)	8,005,762	(b)	(16,998,362)	75,629,024	2,818,823	183,247
Lord Abbett Securities Trust – International Opportunities Fund – Class I	170,753,580	5,536,940	–	–		(32,899,267)	143,391,253	8,001,744	4,130,841
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	85,447,699	4,299,040	–	–		(27,508,859)	62,237,880	3,822,966	–
Lord Abbett Research Fund, Inc. – Small– Cap Value Fund – Class I	178,800,321	20,842,471	(13,536,979)	17,211,246	(c)	(36,593,505)	146,364,268	8,163,093	483,185
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	180,099,301	21,000,762	(9,492,131)	21,249,305	(d)	(45,824,091)	146,419,151	7,706,271	386,767
Total				$60,591,903		$(239,865,249)	$707,099,116		$5,184,040

(a)	Represents $14,125,590 of distributed capital gains.
(b)	Includes $8,577,294 of distributed capital gains.
(c)	Includes $20,359,286 of distributed capital gains.
(d)	Includes $20,613,995 of distributed capital gains.

Notes to Financial Statements (continued)

14.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2022, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Focused Small Cap Value Fund	$1,260,958	$1,335,710
International Equity Fund	2,684,255	2,827,353
International Opportunities Fund	8,632,156	9,161,598
International Value Fund	9,251,092	9,744,269
Micro-Cap Growth Fund	12,773,006	13,532,366
Value Opportunities Fund	12,844,170	13,522,842

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

15.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International

Notes to Financial Statements (continued)

Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Durable Growth Fund, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’

Notes to Financial Statements (continued)

returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Fund and Health Care Fund are newly organized and there can be no assurance that any of these Funds will reach or maintain a sufficient asset size to effectively implement its investment strategy. A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

Notes to Financial Statements (continued)

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,840,731	$49,032,653	1,577,648	$45,220,318
Converted from Class C*	14,241	376,339	373,268	10,849,172
Reinvestment of distributions	854,442	23,804,743	1,198,333	31,252,535
Shares reacquired	(1,225,474)	(32,926,089)	(3,015,003)	(86,005,823)
Increase	1,483,940	$40,287,646	134,246	$1,316,202

Class C Shares
Shares sold	89,707	$1,860,024	258,243	$5,763,669
Reinvestment of distributions	137,888	2,941,152	260,342	5,277,141
Shares reacquired	(452,435)	(9,205,450)	(680,695)	(15,066,444)
Converted to Class A*	(18,600)	(376,339)	(481,239)	(10,849,172)
Decrease	(243,440)	$(4,780,613)	(643,349)	$(14,874,806)

Class F Shares
Shares sold	343,481	$9,389,213	1,160,187	$33,279,687
Reinvestment of distributions	173,839	4,893,568	290,792	7,656,554
Shares reacquired	(2,419,449)	(60,446,879)	(2,033,224)	(59,074,811)
Decrease	(1,902,129)	$(46,164,098)	(582,245)	$(18,138,570)

Class F3 Shares
Shares sold	428,512	$11,911,016	660,493	$19,999,580
Reinvestment of distributions	101,791	2,958,048	110,980	3,009,774
Shares reacquired	(207,449)	(5,734,530)	(406,560)	(12,126,926)
Increase	322,854	$9,134,534	364,913	$10,882,428

Class I Shares
Shares sold	2,011,717	$50,847,000	180,777	$5,505,880
Reinvestment of distributions	60,170	1,740,705	82,792	2,237,040
Shares reacquired	(146,467)	(4,085,497)	(115,206)	(3,409,355)
Increase	1,925,420	$48,502,208	148,363	$4,333,565

Notes to Financial Statements (continued)

Alpha Strategy Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,479	$36,885	4,782	$128,775
Reinvestment of distributions	2,172	57,439	4,691	116,299
Shares reacquired	(9,291)	(258,218)	(26,161)	(698,573)
Decrease	(5,640)	$(163,894)	(16,688)	$(453,499)

Class R3 Shares
Shares sold	40,043	$1,034,192	93,216	$2,573,701
Reinvestment of distributions	47,259	1,260,398	76,015	1,901,142
Shares reacquired	(103,047)	(2,659,975)	(240,531)	(6,568,862)
Decrease	(15,745)	$(365,385)	(71,300)	$(2,094,019)

Class R4 Shares
Shares sold	28,611	$733,667	34,574	$971,847
Reinvestment of distributions	7,709	214,155	12,105	314,743
Shares reacquired	(9,147)	(259,399)	(59,024)	(1,668,467)
Increase (decrease)	27,173	$688,423	(12,345)	$(381,877)

Class R5 Shares
Shares sold	831	$23,292	2,244	$62,291
Reinvestment of distributions	927	26,826	2,152	58,163
Shares reacquired	(728)	(21,380)	(14,588)	(427,373)
Increase (decrease)	1,030	$28,738	(10,192)	$(306,919)

Class R6 Shares
Shares sold	11,634	$331,734	41,717	$1,206,996
Reinvestment of distributions	4,670	135,765	6,175	167,531
Shares reacquired	(7,798)	(202,105)	(54,466)	(1,579,276)
Increase (decrease)	8,506	$265,394	(6,574)	$(204,749)
Durable Growth Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	80,651	$1,646,237	65,836	$1,484,482
Converted from Class C*	23	440	81	1,969
Reinvestment of distributions	30,395	655,010	2,031	41,259
Shares reacquired	(46,857)	(895,947)	(2,443)	(58,468)
Increase	64,212	$1,405,740	65,505	$1,469,242

Class C Shares
Shares sold	3,805	$80,787	4,745	$102,886
Reinvestment of distributions	1,458	30,847	156	3,151
Shares reacquired	(1,082)	(23,230)	(2,083)	(44,817)
Converted to Class A*	(24)	(440)	(82)	(1,969)
Increase	4,157	$87,964	2,736	$59,251

Notes to Financial Statements (continued)

Durable Growth Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	2,571	$49,001	1,135	$26,655
Reinvestment of distributions	401	8,689	27	556
Shares reacquired	(1,818)	(34,298)	(427)	(10,762)
Increase	1,154	$23,392	735	$16,449

Class F3 Shares
Shares sold	4,589	$84,425	–	$15
Reinvestment of distributions	–	3	–	–
Shares reacquired	(767)	(14,597)	–	–
Increase	3,822	$69,831	–	$15

Class I Shares
Shares sold	1,316,243	$27,591,118	6,682,720	$159,569,733
Reinvestment of distributions	1,909,643	41,324,680	222,364	4,522,876
Shares reacquired	(1,894,358)	(36,437,347)	(7,630,362)	(173,026,092)
Increase (decrease)	1,331,528	$32,478,451	(725,278)	$(8,933,483)

Class R3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R6 Shares
Shares sold	12,941	$269,518	22,449	$516,640
Shares reacquired	(13,869)	(293,436)	(1,039)	(24,763)
Increase (decrease)	(928)	$(23,918)	21,410	$491,877
Focused Growth Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	250,425	$6,844,645	227,205	$6,974,750
Converted from Class C*	137	3,792	2,801	82,690
Reinvestment of distributions	81,357	2,549,714	31,858	880,243
Shares reacquired	(124,061)	(3,245,155)	(219,094)	(6,735,424)
Increase	207,858	$6,152,996	42,770	$1,202,259

Notes to Financial Statements (continued)

Focused Growth Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	43,644	$1,182,407	25,353	$772,258
Reinvestment of distributions	11,210	342,685	4,406	120,046
Shares reacquired	(19,203)	(467,855)	(25,955)	(612,243)
Converted to Class A*	(141)	(3,792)	2,845	(82,690)
Increase	35,510	$1,053,445	6,649	$197,371

Class F Shares
Shares sold	93,384	$2,689,650	566,618	$17,517,555
Reinvestment of distributions	79,310	2,507,767	15,807	439,126
Shares reacquired	(151,057)	(4,069,270)	(286,846)	(9,271,791)
Increase	21,637	$1,128,147	295,579	$8,684,890

Class F3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class I Shares
Shares sold	42,903	$1,456,172	32,702	$1,016,191
Reinvestment of distributions	23,950	757,292	6,880	191,131
Shares reacquired	(51,122)	(1,409,386)	(14,031)	(432,144)
Increase	15,731	$804,078	25,551	$775,178

Class R3 Shares
Shares sold	37	$1,052	–	$18
Reinvestment of distributions	–	5	–	–
Shares reacquired	–	(4)	–	–
Increase	37	$1,053	–	$18

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R6 Shares
Shares sold	71,439	$2,074,930	74,408	$2,307,033
Reinvestment of distributions	351	11,126	43	1,198
Shares reacquired	(23,609)	(749,956)	(51,112)	(1,603,459)
Increase	48,181	$1,336,100	23,339	$704,772

Notes to Financial Statements (continued)

Focused Large Cap Value Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	379,161	$5,835,618	468,989	$8,408,017
Converted from Class C*	59	879	–	–
Reinvestment of distributions	119,788	1,829,167	4,008	60,322
Shares reacquired	(112,729)	(1,698,327)	(109,618)	(1,958,950)
Increase	386,279	$5,967,337	363,379	$6,509,389

Class C Shares
Shares sold	204,830	$3,125,098	230,080	$4,169,543
Reinvestment of distributions	53,064	810,290	332	5,009
Shares reacquired	(45,640)	(687,863)	(46,492)	(847,693)
Converted to Class A*	(59)	(879)	–	–
Increase	212,195	$3,246,646	183,920	$3,326,859

Class F Shares
Shares sold	34,947	$539,881	372,465	$6,925,879
Reinvestment of distributions	33,125	511,778	126	1,909
Shares reacquired	(72,624)	(1,131,981)	(251,099)	(4,759,311)
Increase (decrease)	(4,552)	$(80,322)	121,492	$2,168,477

Class I Shares
Shares sold	10,509,210	$156,384,670	14,993,191	$245,204,603
Reinvestment of distributions	9,683,713	148,160,810	2,576,106	38,796,164
Shares reacquired	(9,232,865)	(137,693,705)	(16,135,630)	(300,086,544)
Increase (decrease)	10,960,058	$166,851,775	1,433,667	$(16,085,777)

Class R3 Shares
Shares sold	5,253	$80,144	31	$533
Reinvestment of distributions	11	162	–	6
Shares reacquired	(2)	(21)	–	–
Increase	5,262	$80,285	31	$539

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R6 Shares
Shares sold	37,823	$576,623	77,715	$1,266,036
Shares reacquired	(11,494)	(173,537)	(25,361)	(463,081)
Increase	26,329	$403,086	52,354	$802,955

Notes to Financial Statements (continued)

Focused Small Cap Value Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	138,673	$3,871,561	845,956	$23,174,025
Reinvestment of distributions	73,104	2,071,756	1,225	28,969
Shares reacquired	(102,571)	(2,795,114)	(382,795)	(11,610,984)
Increase	109,206	$3,148,203	464,386	$11,592,010

Class C Shares
Shares sold	36,970	1,104,434	175,936	5,508,892
Reinvestment of distributions	16,003	483,303	27	673
Shares reacquired	(34,899)	(1,021,207)	(26,111)	(813,509)
Increase	18,074	$566,530	149,852	$4,696,056

Class F Shares
Shares sold	546,742	16,675,439	3,317,447	106,261,107
Reinvestment of distributions	203,787	6,290,902	904	23,071
Shares reacquired	(954,355)	(28,875,132)	(1,333,770)	(42,228,342)
Increase (decrease)	(203,826)	$(5,908,791)	1,984,581	$64,055,836

Class F3 Shares
Increase	–	$–	–	$–

Class I Shares
Shares sold	91,792	$2,623,301	2,471,662	$64,816,148
Reinvestment of distributions	358,589	11,058,876	30,795	785,263
Shares reacquired	(939,108)	(27,058,198)	(2,361,182)	(74,138,893)
Increase (decrease)	(488,727)	$(13,376,021)	141,275	$(8,537,482)

Class R5 Shares
Shares sold	10,616	305,895	74	2,415
Reinvestment of distributions	8	239	–	–
Shares reacquired	(67)	(1,949)	–	–
Increase	10,557	$304,185	74	$2,415

Class R6 Shares
Shares sold	100,282	3,094,665	397,673	12,740,147
Reinvestment of distributions	19,995	617,633	–	–
Shares reacquired	(32,402)	(962,044)	(142,154)	(4,644,633)
Increase	87,875	$2,750,254	255,519	$8,095,514
Fundamental Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,520,925	$47,690,390	2,676,009	$35,640,102
Converted from Class C*	62,078	832,658	1,390,056	18,865,411
Reinvestment of distributions	10,960,285	149,498,288	1,687,369	20,096,561
Shares reacquired	(6,808,243)	(92,742,102)	(14,828,200)	(193,764,334)
Increase (decrease)	7,735,045	$105,279,234	(9,074,766)	$(119,162,260)

Notes to Financial Statements (continued)

Fundamental Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	313,571	$3,635,911	445,808	$5,156,014
Reinvestment of distributions	577,042	6,791,781	54,080	565,135
Shares reacquired	(1,049,368)	(12,157,370)	(1,216,486)	(13,961,855)
Converted to Class A*	(72,082)	(832,658)	(1,589,677)	(18,865,411)
Decrease	(230,837)	$(2,562,336)	(2,306,275)	$(27,106,117)

Class F Shares
Shares sold	477,863	$6,415,610	1,246,981	$16,078,637
Reinvestment of distributions	1,245,581	16,740,603	213,893	2,513,246
Shares reacquired	(2,121,525)	(28,322,391)	(2,761,188)	(35,756,240)
Decrease	(398,081)	$(5,166,178)	(1,300,314)	$(17,164,357)

Class F3 Shares
Shares sold	142,918	$1,971,909	208,976	$2,855,973
Reinvestment of distributions	164,485	2,276,471	28,553	344,061
Shares reacquired	(146,895)	(2,043,382)	(368,288)	(4,913,026)
Increase (decrease)	160,508	$2,204,998	(130,759)	$(1,712,992)

Class I Shares
Shares sold	2,588,172	$34,850,536	2,920,077	$40,739,479
Reinvestment of distributions	2,368,365	32,541,337	493,649	5,913,918
Shares reacquired	(4,536,356)	(61,874,700)	(9,477,972)	(122,050,051)
Increase (decrease)	420,181	$5,517,173	(6,064,246)	$(75,396,654)

Class P Shares
Shares sold	11,542	$155,243	124,281	$1,712,500
Reinvestment of distributions	40,887	544,609	5,670	66,114
Shares reacquired	(29,044)	(406,247)	(147,627)	(1,945,316)
Increase (decrease)	23,385	$293,605	(17,676)	$(166,702)

Class R2 Shares
Shares sold	12,238	$159,371	32,455	$430,641
Reinvestment of distributions	27,914	371,250	3,723	43,336
Shares reacquired	(87,843)	(1,163,329)	(112,128)	(1,489,358)
Decrease	(47,691)	$(632,708)	(75,950)	$(1,015,381)

Class R3 Shares
Shares sold	366,118	$4,834,710	669,634	$8,680,825
Reinvestment of distributions	725,199	9,674,156	114,003	1,331,556
Shares reacquired	(1,299,199)	(17,274,034)	(2,350,779)	(30,566,662)
Decrease	(207,882)	$(2,765,168)	(1,567,142)	$(20,554,281)

Class R4 Shares
Shares sold	28,826	$388,414	81,998	$1,132,180
Reinvestment of distributions	25,150	341,292	2,821	33,433
Shares reacquired	(32,132)	(434,346)	(97,206)	(1,336,153)
Increase (decrease)	21,844	$295,360	(12,387)	$(170,540)

Notes to Financial Statements (continued)

Fundamental Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	4,549	$61,127	28,735	$393,931
Reinvestment of distributions	8,304	114,175	1,707	20,468
Shares reacquired	(21,352)	(294,970)	(49,981)	(674,551)
Decrease	(8,499)	$(119,668)	(19,539)	$(260,152)

Class R6 Shares
Shares sold	660,245	$8,867,575	187,199	$2,566,578
Reinvestment of distributions	99,623	1,379,776	15,967	192,556
Shares reacquired	(1,144,566)	(15,548,800)	(205,674)	(2,664,892)
Increase (decrease)	(384,698)	$(5,301,449)	(2,508)	$94,242
Global Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	38,318	$604,279	103,176	$1,557,336
Converted from Class C*	1,465	19,571	1,862	27,152
Reinvestment of distributions	49,363	689,106	11,222	158,567
Shares reacquired	(27,962)	(439,702)	(22,473)	(336,424)
Increase	61,184	$873,254	93,787	$1,406,631

Class C Shares
Shares sold	1,722	$24,698	9,030	$136,360
Reinvestment of distributions	7,990	110,825	1,848	25,985
Shares reacquired	(10,014)	(129,828)	(1,802)	(27,094)
Converted to Class A*	(1,478)	(19,571)	(1,873)	(27,152)
Increase (decrease)	(1,780)	$(13,876)	7,203	$108,099

Class F Shares
Shares sold	6,643	$90,274	23,396	$366,257
Reinvestment of distributions	3,121	43,660	198	2,796
Shares reacquired	(1,278)	(17,655)	(9,212)	(136,295)
Increase	8,486	$116,279	14,382	$232,758

Class F3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class I Shares
Shares reacquired	–	–	(670)	(10,000)
Decrease	–	$–	(670)	$(10,000)

Class R3 Shares
Shares sold	26,478	$380,313	28,939	$437,198
Reinvestment of distributions	4,566	63,282	818	11,511
Shares reacquired	(1,270)	(16,815)	(20,440)	(299,203)
Increase	29,774	$426,780	9,317	$149,506

Notes to Financial Statements (continued)

Global Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	42,775	$581,189	–	$–
Shares reacquired	(13)	(170)	–	–
Increase	42,762	$581,019	–	$–

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R6 Shares
Shares sold	22,334	$324,163	22,941	$361,456
Shares reacquired	(15,529)	(218,856)	(358)	(4,957)
Increase	6,805	$105,307	22,583	$356,499
Growth Leaders Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,053,857	$305,382,902	12,618,737	$583,012,996
Converted from Class C*	30,478	1,050,562	1,575,362	74,374,788
Reinvestment of distributions	11,264,073	480,863,285	4,198,551	175,541,399
Shares reacquired	(8,804,050)	(329,934,257)	(12,365,757)	(566,553,743)
Increase	10,544,358	$457,362,492	6,026,893	$266,375,440

Class C Shares
Shares sold	2,067,826	$68,862,500	4,528,845	$188,073,952
Reinvestment of distributions	6,190,491	230,224,375	2,592,659	97,795,114
Shares reacquired	(5,595,955)	(180,295,668)	(4,706,111)	(194,784,763)
Converted to Class A*	(35,063)	(1,050,562)	(1,751,967)	(74,374,788)
Increase	2,627,299	$117,740,645	663,426	$16,709,515

Class F Shares
Shares sold	17,569,595	$687,234,467	37,605,038	$1,779,963,107
Reinvestment of distributions	16,227,132	716,427,881	6,025,591	258,256,825
Shares reacquired	(41,910,524)	(1,532,372,690)	(26,348,047)	(1,246,249,512)
Increase (decrease)	(8,113,797)	$(128,710,342)	17,282,582	$791,970,420

Class F3 Shares
Shares sold	3,135,988	$124,112,972	8,538,984	$411,256,288
Reinvestment of distributions	2,856,896	128,188,907	661,604	28,720,216
Shares reacquired	(3,612,074)	(138,245,976)	(2,567,381)	(123,713,803)
Increase	2,380,810	$114,055,903	6,633,207	$316,262,701

Class I Shares
Shares sold	21,497,993	$758,192,049	7,523,038	$361,849,545
Reinvestment of distributions	5,228,280	232,919,899	2,243,922	96,892,532
Shares reacquired	(8,462,501)	(317,816,920)	(10,114,172)	(474,476,907)
Increase (decrease)	18,263,772	$673,295,028	(347,212)	$(15,734,830)

Notes to Financial Statements (continued)

Growth Leaders Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	23,189	$830,483	57,980	$2,630,122
Reinvestment of distributions	14,439	596,203	3,327	135,853
Shares reacquired	(7,907)	(281,338)	(34,978)	(1,607,330)
Increase	29,721	$1,145,348	26,329	$1,158,645

Class R3 Shares
Shares sold	99,771	$3,619,510	127,159	$5,737,355
Reinvestment of distributions	104,557	4,314,020	49,580	2,021,888
Shares reacquired	(63,944)	(2,271,067)	(203,986)	(9,264,032)
Increase (decrease)	140,384	$5,662,463	(27,247)	$(1,504,789)

Class R4 Shares
Shares sold	94,885	$3,571,481	131,947	$6,088,231
Reinvestment of distributions	48,603	2,075,821	18,437	771,054
Shares reacquired	(63,727)	(2,693,229)	(98,280)	(4,540,228)
Increase	79,761	$2,954,073	52,104	$2,319,057

Class R5 Shares
Shares sold	49,113	$1,794,224	202,881	$9,556,872
Reinvestment of distributions	79,851	3,558,947	31,460	1,359,076
Shares reacquired	(83,264)	(3,317,731)	(199,722)	(9,546,091)
Increase	45,700	$2,035,440	34,619	$1,369,857

Class R6 Shares
Shares sold	863,536	$35,897,368	2,274,302	$109,538,930
Reinvestment of distributions	564,971	25,350,238	82,190	3,567,873
Shares reacquired	(598,429)	(25,314,208)	(547,006)	(26,351,826)
Increase	830,078	$35,933,398	1,809,486	$86,754,977
Health Care Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,834	$759,541	93,469	$1,888,394
Converted from Class C*	630	11,344	1,078	20,376
Reinvestment of distributions	12,293	235,294	13,407	242,002
Shares reacquired	(25,987)	(465,048)	(53,158)	(1,062,543)
Increase	27,770	$541,131	54,796	$1,088,229

Class C Shares
Shares sold	4,594	86,969	42,736	851,529
Reinvestment of distributions	2,622	49,195	2,699	48,170
Shares reacquired	(5,325)	(93,355)	(25,051)	(504,667)
Converted to Class A*	(645)	(11,344)	(1,093)	(20,376)
Increase	1,246	$31,465	19,291	$374,656

Notes to Financial Statements (continued)

Health Care Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	7,212	128,079	23,496	473,930
Reinvestment of distributions	1,895	36,509	491	8,898
Shares reacquired	(5,614)	(101,533)	(3,040)	(61,905)
Increase	3,493	$63,055	20,947	$420,923

Class F3 Shares
Increase	–	$–	–	$–

Class I Shares
Reinvestment of distributions	–	–	(1)	–
Shares reacquired	–	–	1	–
Increase	–	$–	–	$–

Class R3 Shares
Increase	–	$–	–	$–

Class R4 Shares
Increase	–	$–	–	$–

Class R5 Shares
Increase	–	$–	–	$–

Class R6 Shares
Shares sold	9,990	192,304	75,313	1,486,080
Reinvestment of distributions	16	309	–	–
Shares reacquired	(14,292)	(261,056)	(7,643)	(153,462)
Increase (decrease)	(4,286)	$(68,443)	67,670	$1,332,618
International Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	382,130	$5,816,119	866,494	$14,280,450
Converted from Class C*	4,490	65,168	33,029	558,425
Reinvestment of distributions	1,380,872	20,892,591	125,034	1,944,287
Shares reacquired	(905,895)	(13,633,117)	(1,553,164)	(25,640,612)
Increase (decrease)	861,597	$13,140,761	(528,607)	$(8,857,450)

Class C Shares
Shares sold	11,852	$177,502	52,720	$859,771
Reinvestment of distributions	51,685	781,993	1,234	19,178
Shares reacquired	(43,536)	(642,158)	(87,845)	(1,453,229)
Converted to Class A*	(4,502)	(65,168)	(33,171)	(558,425)
Increase (decrease)	15,499	$252,169	(67,062)	$(1,132,705)

Class F Shares
Shares sold	81,078	$1,283,495	757,577	$12,936,223
Reinvestment of distributions	187,027	2,814,751	9,333	144,479
Shares reacquired	(693,033)	(10,453,049)	(133,899)	(2,239,606)
Increase (decrease)	(424,928)	$(6,354,803)	633,011	$10,841,096

Notes to Financial Statements (continued)

International Equity Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	148,609	$2,226,379	80,444	$1,368,799
Reinvestment of distributions	45,022	690,193	4,387	69,008
Shares reacquired	(53,720)	(802,266)	(84,279)	(1,411,344)
Increase	139,911	$2,114,306	552	$26,463

Class I Shares
Shares sold	25,832	$397,520	30,175	$521,302
Reinvestment of distributions	1,248,929	19,096,120	178,682	2,805,307
Shares reacquired	(36,163)	(598,652)	(3,953,549)	(64,868,896)
Increase (decrease)	1,238,598	$18,894,988	(3,744,692)	$(61,542,287)

Class P Shares
Shares sold	–	$2	7	$103
Reinvestment of distributions	91	1,376	18	278
Shares reacquired	(1)	(8)	(2,120)	(33,178)
Increase (decrease)	90	$1,370	(2,095)	$(32,797)

Class R2 Shares
Shares sold	623	$9,283	1,510	$25,044
Reinvestment of distributions	1,278	19,394	59	914
Shares reacquired	(205)	(2,779)	(1,723)	(29,536)
Increase (decrease)	1,696	$25,898	(154)	$(3,578)

Class R3 Shares
Shares sold	31,310	$454,924	60,283	$986,472
Reinvestment of distributions	45,198	673,002	3,356	51,482
Shares reacquired	(41,810)	(618,720)	(117,485)	(1,908,756)
Increase (decrease)	34,698	$509,206	(53,846)	$(870,802)

Class R4 Shares
Shares sold	12,027	$180,875	22,758	$374,708
Reinvestment of distributions	12,009	180,612	988	15,301
Shares reacquired	(10,820)	(172,552)	(15,169)	(250,732)
Increase	13,216	$188,935	8,577	$139,277

Class R5 Shares
Shares sold	1,060	$15,654	528	$8,854
Reinvestment of distributions	499	7,581	54	848
Shares reacquired	(4,477)	(70,794)	(800)	(13,844)
Decrease	(2,918)	$(47,559)	(218)	$(4,142)

Class R6 Shares
Shares sold	18,022	$288,249	95,921	$1,640,453
Reinvestment of distributions	11,994	183,755	71	1,124
Shares reacquired	(18,962)	(295,183)	(20,345)	(336,541)
Increase	11,054	$176,821	75,647	$1,305,036

Notes to Financial Statements (continued)

International Opportunities Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	378,664	$7,383,184	1,020,365	$20,734,426
Converted from Class C*	5,005	94,195	56,486	1,157,283
Reinvestment of distributions	143,264	2,819,439	–	–
Shares reacquired	(485,313)	(9,416,886)	(1,129,310)	(22,544,684)
Increase (decrease)	41,620	$879,932	(52,459)	$(652,975)

Class C Shares
Shares sold	32,357	$561,718	98,943	$1,805,973
Reinvestment of distributions	12,065	218,612	–	–
Shares reacquired	(124,575)	(2,202,236)	(184,163)	(3,387,765)
Converted to Class A*	(5,447)	(94,195)	(61,458)	(1,157,283)
Decrease	(85,600)	$(1,516,101)	(146,678)	$(2,739,075)

Class F Shares
Shares sold	174,161	$3,352,749	603,623	$11,596,436
Reinvestment of distributions	60,590	1,180,901	–	–
Shares reacquired	(805,182)	(15,231,785)	(809,112)	(15,871,515)
Decrease	(570,431)	$(10,698,135)	(205,489)	$(4,275,079)

Class F3 Shares
Shares sold	379,481	$7,615,817	568,476	$12,066,160
Reinvestment of distributions	36,746	751,094	–	–
Shares reacquired	(183,870)	(3,655,283)	(276,690)	(5,795,476)
Increase	232,357	$4,711,628	291,786	$6,270,684

Class I Shares
Shares sold	443,424	$8,687,012	509,328	$10,221,845
Reinvestment of distributions	229,563	4,664,717	–	–
Shares reacquired	(245,634)	(4,846,808)	(814,010)	(17,506,626)
Increase (decrease)	427,353	$8,504,921	(304,682)	$(7,284,781)

Class P Shares
Shares sold	651	$12,669	310	$6,474
Reinvestment of distributions	136	2,744	–	–
Shares reacquired	(3)	(51)	(1,318)	(28,552)
Increase (decrease)	784	$15,362	(1,008)	$(22,078)

Class R2 Shares
Shares sold	18,673	$351,345	19,444	$387,386
Reinvestment of distributions	2,535	48,946	–	–
Shares reacquired	(24,709)	(465,310)	(50,635)	(1,000,966)
Decrease	(3,501)	$(65,019)	(31,191)	$(613,580)

Class R3 Shares
Shares sold	19,965	$379,722	98,606	$1,906,895
Reinvestment of distributions	5,703	110,011	–	–
Shares reacquired	(45,599)	(878,425)	(769,436)	(15,146,837)
Decrease	(19,931)	$(388,692)	(670,830)	$(13,239,942)

Notes to Financial Statements (continued)

International Opportunities Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	9,026	$174,251	38,326	$767,766
Reinvestment of distributions	2,323	45,479	–	–
Shares reacquired	(12,499)	(249,583)	(216,539)	(3,983,010)
Decrease	(1,150)	$(29,853)	(178,213)	$(3,215,244)

Class R5 Shares
Shares sold	7,943	$159,686	40,176	$803,376
Reinvestment of distributions	3,892	79,057	–	–
Shares reacquired	(17,698)	(348,284)	(871,351)	(17,560,650)
Decrease	(5,863)	$(109,541)	(831,175)	$(16,757,274)

Class R6 Shares
Shares sold	118,942	$2,386,415	540,028	$10,832,601
Reinvestment of distributions	21,471	438,873	–	–
Shares reacquired	(181,599)	(3,664,972)	(1,373,932)	(27,830,416)
Decrease	(41,186)	$(839,684)	(833,904)	$(16,997,815)
International Value Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,586,047	$12,421,915	3,061,134	$23,907,213
Converted from Class C*	20,304	156,543	606,743	4,752,785
Reinvestment of distributions	534,997	4,148,605	831,708	6,490,509
Shares reacquired	(2,151,227)	(16,815,317)	(5,124,680)	(39,688,743)
Decrease	(9,879)	$(88,254)	(625,095)	$(4,538,236)

Class C Shares
Shares sold	58,959	$462,728	69,931	$547,796
Reinvestment of distributions	17,603	134,863	33,787	260,067
Shares reacquired	(298,686)	(2,292,915)	(321,117)	(2,473,707)
Converted to Class A*	(20,483)	(156,543)	(611,906)	(4,752,785)
Decrease	(242,607)	$(1,851,867)	(829,305)	$(6,418,629)

Class F Shares
Shares sold	179,946	$1,433,480	447,227	$3,520,651
Reinvestment of distributions	53,438	416,621	95,359	748,699
Shares reacquired	(1,547,252)	(12,209,505)	(815,451)	(6,336,462)
Decrease	(1,313,868)	$(10,359,404)	(272,865)	$(2,067,112)

Class F3 Shares
Shares sold	564,983	$4,433,809	739,152	$5,894,112
Reinvestment of distributions	61,457	480,678	91,373	718,721
Shares reacquired	(369,047)	(2,900,387)	(733,863)	(5,776,493)
Increase	257,393	$2,014,100	96,662	$836,340

Notes to Financial Statements (continued)

International Value Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,316,546	$10,406,011	13,551,374	$109,805,842
Reinvestment of distributions	807,018	6,313,643	1,142,639	9,028,328
Shares reacquired	(424,843)	(3,290,481)	(5,696,989)	(42,372,150)
Increase	1,698,721	$13,429,173	8,997,024	$76,462,020

Class R2 Shares
Shares sold	3,654	$27,936	1,002	$8,031
Reinvestment of distributions	65	516	74	591
Shares reacquired	(1,408)	(11,128)	(988)	(7,800)
Increase	2,311	$17,324	88	$822

Class R3 Shares
Shares sold	505,798	$4,107,305	131,877	$1,063,380
Reinvestment of distributions	14,660	114,989	20,973	165,652
Shares reacquired	(357,302)	(2,834,764)	(192,616)	(1,485,389)
Increase (decrease)	163,156	$1,387,530	(39,766)	$(256,357)

Class R4 Shares
Shares sold	2,538	$19,819	15,394	$117,905
Reinvestment of distributions	364	2,817	408	3,223
Shares reacquired	(709)	(5,776)	(2,743)	(20,780)
Increase	2,193	$16,860	13,059	$100,348

Class R5 Shares
Shares sold	22	$179	515	$4,185
Reinvestment of distributions	5	40	7	53
Shares reacquired	(443)	(3,550)	(102)	(849)
Increase (decrease)	(416)	$(3,331)	420	$3,389

Class R6 Shares
Shares sold	122,778	$974,702	24,459	$187,780
Reinvestment of distributions	834	6,533	154	1,230
Shares reacquired	(69,682)	(545,205)	(10,950)	(83,632)
Increase	53,930	$436,030	13,663	$105,378

Notes to Financial Statements (continued)

Micro Cap Growth Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	226,147	$3,749,140	3,899,533	$79,008,714
Converted from Class C*	78	1,261	2,848	55,236
Reinvestment of distributions	–	–	216,420	3,339,369
Shares reacquired	(599,196)	(9,966,769)	(1,635,265)	(31,860,611)
Increase (decrease)	(372,971)	$(6,216,368)	2,483,536	$50,542,708

Class C Shares
Shares sold	13,796	$273,771	610,825	$15,046,196
Reinvestment of distributions	–	–	16,075	303,011
Shares reacquired	(101,172)	(1,971,896)	(89,983)	(2,091,787)
Converted to Class A*	(65)	(1,261)	(2,341)	(55,236)
Increase (decrease)	(87,441)	$(1,699,386)	534,576	$13,202,184

Class F Shares
Shares sold	531,955	$10,648,710	10,540,463	$266,716,166
Reinvestment of distributions	–	–	199,630	3,773,009
Shares reacquired	(2,337,637)	(45,826,743)	(4,292,107)	(101,849,880)
Increase (decrease)	(1,805,682)	$(35,178,033)	6,447,986	$168,639,295

Class I Shares
Shares sold	648,318	$12,829,438	2,545,959	$61,392,303
Reinvestment of distributions	–	–	890,870	16,837,445
Shares reacquired	(408,268)	(7,911,266)	(1,330,048)	(31,678,949)
Increase	240,050	$4,918,172	2,106,781	$46,550,799
Value Opportunities Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,248,979	$45,819,338	3,005,986	$64,495,583
Converted from Class C*	10,655	213,092	505,585	11,030,413
Reinvestment of distributions	4,619,162	99,450,565	1,967,336	36,454,708
Shares reacquired	(3,395,692)	(69,051,388)	(6,408,852)	(134,991,512)
Increase (decrease)	3,483,104	$76,431,607	(929,945)	$(23,010,808)

Class C Shares
Shares sold	163,600	$2,791,523	644,345	$11,394,166
Reinvestment of distributions	614,919	10,834,876	284,339	4,458,433
Shares reacquired	(840,721)	(13,827,932)	(900,371)	(16,016,634)
Converted to Class A*	(13,035)	(213,092)	(599,570)	(11,030,413)
Decrease	(75,237)	$(414,625)	(571,257)	$(11,194,448)

Class F Shares
Shares sold	733,659	$15,390,177	1,797,604	$37,847,528
Reinvestment of distributions	1,001,710	22,217,936	439,721	8,363,493
Shares reacquired	(2,215,606)	(45,688,594)	(2,441,356)	(51,421,396)
Decrease	(480,237)	$(8,080,481)	(204,031)	$(5,210,375)

Notes to Financial Statements (concluded)

Value Opportunities Fund	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	806,141	$17,340,327	1,596,849	$36,558,401
Reinvestment of distributions	1,280,669	29,429,775	608,403	11,930,790
Shares reacquired	(1,129,920)	(24,898,045)	(3,195,857)	(71,397,694)
Increase (decrease)	956,890	$21,872,057	(990,605)	$(22,908,503)

Class I Shares
Shares sold	1,322,771	$27,621,578	6,520,855	$152,442,751
Reinvestment of distributions	2,122,183	48,300,878	675,691	13,148,938
Shares reacquired	(7,859,940)	(159,988,430)	(2,888,534)	(63,604,654)
Increase (decrease)	(4,414,986)	$(84,065,974)	4,308,012	$101,987,035

Class P Shares
Shares sold	67,248	$1,319,661	79,069	$1,623,649
Reinvestment of distributions	101,102	2,111,009	50,134	906,422
Shares reacquired	(91,988)	(1,808,883)	(387,193)	(7,742,666)
Increase (decrease)	76,362	$1,621,787	(257,990)	$(5,212,595)

Class R2 Shares
Shares sold	50,423	$962,392	31,406	$644,725
Reinvestment of distributions	36,753	740,566	16,949	297,456
Shares reacquired	(46,331)	(895,454)	(90,409)	(1,814,660)
Increase (decrease)	40,845	$807,504	(42,054)	$(872,479)

Class R3 Shares
Shares sold	149,960	$2,923,902	392,875	$8,002,976
Reinvestment of distributions	257,856	5,296,366	139,781	2,492,301
Shares reacquired	(220,663)	(4,294,688)	(1,219,492)	(24,413,278)
Increase (decrease)	187,153	$3,925,580	(686,836)	$(13,918,001)

Class R4 Shares
Shares sold	187,608	$3,751,195	289,822	$6,215,019
Reinvestment of distributions	236,131	5,076,818	106,339	1,968,337
Shares reacquired	(385,156)	(7,774,441)	(657,886)	(13,558,997)
Increase (decrease)	38,583	$1,053,572	(261,725)	$(5,375,641)

Class R5 Shares
Shares sold	3,458	$74,923	20,489	$459,253
Reinvestment of distributions	9,868	224,797	5,925	115,427
Shares reacquired	(32,821)	(708,221)	(54,178)	(1,187,542)
Decrease	(19,495)	$(408,501)	(27,764)	$(612,862)

Class R6 Shares
Shares sold	189,596	$4,184,663	438,800	$10,002,897
Reinvestment of distributions	187,129	4,296,484	75,851	1,485,915
Shares reacquired	(167,661)	(3,568,057)	(399,116)	(9,017,125)
Increase	209,064	$4,913,090	115,535	$2,471,687

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2022, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Alpha Strategy Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. – Class I	18.82%
Lord Abbett Securities Trust – Focused Small Cap Value Fund-Class I	10.69%
Lord Abbett Securities Trust – International Opportunities Fund-Class I	20.28%
Lord Abbett Securities Trust – Micro Cap Growth Fund-Class I	8.80%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund-Class I	20.70%
Lord Abbett Securities Trust – Value Opportunities Fund-Class I	20.71%
Total	100.00%

Developing Growth Fund

Ten Largest Holdings	% of Investments
Intra-Cellular Therapies, Inc.	2.25%
Lantheus Holdings, Inc.	2.24%
Inspire Medical Systems, Inc.	2.19%
Evoqua Water Technologies Corp.	2.13%
Planet Fitness, Inc.	2.09%
Calix, Inc.	1.93%
Rapid7, Inc.	1.88%
iRhythm Technologies, Inc.	1.88%
Semtech Corp.	1.67%
Simply Good Foods Co. (The)	1.65%

Holdings by Sector	% of Investments
Communication Services	4.69%
Consumer Discretionary	11.48%
Consumer Staples	4.07%
Financials	3.64%
Health Care	25.41%
Industrials	13.24%
Information Technology	31.40%
Materials	3.35%
Money Market Funds	1.28%
Time Deposits	0.14%
Repurchase Agreements	1.30%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
MEG Energy Corp.	4.49%
Chesapeake Energy Corp.	4.18%
Organon & Co.	3.65%
International Money Express, Inc.	3.63%
Silicon Motion Technology Corp.	3.56%
TrueBlue, Inc.	3.35%
Sunstone Hotel Investors, Inc.	3.27%
Eagle Materials, Inc.	3.16%
NOV, Inc.	2.94%
Tenet Healthcare Corp.	2.86%

Holdings by Sector	% of Investments
Communication Services	4.55%
Consumer Discretionary	6.20%
Consumer Staples	3.73%
Energy	11.62%
Financials	27.10%
Health Care	6.51%
Industrials	18.06%
Information Technology	7.19%
Materials	6.41%
Real Estate	6.34%
Money Market Funds	0.72%
Time Deposits	0.08%
Repurchase Agreements	1.49%
Total	100.00%

International Value Fund

Ten Largest Holdings	% of Investments
Shell plc	4.02%
Sanofi	3.03%
BHP Group Ltd.	2.72%
GlaxoSmithKline plc	2.28%
Orange SA	2.22%
UBS Group AG	1.93%
Novartis AG Registered Shares	1.88%
Thales SA	1.80%
Standard Chartered plc	1.78%
Koninklijke Ahold Delhaize NV	1.75%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communication Services	2.22%
Consumer Discretionary	6.50%
Consumer Staples	10.19%
Energy	8.55%
Financials	25.08%
Health Care	11.55%
Industrials	14.04%
Information Technology	2.91%
Materials	5.77%
Real Estate	3.42%
Utilities	4.44%
Money Market Funds	1.46%
Time Deposits	0.16%
Repurchase Agreements	3.71%
Total	100.00%

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Gogo, Inc.	2.97%
Intra-Cellular Therapies, Inc.	2.41%
Kforce, Inc.	2.37%
Rambus, Inc.	2.23%
ICF International, Inc.	2.19%
Calix, Inc.	2.09%
Avid Technology, Inc.	1.98%
Lantheus Holdings, Inc.	1.97%
Ameresco, Inc.	1.95%
Monarch Casino & Resort, Inc.	1.94%

Holdings by Sector	% of Investments
Communication Services	6.34%
Consumer Discretionary	15.43%
Consumer Staples	3.80%
Financials	5.80%
Health Care	24.06%
Industrials	15.37%
Information Technology	21.74%
Money Market Funds	4.88%
Time Deposits	0.54%
Repurchase Agreements	2.04%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Small Cap Value Fund

Ten Largest Holdings	% of Investments
MEG Energy Corp.	3.02%
Chesapeake Energy Corp.	2.92%
Avient Corp.	2.20%
First BanCorp	2.18%
Silicon Motion Technology Corp.	2.18%
Valvoline, Inc.	2.15%
International Money Express, Inc.	2.06%
Applied Industrial Technologies, Inc.	2.04%
Organon & Co.	2.03%
NOV, Inc.	1.97%

Holdings by Sector	% of Investments
Communication Services	3.86%
Consumer Discretionary	6.31%
Consumer Staples	4.25%
Energy	9.72%
Financials	22.79%
Health Care	7.78%
Industrials	18.95%
Information Technology	9.79%
Materials	7.05%
Real Estate	7.33%
Utilities	1.86%
Repurchase Agreements	0.31%
Total	100.00%

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Devon Energy Corp.	2.42%
Chesapeake Energy Corp.	2.39%
BJ’s Wholesale Club Holdings, Inc.	2.22%
Valvoline, Inc.	2.17%
Reliance Steel & Aluminum Co.	2.17%
Molina Healthcare, Inc.	2.16%
American Financial Group, Inc./OH	2.15%
STERIS plc	2.12%
Entegris, Inc.	2.06%
Crane Co.	1.98%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	0.90%
Consumer Discretionary	8.72%
Consumer Staples	2.22%
Energy	5.75%
Financials	13.86%
Health Care	13.95%
Industrials	17.20%
Information Technology	14.91%
Materials	10.29%
Real Estate	8.39%
Utilities	2.64%
Money Market Funds	0.82%
Time Deposits	0.09%
Repurchase Agreements	0.26%
Total	100.00%

Approval of Advisory Contract

Securities Trust

(Lord Abbett Alpha Strategy Fund, Lord Abbett Durable Growth Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund (formerly, Lord Abbett Global Equity Research Fund), Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Value Opportunities Fund and Lord Abbett Micro-Cap Growth Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Health Care Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the

Approval of Advisory Contract (continued)

Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2021. As to Alpha Strategy Fund and International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five-, and ten-year periods. As to Durable Growth Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Focused Growth Fund and Health Care Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to Focused Large Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Focused Small Cap Value Fund, Growth Leaders Fund, and Micro-Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Global Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to International Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, and below the median of the performance peer group for the one-, five- and ten-year periods. With respect to Health Care Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, and Value Opportunities Fund, the Board took into account changes to the Fund’s portfolio management team. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve

Approval of Advisory Contract (continued)

performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense peer group. As to Micro-Cap Growth Fund, the Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, its was only one basis point higher than the median. As to each of Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, and International Value Fund, the Board observed that the net total expense ratio was below the median of the expense peer group. As to Value Opportunities Fund, the Board observed that the net total expense ratio was equal to the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule,

Approval of Advisory Contract (concluded)

noting one or more contractual breakpoints in the level of management fee for each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, and, with respect to each of Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Global Equity Fund, Health Care Fund, International Equity Fund, and International Value Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Durable Growth Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/22)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 28, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: June 28, 2022